UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22245

First Trust Exchange-Traded Fund III
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.

First Trust Portfolios L.P.

120 East Liberty Drive, Suite 400

Wheaton, IL 60187
(Name and address of agent for service)

Registrant’s telephone number, including area code: 630-765-8000

Date of fiscal year end: October 31

Date of reporting period: July 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments
July 31, 2018 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES – 27.3%
	Banks – 7.6%
319,846	Banc of California, Inc., Series E	7.00%	(a)	$8,443,934
287,914	Bank of America Corp., Series CC	6.20%	(a)	7,497,281
337,023	Bank of America Corp., Series HH	5.88%	(a)	8,513,201
756,820	Citigroup Capital XIII, 3 Mo. LIBOR + 6.37% (b)	8.71%	10/30/40	20,373,594
234,057	Citigroup, Inc., Series K (c)	6.88%	(a)	6,502,104
4,865	Citigroup, Inc., Series S	6.30%	(a)	127,901
158,099	Fifth Third Bancorp, Series I (c)	6.63%	(a)	4,312,941
149,357	FNB Corp. (c)	7.25%	(a)	4,298,494
2,832,793	GMAC Capital Trust I, Series 2, 3 Mo. LIBOR + 5.79% (b)	8.13%	02/15/40	75,267,310
849,509	Huntington Bancshares, Inc., Series D	6.25%	(a)	22,435,533
284,628	ING Groep N.V.	6.13%	(a)	7,337,710
322,688	KeyCorp, Series E (c)	6.13%	(a)	8,735,164
135,764	MB Financial, Inc., Series C	6.00%	(a)	3,529,864
675,604	People’s United Financial, Inc., Series A (c)	5.63%	(a)	17,518,412
450,915	Regions Financial Corp., Series A	6.38%	(a)	11,448,732
345,193	Royal Bank of Scotland Group PLC, Series S	6.60%	(a)	8,864,556
582,415	Synovus Financial Corp., Series C (c)	7.88%	(a)	14,560,375
287,295	Synovus Financial Corp., Series D (c)	6.30%	(a)	7,426,576
158,840	Valley National Bancorp, Series A (c)	6.25%	(a)	4,171,138
146,439	Valley National Bancorp, Series B (c)	5.50%	(a)	3,763,482
201,996	Wells Fargo & Co., Series V	6.00%	(a)	5,261,996
156	Wells Fargo & Co., Series W	5.70%	(a)	3,939
54,785	Western Allliance Bancorp	6.25%	07/01/56	1,394,826
442,265	Wintrust Financial Corp., Series D (c)	6.50%	(a)	11,861,547
184,288	Zions Bancorporation, Series G (c)	6.30%	(a)	4,955,504
				268,606,114
	Capital Markets – 3.9%
316,683	Apollo Global Management, LLC, Series B	6.38%	(a)	7,926,575
802,626	Apollo Investment Corp.	6.88%	07/15/43	20,202,096
186,025	Ares Management L.P., Series A	7.00%	(a)	4,985,470
195,325	BGC Partners, Inc.	8.13%	06/15/42	4,990,554
781,834	Goldman Sachs Group, Inc., Series K (c)	6.38%	(a)	20,968,788
911,552	Morgan Stanley, Series E (c)	7.13%	(a)	25,587,265
1,065,970	Morgan Stanley, Series F (c)	6.88%	(a)	29,154,280
104,912	Morgan Stanley, Series I (c)	6.38%	(a)	2,817,936
183,500	Oaktree Capital Group LLC	6.63%	(a)	4,726,960
483,963	State Street Corp., Series G (c)	5.35%	(a)	12,621,755
131,067	Stifel Financial Corp., Series A	6.25%	(a)	3,431,334
				137,413,013
	Consumer Finance – 0.1%
102,837	Capital One Financial Corp., Series D	6.70%	(a)	2,705,641
	Diversified Telecommunication Services – 1.2%
920,921	Qwest Corp.	6.88%	10/01/54	20,803,605
288,973	Qwest Corp.	6.50%	09/01/56	6,345,847
676,107	Qwest Corp.	6.75%	06/15/57	15,165,080
				42,314,532
	Electric Utilities – 0.4%
153,054	PPL Capital Funding, Inc., Series B	5.90%	04/30/73	3,841,655
264,074	SCE Trust V, Series K (c)	5.45%	(a)	6,712,761
110,007	Southern (The) Co.	6.25%	10/15/75	2,866,783
				13,421,199
See Notes to Portfolio of Investments

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
July 31, 2018 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES (Continued)
	Equity Real Estate Investment Trusts – 2.9%
303,289	American Homes 4 Rent, Series D	6.50%	(a)	$7,946,172
865,261	American Homes 4 Rent, Series E	6.35%	(a)	22,488,133
349,544	Colony Capital, Inc., Series E	8.75%	(a)	9,193,007
38,423	Colony Capital, Inc., Series I	7.15%	(a)	896,409
535,370	Colony Capital, Inc., Series J	7.13%	(a)	12,484,828
265,820	Farmland Partners, Inc., Series B, steps up 10/01/24 to 10.00% (d)	6.00%	(a)	6,164,366
302,299	Global Net Lease, Inc., Series A	7.25%	(a)	7,630,027
102,265	Taubman Centers, Inc., Series J	6.50%	(a)	2,569,919
154,252	Urstadt Biddle Properties, Inc., Series H	6.25%	(a)	3,843,960
1,102,671	VEREIT, Inc., Series F	6.70%	(a)	28,074,004
				101,290,825
	Food Products – 1.2%
7,575	CHS, Inc., Series 1	7.88%	(a)	217,554
626,081	CHS, Inc., Series 2 (c)	7.10%	(a)	17,436,356
669,766	CHS, Inc., Series 3 (c)	6.75%	(a)	17,969,822
286,030	CHS, Inc., Series 4	7.50%	(a)	7,963,075
				43,586,807
	Insurance – 5.4%
452,699	Aegon N.V.	6.38%	(a)	11,752,066
235,472	AmTrust Financial Services, Inc.	7.25%	06/15/55	5,733,743
278,584	AmTrust Financial Services, Inc.	7.50%	09/15/55	6,903,312
408,778	AmTrust Financial Services, Inc., Series E	7.75%	(a)	9,401,894
627,442	AmTrust Financial Services, Inc., Series F	6.95%	(a)	12,260,217
54,993	Aspen Insurance Holdings Ltd.	5.63%	(a)	1,352,828
928,919	Aspen Insurance Holdings Ltd. (c)	5.95%	(a)	23,826,772
32,498	Berkley (WR) Corp.	5.75%	06/01/56	807,900
500,537	Delphi Financial Group, Inc., 3 Mo. LIBOR + 3.19% (b)	5.53%	05/15/37	11,074,381
1,119,753	Enstar Group Ltd., Series D (c)	7.00%	(a)	28,744,060
532,594	Global Indemnity Ltd.	7.75%	08/15/45	13,602,451
447,794	Global Indemnity Ltd.	7.88%	04/15/47	11,548,607
190,026	Maiden Holdings North America Ltd.	7.75%	12/01/43	4,418,104
337,917	National General Holdings Corp.	7.63%	09/15/55	8,694,604
131,263	National General Holdings Corp., Series C	7.50%	(a)	3,293,389
363,474	PartnerRe Ltd., Series H	7.25%	(a)	10,093,673
148,356	Phoenix Cos., Inc.	7.45%	01/15/32	2,755,713
978,611	Reinsurance Group of America, Inc. (c)	5.75%	06/15/56	25,277,522
315	Validus Holdings, Ltd., Series B	5.80%	(a)	8,007
				191,549,243
	Internet Software & Services – 0.2%
314,293	eBay, Inc.	6.00%	02/01/56	8,234,477
	Mortgage Real Estate Investment Trusts – 1.4%
296,809	AGNC Investment Corp., Series C (c)	7.00%	(a)	7,687,353
508,556	Annaly Capital Management, Inc., Series F (c)	6.95%	(a)	12,952,921
179,031	Invesco Mortgage Capital, Inc., Series B (c)	7.75%	(a)	4,665,548
438,888	MFA Financial, Inc.	8.00%	04/15/42	11,275,033
296,630	Two Harbors Investment Corp., Series B (c)	7.63%	(a)	7,581,863
179,620	Two Harbors Investment Corp., Series C (c)	7.25%	(a)	4,411,467
19,461	Wells Fargo Real Estate Investment Corp., Series A	6.38%	(a)	507,737
				49,081,922
	Multi-Utilities – 0.7%
415,853	Integrys Holding, Inc. (c)	6.00%	08/01/73	10,968,123
See Notes to Portfolio of Investments

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
July 31, 2018 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES (Continued)
	Multi-Utilities (Continued)
512,590	Just Energy Group, Inc., Series A (c)	8.50%	(a)	$12,045,865
				23,013,988
	Oil, Gas & Consumable Fuels – 0.7%
319,268	Enbridge, Inc., Series B (c)	6.38%	04/15/78	8,147,719
41,672	Energy Transfer Partners L.P., Series D (c)	7.63%	(a)	1,060,136
530,631	NuStar Logistics, L.P., 3 Mo. LIBOR + 6.73% (b)	9.07%	01/15/43	13,568,235
				22,776,090
	Thrifts & Mortgage Finance – 0.8%
1,039,250	New York Community Bancorp, Inc., Series A (c)	6.38%	(a)	27,903,863
	Wireless Telecommunication Services – 0.8%
263,800	United States Cellular Corp.	7.25%	12/01/63	6,763,832
898,244	United States Cellular Corp.	7.25%	12/01/64	22,905,222
				29,669,054
	Total $25 Par Preferred Securities			961,566,768
	(Cost $964,562,712)
$100 PAR PREFERRED SECURITIES – 1.2%
	Banks – 0.4%
25,544	Agribank FCB (c) (e)	6.88%	(a)	2,745,980
13,800	CoBank ACB, Series F (c) (e)	6.25%	(a)	1,450,518
22,650	CoBank ACB, Series G (e)	6.13%	(a)	2,276,325
23,322	CoBank ACB, Series H (c) (e)	6.20%	(a)	2,474,464
37,840	Farm Credit Bank Of Texas (c) (f)	6.75%	(a)	4,067,800
				13,015,087
	Consumer Finance – 0.8%
397,381	SLM Corp., Series B, 3 Mo. LIBOR + 1.70% (b)	4.04%	(a)	28,595,537
	Total $100 Par Preferred Securities			41,610,624
	(Cost $34,946,682)
$1,000 PAR PREFERRED SECURITIES – 2.1%
	Banks – 0.8%
20,300	Farm Credit Bank Of Texas, Series 1 (e)	10.00%	(a)	23,192,750
4,556	Sovereign Real Estate Investment Trust (f)	12.00%	(a)	5,364,690
				28,557,440
	Diversified Financial Services – 0.3%
2,500	Compeer Financial ACA (c) (f)	6.75%	(a)	2,687,500
10,000	Kinder Morgan GP, Inc., 3 Mo. LIBOR + 3.90% (b) (f)	6.22%	08/18/57	9,253,580
				11,941,080
	Insurance – 1.0%
35,333	XLIT Ltd., Series D, 3 Mo. LIBOR + 3.12% (b)	5.46%	(a)	35,200,501
	Total $1,000 Par Preferred Securities			75,699,021
	(Cost $72,624,788)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES – 67.6%
	Automobiles – 0.7%
$26,300,000	General Motors Financial Co., Inc., Series A (c)	5.75%	(a)	25,905,500
See Notes to Portfolio of Investments

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
July 31, 2018 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Banks – 34.8%
$31,464,000	Australia & New Zealand Banking Group Ltd. (c) (g) (h)	6.75%	(a)	$32,840,550
16,600,000	Banco Bilbao Vizcaya Argentaria S.A. (c) (h)	6.13%	(a)	15,313,500
4,900,000	Banco Mercantil del Norte S.A. (c) (g) (h)	6.88%	(a)	5,064,199
8,500,000	Banco Mercantil del Norte S.A. (c) (g) (h)	7.63%	(a)	9,005,750
10,600,000	Banco Mercantil del Norte S.A. (c) (g) (h)	5.75%	10/04/31	10,348,250
19,400,000	Banco Santander S.A. (c) (h)	6.38%	(a)	19,488,076
8,725,000	Bank of America Corp., Series AA (c)	6.10%	(a)	9,104,537
17,000,000	Bank of America Corp., Series DD (c)	6.30%	(a)	18,147,500
9,528,000	Bank of America Corp., Series X (c)	6.25%	(a)	9,932,940
20,000,000	Bank of America Corp., Series Z (c)	6.50%	(a)	21,475,000
566	Barclays PLC (c) (h)	6.63%	(a)	571
54,000,000	Barclays PLC (c) (h)	7.88%	(a)	56,902,824
12,161,000	BNP Paribas S.A. (c) (g) (h)	6.75%	(a)	12,465,025
10,950,000	BNP Paribas S.A. (c) (g) (h)	7.38%	(a)	11,648,062
37,000,000	BNP Paribas S.A. (c) (g) (h)	7.63%	(a)	39,497,500
10,498,000	BPCE S.A. (c) (g)	12.50%	(a)	11,475,574
5,797,000	BPCE S.A. (c)	12.50%	(a)	6,336,817
1,986,000	Citigroup, Inc. (c)	5.95%	(a)	2,035,650
23,000,000	Citigroup, Inc., Series O (c)	5.88%	(a)	23,626,520
12,000,000	Citigroup, Inc., Series P (c)	5.95%	(a)	12,135,000
4,000,000	Citigroup, Inc., Series Q (c)	5.95%	(a)	4,149,500
10,000,000	Citigroup, Inc., Series R (c)	6.13%	(a)	10,412,500
34,250,000	Citigroup, Inc., Series T (c)	6.25%	(a)	35,512,455
12,016,000	Citizens Financial Group, Inc. (c)	5.50%	(a)	12,337,188
20,474,000	CoBank ACB, Series I (c) (e)	6.25%	(a)	21,907,180
6,621,000	Cooperatieve Rabobank UA (c) (g)	11.00%	(a)	7,096,057
6,850,000	Cooperatieve Rabobank UA (c)	11.00%	(a)	7,341,488
47,700,000	Credit Agricole S.A. (c) (g) (h)	7.88%	(a)	50,885,740
36,000,000	Credit Agricole S.A. (c) (g) (h)	8.13%	(a)	39,615,228
14,651,000	Credit Agricole S.A. (c) (g)	8.38%	(a)	15,456,805
32,713,000	Danske Bank A.S. (c) (h)	6.13%	(a)	31,365,421
3,600,000	DNB Bank ASA (c) (h)	5.75%	(a)	3,615,750
6,000,000	Farm Credit Bank of Texas, Series 3 (c) (g)	6.20%	(a)	6,090,000
2,000,000	HBOS Capital Funding L.P.	6.85%	(a)	2,022,460
37,119,000	HSBC Holdings PLC (c) (h)	6.38%	(a)	37,373,636
23,500,000	HSBC Holdings PLC (c) (h)	6.88%	(a)	24,792,500
16,179,000	ING Groep N.V. (c) (h)	6.50%	(a)	16,062,511
24,500,000	ING Groep N.V. (c) (h)	6.88%	(a)	25,219,687
41,425,000	Intesa Sanpaolo S.p.A. (c) (g) (h)	7.70%	(a)	39,664,437
30,145,000	JPMorgan Chase & Co., Series I, 3 Mo. LIBOR + 3.47% (b)	5.81%	(a)	30,315,319
10,000,000	JPMorgan Chase & Co., Series R (c)	6.00%	(a)	10,358,300
7,663,000	JPMorgan Chase & Co., Series S (c)	6.75%	(a)	8,381,406
2,000,000	JPMorgan Chase & Co., Series U (c)	6.13%	(a)	2,075,000
7,270,000	JPMorgan Chase & Co., Series X (c)	6.10%	(a)	7,495,952
18,651,000	JPMorgan Chase & Co., Series Z (c)	5.30%	(a)	19,024,020
12,100,000	Lloyds Bank PLC (c) (g)	12.00%	(a)	14,779,061
8,088,000	Lloyds Bank PLC (c)	12.00%	(a)	9,878,764
28,681,000	Lloyds Banking Group PLC (c) (h)	7.50%	(a)	29,684,835
6,084,000	Macquarie Bank Ltd. (c) (g) (h)	6.13%	(a)	5,566,860
14,680,000	Nordea Bank AB (c) (h)	6.13%	(a)	14,459,800
6,371,000	Nordea Bank AB (c) (g) (h)	6.13%	(a)	6,275,435
5,859,000	PNC Financial Services Group, Inc. (c)	6.75%	(a)	6,327,720
8,310,000	Royal Bank of Scotland Group PLC (c) (h)	7.50%	(a)	8,600,850
1,000,000	Royal Bank of Scotland Group PLC (c)	7.65%	(a)	1,250,000
35,300,000	Royal Bank of Scotland Group PLC (c) (h)	8.00%	(a)	37,581,086
See Notes to Portfolio of Investments

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
July 31, 2018 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Banks (Continued)
$35,300,000	Royal Bank of Scotland Group PLC (c) (h)	8.63%	(a)	$38,180,480
15,000,000	Societe Generale S.A. (c) (g) (h)	6.00%	(a)	14,785,215
27,200,000	Societe Generale S.A. (c) (g) (h)	7.38%	(a)	28,662,000
15,000,000	Societe Generale S.A. (c) (g) (h)	7.88%	(a)	15,881,250
20,000,000	Societe Generale S.A. (c) (h)	7.88%	(a)	21,175,000
10,000,000	Societe Generale S.A. (c) (h)	8.25%	(a)	10,161,150
20,000,000	Standard Chartered PLC (c) (g) (h)	7.50%	(a)	21,000,000
20,000,000	Standard Chartered PLC (c) (g) (h)	7.75%	(a)	20,900,000
5,600,000	Swedbank AB (c) (h)	6.00%	(a)	5,614,000
43,450,000	UniCredit S.p.A. (c) (h)	8.00%	(a)	42,034,660
17,000,000	UniCredit S.p.A. (c) (g)	5.86%	06/19/32	15,392,956
42,877,000	Wells Fargo & Co., Series K, 3 Mo. LIBOR + 3.77% (b)	6.11%	(a)	43,282,188
11,000,000	Wells Fargo & Co., Series U (c)	5.88%	(a)	11,519,750
7,000,000	Zions Bancorporation, Series J (c)	7.20%	(a)	7,507,500
				1,225,914,945
	Capital Markets – 4.4%
5,175,000	Credit Suisse Group AG (c) (h)	7.13%	(a)	5,370,356
39,138,000	Credit Suisse Group AG (c) (g) (h)	7.50%	(a)	41,827,250
20,000,000	Credit Suisse Group AG (c) (g) (h)	7.50%	(a)	20,625,000
28,148,000	E*TRADE Financial Corp., Series A (c)	5.88%	(a)	28,922,070
13,845,000	Goldman Sachs Group, Inc., Series M (c)	5.38%	(a)	14,139,206
3,000,000	UBS Group Funding Switzerland AG (c) (h)	6.88%	(a)	3,137,970
11,820,000	UBS Group Funding Switzerland AG (c) (h)	6.88%	(a)	12,100,394
18,750,000	UBS Group Funding Switzerland AG (c) (h)	7.00%	(a)	19,809,638
7,000,000	UBS Group Funding Switzerland AG (c) (h)	7.13%	(a)	7,275,520
				153,207,404
	Diversified Financial Services – 0.4%
14,381,000	Voya Financial, Inc. (c)	5.65%	05/15/53	14,538,616
	Diversified Telecommunication Services – 1.0%
11,882,000	Koninklijke KPN N.V. (c) (g)	7.00%	03/28/73	12,374,509
22,210,000	Koninklijke KPN N.V. (c)	7.00%	03/28/73	23,130,605
				35,505,114
	Electric Utilities – 4.7%
52,342,000	Emera, Inc., Series 16-A (c)	6.75%	06/15/76	55,220,810
61,645,000	Enel S.p.A. (c) (g)	8.75%	09/24/73	68,348,894
28,783,000	PPL Capital Funding, Inc., Series A, 3 Mo. LIBOR + 2.67% (b)	5.00%	03/30/67	28,378,599
14,345,000	Southern (The) Co., Series B (c)	5.50%	03/15/57	14,849,855
				166,798,158
	Energy Equipment & Services – 0.7%
23,397,000	Transcanada Trust, Series 16-A (c)	5.88%	08/15/76	23,747,955
	Food Products – 2.3%
7,700,000	Dairy Farmers of America, Inc. (f)	7.13%	(a)	8,296,750
23,748,000	Land O’Lakes Capital Trust I (f)	7.45%	03/15/28	26,360,280
9,720,000	Land O’Lakes, Inc. (g)	7.25%	(a)	10,570,500
31,000,000	Land O’Lakes, Inc. (g)	8.00%	(a)	34,100,000
				79,327,530
	Independent Power and Renewable Electricity Producers – 0.4%
1,500,000	AES Gener S.A. (c) (g)	8.38%	12/18/73	1,545,345
See Notes to Portfolio of Investments

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
July 31, 2018 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Independent Power and Renewable Electricity Producers (Continued)
$10,750,000	AES Gener S.A. (c)	8.38%	12/18/73	$11,074,973
				12,620,318
	Insurance – 9.6%
20,550,000	Aegon N.V. (c)	5.50%	04/11/48	20,078,368
7,800,000	AG Insurance S.A. (c)	6.75%	(a)	7,925,541
8,825,000	American International Group, Inc. Series A-9 (c)	5.75%	04/01/48	8,736,750
20,470,000	Aquarius & Investments PLC for Swiss Reinsurance Co., Ltd. (c)	8.25%	(a)	20,561,501
12,900,000	Asahi Mutual Life Insurance Co. (c)	7.25%	(a)	13,359,911
23,500,000	Assurant, Inc. (c)	7.00%	03/27/48	24,087,500
13,224,000	Assured Guaranty Municipal Holdings, Inc. (c) (g)	6.40%	12/15/66	13,224,000
49,197,000	Catlin Insurance Co., Ltd., 3 Mo. LIBOR + 2.98% (b) (g)	5.32%	(a)	48,828,022
1,100,000	Catlin Insurance Co., Ltd., 3 Mo. LIBOR + 2.98% (b)	5.32%	(a)	1,091,750
4,200,000	CNP Assurances (c)	6.88%	(a)	4,320,582
1,100,000	CNP Assurances (c)	7.50%	(a)	1,110,632
5,000,000	Dai-ichi Life Insurance Co., Ltd. (c) (g)	4.00%	(a)	4,687,500
13,700,000	Fortegra Financial Corp. (c) (f)	8.50%	10/15/57	14,008,250
6,201,000	Friends Life Holdings PLC (c)	7.88%	(a)	6,278,512
4,020,000	Fukoku Mutual Life Insurance Co. (c)	6.50%	(a)	4,329,098
5,500,000	Hartford Financial Services Group (The), Inc., 3 Mo. LIBOR + 2.13% (b) (g)	4.44%	02/12/47	5,183,750
22,202,000	La Mondiale SAM (c)	7.63%	(a)	22,798,679
16,099,000	Liberty Mutual Group, Inc. (c) (g)	7.80%	03/15/37	19,037,067
465,000	Liberty Mutual Group, Inc. (c) (g)	10.75%	06/15/58	703,313
5,940,000	Liberty Mutual Group, Inc., 3 Mo. LIBOR + 2.91% (b) (g)	5.25%	03/15/37	5,850,900
4,400,000	Meiji Yasuda Life Insurance, Co. (c) (g)	5.10%	04/26/48	4,482,500
25,440,000	Mitsui Sumitomo Insurance Co., Ltd. (c) (g)	7.00%	03/15/72	27,763,944
1,100,000	Nationwide Financial Services, Inc.	6.75%	05/15/37	1,207,250
4,435,000	Prudential Financial, Inc. (c)	5.63%	06/15/43	4,620,161
20,300,000	QBE Insurance Group, Ltd. (c) (g)	7.50%	11/24/43	22,154,608
19,299,000	QBE Insurance Group, Ltd. (c)	6.75%	12/02/44	19,990,097
3,655,000	Sumitomo Life Insurance Co. (c) (g)	6.50%	09/20/73	3,975,178
6,000,000	VIVAT N.V. (c)	6.25%	(a)	6,009,120
				336,404,484
	Metals & Mining – 1.6%
12,200,000	BHP Billiton Finance USA Ltd. (c) (g)	6.25%	10/19/75	12,871,000
40,373,000	BHP Billiton Finance USA Ltd. (c) (g)	6.75%	10/19/75	44,390,114
				57,261,114
	Multi-Utilities – 0.2%
8,600,000	NiSource, Inc. (c) (g)	5.65%	(a)	8,567,750
	Oil, Gas & Consumable Fuels – 5.7%
11,000,000	DCP Midstream L.P., Series A (c)	7.38%	(a)	10,938,125
61,498,441	Enbridge Energy Partners L.P., 3 Mo. LIBOR + 3.80% (b)	6.13%	10/01/37	61,584,539
19,167,000	Enbridge, Inc. (c)	5.50%	07/15/77	18,016,980
32,000,000	Enbridge, Inc. (c)	6.25%	03/01/78	31,352,165
13,238,000	Enbridge, Inc., Series 16-A (c)	6.00%	01/15/77	13,047,373
29,460,000	Energy Transfer Partners L.P., 3 Mo. LIBOR + 3.02% (b)	5.36%	11/01/66	25,630,200
6,300,000	Energy Transfer Partners L.P., Series B (c)	6.63%	(a)	5,996,812
7,500,000	Enterprise Products Operating LLC, 3 Mo. LIBOR + 2.78% (b)	5.08%	06/01/67	7,462,500
26,118,594	Enterprise Products Operating LLC, Series A, 3 Mo. LIBOR + 3.71% (b)	6.07%	08/01/66	26,199,039
				200,227,733
See Notes to Portfolio of Investments

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
July 31, 2018 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Transportation Infrastructure – 1.1%
$36,521,000	AerCap Global Aviation Trust (c) (g)	6.50%	06/15/45	$37,844,886
	Total Capital Preferred Securities			2,377,871,507
	(Cost $2,423,127,980)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES – 0.5%
	Capital Markets – 0.1%
3,000,000	BGC Partners, Inc. (g)	5.38%	07/24/23	2,993,592
	Insurance – 0.4%
14,000,000	AmTrust Financial Services, Inc.	6.13%	08/15/23	13,768,898
	Total Corporate Bonds and Notes			16,762,490
	(Cost $16,950,935)

Total Investments – 98.7%	3,473,510,410
(Cost $3,512,213,097) (i)
Net Other Assets and Liabilities – 1.3%	44,033,159
Net Assets – 100.0%	$3,517,543,569

(a)	Perpetual maturity.
(b)	Floating or variable rate security.
(c)	Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at July 31, 2018. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.
(d)	Step-up security. A security where the coupon increases or steps up at a predetermined date.
(e)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by Stonebridge Advisors LLC, the Fund’s sub-advisor (the “Sub-Advisor”).
(f)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers (see Note 2C - Restricted Securities in the Notes to Portfolio of Investments).
(g)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by the Sub-Advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2018, securities noted as such amounted to $886,345,576 or 25.2% of net assets.
(h)	This security is a contingent convertible capital security which may be subject to conversion into common stock of the issuer under certain circumstances. At July 31, 2018, securities noted as such amounted to $911,877,966 or 25.9% of net assets. Of these securities, 2.7% originated in emerging markets, and 97.3% originated in foreign markets.
(i)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of July 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $51,312,197 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $90,014,884. The net unrealized depreciation was $38,702,687.

LIBOR	London Interbank Offered Rate
See Notes to Portfolio of Investments

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
July 31, 2018 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):
	Total Value at 7/31/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
$25 Par Preferred Securities:
Insurance	$ 191,549,243	$ 177,719,149	$ 13,830,094	$ —
Multi-Utilities	23,013,988	12,045,865	10,968,123	—
Other industry categories*	747,003,537	747,003,537	—	—
$100 Par Preferred Securities:
Banks	13,015,087	—	13,015,087	—
Consumer Finance	28,595,537	28,595,537	—	—
$1,000 Par Preferred Securities*	75,699,021	—	75,699,021	—
Capital Preferred Securities*	2,377,871,507	—	2,377,871,507	—
Corporate Bonds and Notes*	16,762,490	—	16,762,490	—
Total Investments	$ 3,473,510,410	$ 965,364,088	$ 2,508,146,322	$—

*	See Portfolio of Investments for industry breakout.
All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at July 31, 2018.
See Notes to Portfolio of Investments

Notes to Portfolio of Investments
First Trust Preferred Securities and Income ETF (FPE)
July 31, 2018 (Unaudited)
1. Organization
First Trust Exchange-Traded Fund III (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on January 9, 2008, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust consists of thirteen funds that are currently offering shares. This report covers the First Trust Preferred Securities and Income ETF (the “Fund”), a non-diversified series of the Trust, which trades under the ticker FPE on the NYSE Arca, Inc.
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”
2. Valuation and Investment Practices
A. Portfolio Valuation
The Fund’s net asset value (“NAV”) is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund’s NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Preferred stocks and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.
Bonds, notes, capital preferred securities, and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust’s Board of Trustees, which may use the following valuation inputs when available:
1)	benchmark yields;
2)	reported trades;
3)	broker/dealer quotes;
4)	issuer spreads;
5)	benchmark securities;
6)	bids and offers; and
7)	reference data including market research publications.
Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.
Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
1)	the credit conditions in the relevant market and changes thereto;
2)	the liquidity conditions in the relevant market and changes thereto;

Notes to Portfolio of Investments (Continued)
First Trust Preferred Securities and Income ETF (FPE)
July 31, 2018 (Unaudited)
3)	the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
4)	issuer-specific conditions (such as significant credit deterioration); and
5)	any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended (the “1933 Act”)) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
1)	the type of security;
2)	the size of the holding;
3)	the initial cost of the security;
4)	transactions in comparable securities;
5)	price quotes from dealers and/or third-party pricing services;
6)	relationships among various securities;
7)	information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
8)	an analysis of the issuer’s financial statements; and
9)	the existence of merger proposals or tender offers that might affect the value of the security.
If the securities in question are foreign securities, the following additional information may be considered:
1)	the value of similar foreign securities traded on other foreign markets;
2)	ADR trading of similar securities;
3)	closed-end fund trading of similar securities;
4)	foreign currency exchange activity;
5)	the trading prices of financial products that are tied to baskets of foreign securities;
6)	factors relating to the event that precipitated the pricing problem;
7)	whether the event is likely to recur; and
8)	whether the effects of the event are isolated or whether they affect entire markets, countries or regions.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Notes to Portfolio of Investments (Continued)
First Trust Preferred Securities and Income ETF (FPE)
July 31, 2018 (Unaudited)
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of July 31, 2018, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
C. Restricted Securities
The Fund invests in restricted securities, which are securities that may not be offered for public sale without first being registered under the 1933 Act. Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of July 31, 2018, the Fund held restricted securities as shown in the following table that Stonebridge Advisors LLC, the Sub-advisor, has deemed illiquid pursuant to procedures adopted by the Trust’s Board of Trustees. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation note (Note 2A) and are not expressed as a discount to the carrying value of a comparable unrestricted security. There are no unrestricted securities with the same maturity dates and yields for these issuers.
Security	Acquisition Date	Par Amount/Shares	Current Price	Carrying Cost	Value	% of Net Assets
Compeer Financial ACA, 6.75%	7/31/15	2,500	$1,075.00	$2,631,250	$2,687,500	0.08%
Dairy Farmers of America, Inc., 7.13%	9/15/16-8/10/17	$7,700,000	107.75	7,898,000	8,296,750	0.24
Farm Credit Bank Of Texas, 6.75%	12/08/15-7/24/18	37,840	107.50	3,934,780	4,067,800	0.11
Fortegra Financial Corp., 8.50%, 10/15/57	10/12/17-3/12/18	$13,700,000	102.25	13,719,098	14,008,250	0.40
Kinder Morgan GP, Inc., 6.22%, 8/18/57	3/21/17-10/16/17	10,000	925.36	9,215,000	9,253,580	0.26
Land O’Lakes Capital Trust I, 7.45%, 3/15/28	3/20/15-5/9/18	$23,748,000	111.00	26,481,900	26,360,280	0.75
Sovereign Real Estate Investment Trust, 12.00%	5/12/14-3/22/16	4,556	1,177.50	5,906,010	5,364,690	0.15
				$69,786,038	$70,038,850	1.99%

First Trust Institutional Preferred Securities and Income ETF (FPEI)
Portfolio of Investments
July 31, 2018 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES – 98.2%
	Automobiles – 0.6%
$500,000	General Motors Financial Co., Inc., Series A (a)	5.75%	(b)	$492,500
	Banks – 46.2%
600,000	Australia & New Zealand Banking Group Ltd. (a) (c) (d)	6.75%	(b)	626,250
400,000	Banco Bilbao Vizcaya Argentaria S.A. (a) (d)	6.13%	(b)	369,000
1,200,000	Banco Santander S.A. (a) (d)	6.38%	(b)	1,205,448
400,000	Bank of America Corp., Series AA (a)	6.10%	(b)	417,400
400,000	Bank of America Corp., Series DD (a)	6.30%	(b)	427,000
800,000	Bank of America Corp., Series X (a)	6.25%	(b)	834,000
1,700,000	Bank of America Corp., Series Z (a)	6.50%	(b)	1,825,375
2,050,000	Barclays PLC (a) (d)	7.88%	(b)	2,160,200
200,000	BNP Paribas S.A. (a) (c) (d)	6.75%	(b)	205,000
300,000	BNP Paribas S.A. (a) (c) (d)	7.38%	(b)	319,125
1,081,000	BNP Paribas S.A. (a) (c) (d)	7.63%	(b)	1,153,967
1,050,000	Citigroup, Inc., Series O (a)	5.88%	(b)	1,078,602
1,800,000	Citigroup, Inc., Series P (a)	5.95%	(b)	1,820,250
900,000	Citizens Financial Group, Inc. (a)	5.50%	(b)	924,057
723,000	CoBank ACB, Series I (a) (e)	6.25%	(b)	773,610
2,200,000	Credit Agricole S.A. (a) (c) (d)	7.88%	(b)	2,346,931
400,000	Credit Agricole S.A. (a) (c) (d)	8.13%	(b)	440,169
1,200,000	Danske Bank A.S. (a) (d)	6.13%	(b)	1,150,567
300,000	DNB Bank ASA (a) (d)	5.75%	(b)	301,313
150,000	Farm Credit Bank of Texas, Series 3 (a) (c)	6.20%	(b)	152,250
1,270,000	HSBC Holdings PLC (a) (d)	6.38%	(b)	1,278,712
1,168,000	HSBC Holdings PLC (a) (d)	6.88%	(b)	1,232,240
1,200,000	ING Groep N.V. (a) (d)	6.50%	(b)	1,191,360
500,000	ING Groep N.V. (a) (d)	6.88%	(b)	514,688
1,300,000	Intesa Sanpaolo S.p.A. (a) (c) (d)	7.70%	(b)	1,244,750
700,000	JPMorgan Chase & Co., Series I, 3 Mo. LIBOR + 3.47% (f)	5.81%	(b)	703,955
1,100,000	JPMorgan Chase & Co., Series R (a)	6.00%	(b)	1,139,413
750,000	JPMorgan Chase & Co., Series S (a)	6.75%	(b)	820,313
300,000	JPMorgan Chase & Co., Series X (a)	6.10%	(b)	309,324
2,100,000	Lloyds Banking Group PLC (a) (d)	7.50%	(b)	2,173,500
600,000	Nordea Bank AB (a) (d)	6.13%	(b)	591,000
1,300,000	Royal Bank of Scotland Group PLC (a) (d)	8.00%	(b)	1,384,006
400,000	Royal Bank of Scotland Group PLC (a) (d)	8.63%	(b)	432,640
800,000	Societe Generale S.A. (a) (c) (d)	6.00%	(b)	788,545
320,000	Societe Generale S.A. (a) (c) (d)	7.38%	(b)	337,200
1,021,000	Societe Generale S.A. (a) (c) (d)	7.88%	(b)	1,080,984
400,000	Societe Generale S.A. (a) (d)	7.88%	(b)	423,500
900,000	Standard Chartered PLC (a) (c) (d)	7.50%	(b)	945,000
400,000	Standard Chartered PLC (a) (c) (d)	7.75%	(b)	418,000
1,000,000	Swedbank AB (a) (d)	6.00%	(b)	1,002,500
1,700,000	UniCredit S.p.A. (a) (d)	8.00%	(b)	1,644,624
200,000	Wells Fargo & Co., Series K, 3 Mo. LIBOR + 3.77% (f)	6.11%	(b)	201,890
2,650,000	Wells Fargo & Co., Series U (a)	5.88%	(b)	2,775,212
				41,163,870
	Capital Markets – 10.4%
500,000	Credit Suisse Group AG (a) (c) (d)	7.50%	(b)	534,356
1,300,000	Credit Suisse Group AG (a) (d)	7.50%	(b)	1,389,325
500,000	Credit Suisse Group AG (a) (c) (d)	7.50%	(b)	515,625
1,600,000	E*TRADE Financial Corp., Series A (a)	5.88%	(b)	1,644,000
2,400,000	Goldman Sachs Group, Inc., Series M (a)	5.38%	(b)	2,451,000
2,475,000	Morgan Stanley, Series J (a)	5.55%	(b)	2,539,969
See Notes to Portfolio of Investments

First Trust Institutional Preferred Securities and Income ETF (FPEI)
Portfolio of Investments (Continued)
July 31, 2018 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Capital Markets (Continued)
$200,000	UBS Group Funding Switzerland AG (a) (d)	7.00%	(b)	$211,303
				9,285,578
	Diversified Financial Services – 1.6%
1,400,000	Voya Financial, Inc. (a)	5.65%	05/15/53	1,415,344
	Diversified Telecommunication Services – 1.1%
900,000	Koninklijke KPN N.V. (a)	7.00%	03/28/73	937,305
	Electric Utilities – 5.5%
2,400,000	Emera, Inc., Series 16-A (a)	6.75%	06/15/76	2,532,000
1,800,000	Enel S.p.A. (a) (c)	8.75%	09/24/73	1,995,750
400,000	Southern (The) Co., Series B (a)	5.50%	03/15/57	414,078
				4,941,828
	Energy Equipment & Services – 1.6%
1,395,000	Transcanada Trust, Series 16-A (a)	5.88%	08/15/76	1,415,925
	Food Products – 2.5%
1,000,000	Land O’Lakes Capital Trust I (g)	7.45%	03/15/28	1,110,000
1,000,000	Land O’Lakes, Inc. (c)	7.25%	(b)	1,087,500
				2,197,500
	Independent Power and Renewable Electricity Producers – 0.5%
425,000	AES Gener S.A. (a)	8.38%	12/18/73	437,848
	Insurance – 17.2%
450,000	Aegon N.V. (a)	5.50%	04/11/48	439,672
200,000	American International Group, Inc. Series A-9 (a)	5.75%	04/01/48	198,000
1,300,000	Asahi Mutual Life Insurance Co. (a)	7.25%	(b)	1,346,348
958,000	Assurant, Inc. (a)	7.00%	03/27/48	981,950
400,000	Assured Guaranty Municipal Holdings, Inc. (a) (c)	6.40%	12/15/66	400,000
2,100,000	Catlin Insurance Co., Ltd., 3 Mo. LIBOR + 2.98% (c) (f)	5.32%	(b)	2,084,250
700,000	Dai-Ichi Life Insurance (The) Co., Ltd. (a) (c)	7.25%	(b)	758,625
1,400,000	Fukoku Mutual Life Insurance Co. (a)	6.50%	(b)	1,507,646
621,000	Liberty Mutual Group, Inc. (c)	7.80%	03/15/37	734,332
400,000	Liberty Mutual Group, Inc. (a) (c)	10.75%	06/15/58	605,000
1,000,000	Liberty Mutual Group, Inc., 3 Mo. LIBOR + 2.91% (c) (f)	5.25%	03/15/37	985,000
1,700,000	Mitsui Sumitomo Insurance Co., Ltd. (a) (c)	7.00%	03/15/72	1,855,295
700,000	QBE Insurance Group, Ltd. (a) (c)	7.50%	11/24/43	763,952
1,500,000	QBE Insurance Group, Ltd. (a)	6.75%	12/02/44	1,553,715
1,000,000	Sumitomo Life Insurance Co. (a) (c)	6.50%	09/20/73	1,087,600
				15,301,385
	Metals & Mining – 2.2%
300,000	BHP Billiton Finance USA Ltd. (a) (c)	6.25%	10/19/75	316,500
1,500,000	BHP Billiton Finance USA Ltd. (a) (c)	6.75%	10/19/75	1,649,250
				1,965,750
	Multi-Utilities – 0.2%
200,000	NiSource, Inc. (a) (c)	5.65%	(b)	199,250
	Oil, Gas & Consumable Fuels – 6.0%
400,000	DCP Midstream L.P., Series A (a)	7.38%	(b)	397,750
1,500,000	Enbridge Energy Partners L.P., 3 Mo. LIBOR + 3.80% (f)	6.13%	10/01/37	1,502,100
300,000	Enbridge, Inc. (a)	6.25%	03/01/78	293,927
900,000	Enbridge, Inc., Series 16-A (a)	6.00%	01/15/77	887,040
800,000	Energy Transfer Partners L.P., 3 Mo. LIBOR + 3.02% (f)	5.36%	11/01/66	696,000
See Notes to Portfolio of Investments

First Trust Institutional Preferred Securities and Income ETF (FPEI)
Portfolio of Investments (Continued)
July 31, 2018 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Oil, Gas & Consumable Fuels (Continued)
$100,000	Energy Transfer Partners L.P., Series B (a)	6.63%	(b)	$95,187
500,000	Enterprise Products Operating LLC, 3 Mo. LIBOR + 2.78% (f)	5.08%	06/01/67	497,500
1,000,000	Enterprise Products Operating LLC, Series A, 3 Mo. LIBOR + 3.71% (f)	6.07%	08/01/66	1,003,080
				5,372,584
	Transportation Infrastructure – 2.6%
2,200,000	AerCap Global Aviation Trust (a) (c)	6.50%	06/15/45	2,279,750
	Total Capital Preferred Securities			87,406,417
	(Cost $90,775,674)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES – 0.3%
	Capital Markets – 0.1%
75,000	BGC Partners, Inc. (c)	5.38%	07/24/23	74,840
	Insurance – 0.2%
200,000	AmTrust Financial Services, Inc.	6.13%	08/15/23	196,698
	Total Corporate Bonds and Notes			271,538
	(Cost $273,338)

Total Investments – 98.5%	87,677,955
(Cost $91,049,012) (h)
Net Other Assets and Liabilities – 1.5%	1,350,542
Net Assets – 100.0%	$89,028,497

(a)	Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at July 31, 2018. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.
(b)	Perpetual maturity.
(c)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by Stonebridge Advisors LLC, the Fund’s sub-advisor (the “Sub-Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2018, securities noted as such amounted to $27,985,046 or 31.4% of net assets.
(d)	This security is a contingent convertible capital security which may be subject to conversion into common stock of the issuer under certain circumstances. At July 31, 2018, securities noted as such amounted to $29,611,828 or 33.3% of net assets. Of these securities, 0.0% originated in emerging markets, and 100.0% originated in foreign markets.
(e)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Sub-Advisor.
(f)	Floating or variable rate security.
(g)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers (see Note 2C - Restricted Securities in the Notes to Portfolio of Investments).
(h)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of July 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $84,048 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $3,455,105. The net unrealized depreciation was $3,371,057.

LIBOR	London Interbank Offered Rate
See Notes to Portfolio of Investments

First Trust Institutional Preferred Securities and Income ETF (FPEI)
Portfolio of Investments (Continued)
July 31, 2018 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):
	Total Value at 7/31/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Capital Preferred Securities*	$ 87,406,417	$ —	$ 87,406,417	$ —
Corporate Bonds and Notes*	271,538	—	271,538	—
Total Investments	$ 87,677,955	$—	$ 87,677,955	$—

*	See Portfolio of Investments for industry breakout.
All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at July 31, 2018.
See Notes to Portfolio of Investments

Notes to Portfolio of Investments
First Trust Institutional Preferred Securities and Income ETF (FPEI)
July 31, 2018 (Unaudited)
1. Organization
First Trust Exchange-Traded Fund III (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on January 9, 2008, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust consists of thirteen funds that are currently offering shares. This report covers the First Trust Institutional Preferred Securities and Income ETF (the “Fund”), a non-diversified series of the Trust, which trades under the ticker FPEI on the NYSE Arca, Inc.
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”
2. Valuation and Investment Practices
A. Portfolio Valuation
The Fund’s net asset value (“NAV”) is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund’s NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Preferred stocks and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.
Bonds, notes, capital preferred securities, and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust’s Board of Trustees, which may use the following valuation inputs when available:
1)	benchmark yields;
2)	reported trades;
3)	broker/dealer quotes;
4)	issuer spreads;
5)	benchmark securities;
6)	bids and offers; and
7)	reference data including market research publications.
Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.
Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
1)	the credit conditions in the relevant market and changes thereto;

Notes to Portfolio of Investments (Continued)
First Trust Institutional Preferred Securities and Income ETF (FPEI)
July 31, 2018 (Unaudited)
2)	the liquidity conditions in the relevant market and changes thereto;
3)	the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
4)	issuer-specific conditions (such as significant credit deterioration); and
5)	any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended (the “1933 Act”)) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
1)	the type of security;
2)	the size of the holding;
3)	the initial cost of the security;
4)	transactions in comparable securities;
5)	price quotes from dealers and/or third-party pricing services;
6)	relationships among various securities;
7)	information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
8)	an analysis of the issuer’s financial statements; and
9)	the existence of merger proposals or tender offers that might affect the value of the security.
If the securities in question are foreign securities, the following additional information may be considered:
1)	the value of similar foreign securities traded on other foreign markets;
2)	ADR trading of similar securities;
3)	closed-end fund trading of similar securities;
4)	foreign currency exchange activity;
5)	the trading prices of financial products that are tied to baskets of foreign securities;
6)	factors relating to the event that precipitated the pricing problem;
7)	whether the event is likely to recur; and
8)	whether the effects of the event are isolated or whether they affect entire markets, countries or regions.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Notes to Portfolio of Investments (Continued)
First Trust Institutional Preferred Securities and Income ETF (FPEI)
July 31, 2018 (Unaudited)
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of July 31, 2018, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
C. Restricted Securities
The Fund invests in restricted securities, which are securities that may not be offered for public sale without first being registered under the 1933 Act. Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of July 31, 2018, the Fund held restricted securities as shown in the following table that the Sub-Advisor has deemed illiquid pursuant to procedures adopted by the Trust’s Board of Trustees. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation note (Note 2A) and are not expressed as a discount to the carrying value of a comparable unrestricted security. There are no unrestricted securities with the same maturity dates and yields for these issuers.
Security	Acquisition Date	Par Amount	Current Price	Carrying Cost	Value	% of Net Assets
Land O’Lakes Capital Trust I, 7.45%, 03/15/28	05/04/18	$1,000,000	$1.11	$1,132,672	$1,110,000	1.25%

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments
July 31, 2018 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS – 96.1%
	Alabama – 0.3%
$500,000	AL St Port Auth Docks Facs Rev Ref Docks Facs Rev, Ser A, AGM, AMT	5.00%	10/01/25	$564,700
600,000	Mobile AL Impt Dist Sales Tax Rev Mcgowin Park Proj, Ser A	5.00%	08/01/25	617,202
				1,181,902
	Alaska – 0.4%
1,465,000	AK St Hsg Fin Corp Mtge Rev Ref, Ser B	5.00%	12/01/31	1,708,512
	Arizona – 1.8%
1,205,000	AZ Brd of Rgts Univ AZ Sys Rev Green Bond, Ser B	5.00%	06/01/28	1,414,248
375,000	AZ St Indl Dev Auth Edu Rev Ref Basis Sch Projs, Ser D (a)	5.00%	07/01/37	388,909
750,000	AZ St Indl Dev Auth Edu Rev Ref Basis Schs Projs, Ser A (a)	4.00%	07/01/21	758,835
555,000	AZ St Indl Dev Auth Edu Rev Ref Basis Schs Projs, Ser A (a)	5.00%	07/01/26	595,038
400,000	La Paz Cnty AZ Indl Dev Auth Edu Fac Lease Rev Chrt Sch Solutions-Harmony Pub Schs Proj, Ser A (a)	5.00%	02/15/26	434,468
200,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Greathearts Arizona Projs, Ser C	5.00%	07/01/25	229,782
500,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Ref Horizon Cmnty Learning Ctr Proj	5.00%	07/01/35	519,510
500,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Ref Paradise Schs Projs Paragon Mgmt Inc (a)	4.00%	07/01/26	510,645
500,000	Phoenix AZ Indl Dev Auth Edu Rev Fac Legacy Traditional Schs Projs, Ser A (a)	4.00%	07/01/26	499,310
200,000	Phoenix AZ Indl Dev Auth Student Hsg Rev Ref Downtown Phoenix Student Hsg LLC AZ St Univ Proj, Ser A	5.00%	07/01/26	226,482
510,000	Pima Cnty AZ Indl Dev Auth Edu Rev Fac American Leadership Academy Proj (a)	4.00%	06/15/22	516,553
400,000	Pima Cnty AZ Indl Dev Auth Edu Rev Ref Fac American Leadership Academy Proj (a)	4.60%	06/15/25	415,004
500,000	Tempe AZ Indl Dev Auth Rev Mirabella at ASU Proj, Ser A (a)	6.00%	10/01/37	546,740
275,000	Yavapai Cnty AZ Indl Dev Auth Hosp Fac Ref Yavapai Regl Med Ctr	5.00%	08/01/23	306,287
				7,361,811
	California – 9.0%
320,000	Abag CA Fin Auth For Nonprofit Corps Ref Episcopal Sr Cmntys, Ser B	5.00%	07/01/23	357,626
1,000,000	CA Sch Fin Auth Sch Fac Rev Alliance Clg Ready Pub Schs Proj, Ser C	4.50%	07/01/26	1,089,370
455,000	CA Sch Fin Auth Sch Fac Rev Ref Hlth Learning Proj, Ser A (a)	4.00%	07/01/26	480,589
800,000	CA Sch Fin Auth Sch Fac Rev Ref Hlth Learning Proj, Ser A (a)	5.00%	07/01/32	887,304
165,000	CA St Hlth Facs Fing Auth Rev Adventist Hlth Sys West, Ser A	4.00%	03/01/33	171,435
600,000	CA St Hlth Facs Fing Auth Rev Sutter Hlth, Ser A	5.00%	11/15/33	701,904
445,000	CA St Muni Fin Auth Chrt Sch Lease Rev Vista Chrt Middle Sch Proj (b)	5.38%	07/01/34	453,433
700,000	CA St Muni Fin Auth Chrt Sch Rev Palmdale Aerospace Academy Proj (a)	4.00%	07/01/26	710,129
200,000	CA St Muni Fin Auth Rev Channing House Proj, Ser B	5.00%	05/15/37	232,354
500,000	CA St Muni Fin Auth Rev Ref Eisenhower Med Ctr, Ser A	5.00%	07/01/34	556,585
680,000	CA St Muni Fin Auth Rev Ref Retmnt Hsg Fdtn Oblig Grp, Ser A	5.00%	11/15/27	794,288
650,000	CA St Muni Fin Auth Rev Sr Lien Linxs Apm Proj, Ser A, AMT	5.00%	06/30/28	758,907
2,500,000	CA St Ref Various Purpose	5.00%	10/01/25	2,979,800
500,000	CA St Ref, Ser C	5.00%	09/01/32	583,115
500,000	CA St Sch Fin Auth Chrt Sch Rev Summit Pub Schs (a)	5.00%	06/01/37	546,590
1,000,000	CA Stwd Cmntys Dev Auth Rev Loma Linda Univ Med Ctr, Ser A (a)	5.00%	12/01/30	1,084,800
See Notes to Portfolio of Investments

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2018 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$800,000	CA Stwd Cmntys Dev Auth Rev Ref CA Baptist Univ, Ser A (a)	3.00%	11/01/22	$802,160
500,000	CA Stwd Cmntys Dev Auth Rev Ref CA Baptist Univ, Ser A (a)	5.00%	11/01/32	549,250
100,000	CA Stwd Cmntys Dev Auth Rev Ref Front Porch Cmntys & Svcs, Ser A	5.00%	04/01/30	115,073
195,000	CA Stwd Cmntys Dev Auth Rev Ref Front Porch Cmntys & Svcs, Ser A	5.00%	04/01/31	223,593
400,000	CA Stwd Cmntys Dev Auth Rev Ref Lancer Eductnl Student Hsg Proj, Ser A (c)	4.00%	06/01/21	409,572
1,160,000	Etiwanda CA Sch Dist Cmnty Facs Dist #9 Spl Tax Ref	5.00%	09/01/35	1,309,396
500,000	Foothill-De Anza CA Cmnty Clg Dist Ref, COPS	5.00%	04/01/32	568,835
1,050,000	Fresno CA Arpt Rev Ref, Ser B, BAM, AMT	5.13%	07/01/30	1,149,204
650,000	Golden St Tobacco Securitization Corp CA Tobacco Settlement Ref, Ser A-1	5.00%	06/01/47	667,953
500,000	Golden St Tobacco Securitization Corp CA Tobacco Settlement Ref, Ser A-1	5.25%	06/01/47	520,345
1,360,000	Hawthorne CA Cmnty Redev Agy Successor Agy Tax Allocation Ref Sub, AGM	5.00%	09/01/32	1,553,746
1,000,000	Kaweah CA Delta Hlth Care Dist Rev, Ser B	5.00%	06/01/40	1,082,800
210,000	La Verne CA Ref Brethren Hillcrest Homes, COPS	5.00%	05/15/22	231,483
2,250,000	Lammersville CA Jt Unif Sch Dist Spl Tax Cmnty Facs Dist #2014-1 Impt Area #1 Mountain House Sch Facs	5.00%	09/01/42	2,486,587
835,000	Live Oak CA Sch Dist Santa Cruz Cnty Ref	5.00%	08/01/30	970,353
45,000	Long Beach CA Bond Fin Auth Nat Gas Purchase Rev, Ser A	5.25%	11/15/23	50,924
1,500,000	Los Angeles CA Dept of Wtr & Pwr Wtrwks Rev Ref, Ser B	5.00%	07/01/36	1,727,100
100,000	Marina CA Redev Agy Successor Agy Tax Allocation Hsg, Ser B	5.00%	09/01/33	109,289
325,000	Menifee CA Union Sch Dist Pub Fing Auth Spl Tax Rev Ref, Ser A	5.00%	09/01/28	372,652
1,110,000	Montebello CA Pub Fing Auth Rev Montebello Home2 Suites Hilton Hotel Proj, Ser A	5.00%	06/01/32	1,263,036
560,000	River Islands CA Pub Fing Auth Spl Tax Ref Cmnty Facs Dist #2003-1	5.38%	09/01/31	599,553
350,000	San Diego Cnty CA Limited Rev Obligs Ref Sanford Burnham Prebys Med Discovery Institute, Ser A	5.00%	11/01/25	408,415
600,000	San Diego Cnty CA Limited Rev Obligs Ref Sanford Burnham Prebys Med Discovery Institute, Ser A	5.00%	11/01/26	694,536
945,000	San Diego Cnty CA Regl Arpt Auth Sr, Ser B, AMT	5.00%	07/01/30	1,047,126
775,000	San Diego Cnty CA Regl Arpt Auth Sub Rev, Ser B, AMT	5.00%	07/01/31	893,459
1,250,000	San Diego Cnty CA Regl Transprtn Commission, Ser A	5.00%	04/01/35	1,450,600
1,000,000	San Francisco CA City & Cnty Arpts Commn Intl Arpt Rev Ref, Ser D, AMT	5.00%	05/01/22	1,105,090
280,000	San Francisco City & Cnty CA Redev Agy Successor Agy Tax Ref Mission Bay N Redev Proj, Ser A	5.00%	08/01/35	321,056
105,000	San Luis Coastal CA Unif Sch Dist Election 2014, Ser B	5.00%	08/01/30	125,939
100,000	Temecula Vly Unif Sch Dist Fing Auth CA Spl Tax Rev, BAM	5.00%	09/01/34	112,051
1,050,000	Victor CA Elem Sch Dist Cmnty Facs Dist Spl Tax Ref 2005-1, BAM	5.00%	09/01/46	1,168,398
				36,477,803
	Colorado – 4.6%
835,000	Amber Creek Met Dist CO Ref, Ser A (b)	5.00%	12/01/37	834,942
500,000	Base Vlg Met Dist #2 CO Ref, Ser A (b)	5.50%	12/01/36	500,750
500,000	Buffalo Highlands Met Dist, Ser A (b)	5.25%	12/01/38	503,990
455,000	Buffalo Ridge CO Met Dist Ref & Impt Sr, Ser A, BAM	5.00%	12/01/25	521,880
250,000	Buffalo Ridge CO Met Dist Ref & Impt Sr, Ser A, BAM	5.00%	12/01/26	288,197
500,000	Castle Oaks CO Met Dist #3 Ref (b)	5.00%	12/01/37	503,685
See Notes to Portfolio of Investments

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2018 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Colorado (Continued)
$500,000	Centerra CO Met Dist #1 Spl Rev Dist #1 (c)	5.00%	12/01/22	$540,730
1,000,000	Centerra CO Met Dist #1 Spl Rev Dist #1 (c)	5.00%	12/01/29	1,072,100
300,000	CO St Hlth Facs Auth Hosp Rev Ref Frasier Meadows Retmnt Cmnty Proj, Ser A	5.00%	05/15/25	331,536
350,000	CO St Hlth Facs Auth Hosp Rev Ref Frasier Meadows Retmnt Cmnty Proj, Ser A	5.00%	05/15/26	387,502
605,000	CO St Hlth Facs Auth Rev Ref Covenant Retmnt Cmntys, Ser A	5.00%	12/01/27	656,848
525,000	CO St Hlth Facs Auth Rev Ref Covenant Retmnt Cmntys, Ser A	5.00%	12/01/33	561,157
150,000	Conservatory Met Dist CO Arapahoe Cnty Ref, BAM	5.00%	12/01/24	171,636
245,000	Conservatory Met Dist CO Arapahoe Cnty Ref, BAM	5.00%	12/01/25	283,651
500,000	Copperleaf CO Met Dist #2 Ref (b)	5.25%	12/01/30	524,570
2,000,000	Crowfoot Vly Ranch Met Dist #2 CO, Ser A (b)	5.63%	12/01/38	2,003,780
90,000	Denver CO Convention Ctr Hotel Auth Rev Ref Sr	5.00%	12/01/24	101,912
55,000	E-470 CO Pub Highway Auth Capital Appreciation Sr, Ser B, NATL-RE	(d)	09/01/22	49,999
250,000	Harvest Junction CO Met Dist Ref & Impt	5.00%	12/01/30	259,635
860,000	Lakes at Centerra Met Dist No 2 CO Impt, Ser A (b)	4.63%	12/01/27	863,578
100,000	Lorson Ranch Met Dist #2 CO	4.00%	12/01/24	109,281
170,000	Lorson Ranch Met Dist #2 CO	5.00%	12/01/27	192,746
2,460,000	Park Creek CO Met Dist Rev Ref Sr Limited Property Tax Supported, Ser A	5.00%	12/01/24	2,807,106
150,000	Park Creek CO Met Dist Rev Ref Sr Limited Property Tax Supported, Ser A	5.00%	12/01/34	169,394
155,000	Park Creek CO Met Dist Rev Ref Sr Limited Property Tax Supported, Ser A	5.00%	12/01/35	174,606
30,000	Park Creek CO Met Dist Rev Sr, Ser A, NATL-RE	5.00%	12/01/24	34,139
500,000	Parker Homestead Met Dist CO Ref (b)	5.63%	12/01/44	528,115
1,000,000	Prairie Ctr CO Met Dist #3 Ltd Property Tax Supported Pri Ref, Ser A (c)	4.13%	12/15/27	1,011,960
160,000	Pub Auth for CO St Energy Nat Gas Purchase Rev	6.13%	11/15/23	184,858
550,000	Serenity Ridge CO Met Dist #2 Ref, Ser A (b)	5.13%	12/01/37	566,307
750,000	Sierra Ridge Met Dist No 2 CO Sr, Ser A (b)	4.50%	12/01/31	737,407
500,000	Southglenn CO Met Dist Spl Rev Ref (b)	5.00%	12/01/30	518,900
165,000	Sterling Hills CO W Met Dist Ref	5.00%	12/01/26	184,132
500,000	Whispering Pines Met Dist #1 CO, Ser A (b)	5.00%	12/01/37	506,395
				18,687,424
	Connecticut – 1.3%
250,000	CT St Hlth & Eductnl Facs Auth Rev Fairfield Univ, Ser Q-1	5.00%	07/01/46	276,265
1,000,000	CT St Hlth & Eductnl Facs Auth Rev Ref Fairfield Univ, Ser S	5.00%	07/01/26	1,155,940
2,250,000	CT St Hlth & Eductnl Facs Auth Rev Ref Quinnipiac Univ, Ser L	5.00%	07/01/31	2,524,568
500,000	Hamden CT, BAM	6.00%	08/15/33	609,275
500,000	Harbor Point CT Infrastructure Impt Dist Spl Oblg Rev Ref Harbor Point Proj Limited (a)	5.00%	04/01/39	533,625
				5,099,673
	District of Columbia – 0.8%
3,000,000	DC Wtr & Swr Auth Pub Utility Rev Ref Sub Lien, Ser A	5.00%	10/01/36	3,421,200
	Florida – 8.6%
80,000	Alachua Cnty FL Hlth Facs Auth Shands Teaching Hosp & Clinics, Ser A	5.00%	12/01/26	89,846
175,000	Belle Isle FL Chrt Sch Lease Rev Cornerstone Chrt Academy & Cornerstone Chrt High Sch	5.50%	10/01/22	182,254
300,000	Bexley CDD FL Spl Assmnt Rev	4.10%	05/01/26	303,087
210,000	Bonterra Cmnty Dev Dist FL Spl Assmnt Sr, Ser A-1	3.13%	05/01/26	205,668
See Notes to Portfolio of Investments

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2018 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Florida (Continued)
$500,000	Brookstone CDD FL Spl Assmnt Rev CDD (a)	3.88%	11/01/23	$500,985
605,000	Broward Cnty FL Fuel Sys Rev Ft Lauderdale Fuel Facs, Ser A, AGM, AMT	5.00%	04/01/22	659,613
330,000	Capital Trust Agy FL Eductnl Facs Rev Viera Chrt Schs Inc Proj, Ser A (a)	4.00%	10/15/29	320,110
250,000	Citizens Property Insurance Corp FL, Ser A-1	5.00%	06/01/22	274,298
25,000	Escambia Cnty FL Hlth Facs Auth Baptist Hosp Inc Proj, Ser A	5.00%	08/15/19	25,841
280,000	Escambia Cnty FL Hlth Facs Auth Baptist Hosp Inc Proj, Ser A	5.50%	08/15/24	299,398
575,000	Harmony FL CDD Capital Impt Rev Ref, Ser 2015	4.75%	05/01/25	580,106
365,000	Heritage Harbour FL N CDD Capital Impt Rev Ref Sr Lien, Ser A-1, AGM	5.00%	05/01/25	405,975
125,000	Hollywood FL Cmnty Redev Agy Redev Rev Ref	5.00%	03/01/23	137,533
1,000,000	Jacksonville FL Hlth Care Facs Rev Ref Baptist Hlth	5.00%	08/15/35	1,141,110
1,500,000	Jacksonville FL Spl Rev Ref Spl Rev, Ser A	5.00%	10/01/31	1,734,555
1,000,000	Jacksonville FL Spl Rev Ref Spl Rev, Ser B	5.00%	10/01/28	1,170,670
1,080,000	Lakeland FL Hosp Sys Rev Lakeland Regl Hlth	5.00%	11/15/33	1,193,087
1,395,000	Mediterra FL S CDD Capital Impt Rev Ref	5.10%	05/01/31	1,491,394
500,000	Miami FL Hlth Facs Auth Ref Miami Jewish Hlth Sys Oblig Grp	5.00%	07/01/23	551,850
520,000	Miami FL Hlth Facs Auth Ref Miami Jewish Hlth Sys Oblig Grp	5.00%	07/01/25	583,107
500,000	Miami FL Spl Oblig Ref (a)	5.00%	03/01/30	551,495
375,000	Miami World Ctr CDD FL Spl Assmnt	4.00%	11/01/23	383,138
275,000	Miami World Ctr CDD FL Spl Assmnt	4.75%	11/01/27	286,740
515,000	Miami-Dade Cnty FL Aviation Rev Ref, Ser A, AMT	5.00%	10/01/27	564,744
1,000,000	Miami-Dade Cnty FL Eductnl Facs Auth Rev Ref Univ Miami, Ser A	5.00%	04/01/31	1,131,560
445,000	Miami-Dade Cnty FL Indl Dev Auth Doral Academy Proj	5.00%	01/15/25	487,827
550,000	Miami-Dade Cnty FL Indl Dev Auth Doral Academy Proj	5.00%	01/15/32	596,536
1,210,000	Miami-Dade Cnty FL Indl Dev Auth Doral Academy Proj	5.00%	01/15/37	1,295,583
1,080,000	Miami-Dade Cnty FL Spl Oblig Sub Ref	5.00%	10/01/35	1,215,346
565,000	Nthrn Palm Beach Cnty FL Impt Dist	3.25%	08/01/22	568,011
355,000	Nthrn Palm Beach Cnty FL Impt Dist	5.00%	08/01/37	375,278
680,000	Orange Cnty FL Hlth Facs Auth Rev Presbyterian Retmnt Cmntys Proj	5.00%	08/01/29	744,756
345,000	Orange Cnty FL Hlth Facs Auth Rev Presbyterian Retmnt Cmntys Proj	5.00%	08/01/34	372,776
70,000	Orange Cnty FL Hlth Facs Auth Rev Ref Mayflower Retmnt Ctr	5.00%	06/01/32	73,400
4,135,000	Orange Cnty FL Hlth Facs Auth Rev Ref Orlando Hlth Inc, Ser A	5.00%	10/01/36	4,599,898
825,000	Orange Cnty FL Hlth Facs Auth Rev Ref Presbyterian Retmnt Cmntys	5.00%	08/01/31	909,331
1,000,000	Orange Cnty FL Hlth Facs Auth Rev Ref Presbyterian Retmnt Cmntys	5.00%	08/01/41	1,088,130
1,345,000	Palm Beach Cnty FL Hlth Facs Auth Rev Lifespace Cmntys Inc, Ser B	5.00%	05/15/41	1,454,712
55,000	Port Saint Lucie FL Cmnty Redev Agy Rev Ref	5.00%	01/01/23	61,296
120,000	Sarasota Cnty FL Hlth Facs Auth Retmnt Fac Rev Ref Vlg of Isle Proj	5.00%	01/01/26	132,734
150,000	Sarasota Cnty FL Hlth Facs Auth Retmnt Fac Rev Ref Vlg of Isle Proj	5.00%	01/01/31	163,410
100,000	Sarasota Cnty FL Hlth Facs Auth Retmnt Fac Rev Ref Vlg of Isle Proj	5.00%	01/01/32	108,700
2,250,000	SE Overtown Park W Cmnty Redev Agy FL Tax, Ser A-1 (a)	5.00%	03/01/30	2,462,647
230,000	Seven Oaks FL Cmnty Dev Dist Spl Assmnt Rev Ref Sr, Ser B-1	4.00%	05/01/24	244,299
500,000	Six Mile Creek FL CDD Capital Impt Rev Ref Assmnt Area 2 Phase 2, Ser B	5.35%	11/01/29	497,450
500,000	Tallahassee FL Energy Sys Rev Energy Sys	5.00%	10/01/29	572,825
See Notes to Portfolio of Investments

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2018 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Florida (Continued)
$1,500,000	Tallahassee FL Energy Sys Rev Energy Sys	5.00%	10/01/30	$1,711,095
250,000	Timber Creek CDD FL Spl Assmnt Rev (a)	4.13%	11/01/24	250,255
100,000	UCF Stadium Corp FL Rev Ref, Ser A	5.00%	03/01/24	113,726
75,000	Vlg FL CDD #6 Spl Assmnt Rev Ref	4.00%	05/01/25	78,798
				34,946,983
	Georgia – 1.6%
650,000	Atlanta GA Tax Allocation Ref Eastside Proj	5.00%	01/01/30	733,064
315,000	East Point GA Tax Allocation Ref	5.00%	08/01/21	343,126
1,085,000	Fulton Cnty GA Rsdl Care Facs Elderly Auth Retmnt Fac Rev Ref Lenbrook Sq Fdtn Inc	5.00%	07/01/31	1,197,818
40,000	Gainesville & Hall Cnty GA Hosp Auth Ref NE GA Hlth Sys Inc Proj, Ser A	5.00%	02/15/26	45,708
175,000	Main Street Nat Gas Inc GA Gas Rev, Ser A	5.50%	09/15/23	199,535
775,000	Marietta GA Dev Auth Ref Univ Facs Life Univ, Ser A (a)	5.00%	11/01/27	859,010
560,000	Priv Clgs & Univs Auth GA Mercer Univ Proj, Ser C	5.25%	10/01/27	604,397
925,000	Priv Clgs & Univs Auth GA Savannah Clg of Art & Design Proj	5.00%	04/01/33	1,007,084
1,500,000	Priv Clgs & Univs Auth GA Savannah Clg of Art & Design Proj	5.00%	04/01/44	1,613,025
				6,602,767
	Guam – 0.2%
245,000	Guam Govt Business Privelage Tax Rev, Ser B-1	5.00%	01/01/37	255,255
300,000	Guam Port Auth Port Rev, Ser B, AMT	5.00%	07/01/32	329,382
75,000	Guam Pwr Auth Rev Ref, Ser A, AGM	5.00%	10/01/20	79,822
				664,459
	Hawaii – 0.2%
170,000	HI St Dept of Budget & Fin Spl Purpose Rev Ref HI Pacific Hlth Oblig Grp, Ser B	5.00%	07/01/30	186,891
110,000	HI St Pacific Hlth Spl Purpose Rev, Ser B	5.63%	07/01/30	118,268
500,000	Honolulu City & Cnty HI Wstwtr Sys Rev Ref Junior, Ser A	5.00%	07/01/20	531,130
				836,289
	Idaho – 0.6%
500,000	ID St Hlth Facs Auth Rev Ref Madison Memorial Hosp	5.00%	09/01/37	531,730
255,000	ID St Hlth Facs Auth Rev Ref Vly Vista Care Corp, Ser A	5.00%	11/15/32	266,345
985,000	ID St Hlth Facs Auth Rev St Lukes Hlth Sys Proj, Ser A	5.00%	03/01/44	1,071,256
500,000	ID St Hlth Facs Auth Rev Trinity Hlth Ref, Ser D	5.00%	12/01/33	546,520
				2,415,851
	Illinois – 3.8%
1,000,000	Bolingbrook IL Ref, Ser A, AGM	5.00%	01/01/30	1,139,180
1,000,000	Bolingbrook IL Ref, Ser A, AGM	5.00%	01/01/31	1,134,840
500,000	Chicago IL Brd of Edu Ref Dedicated, Ser C	5.00%	12/01/30	526,245
1,975,000	Chicago IL Brd of Edu Ref, Ser F	5.00%	12/01/31	1,996,923
625,000	Chicago IL Brd of Edu, Ser A	5.50%	12/01/39	642,531
305,000	Chicago IL O’Hare International Arpt Rev Ref Gen Sr Lien, Ser A, AMT	5.00%	01/01/30	342,039
400,000	Chicago IL O’Hare International Arpt Rev, Ser C, AMT	5.00%	01/01/34	438,040
160,000	Chicago IL Ref Proj, Ser A	5.00%	01/01/27	169,150
710,000	Chicago IL Ref Proj, Ser A	5.00%	01/01/35	736,178
500,000	Chicago IL Ref, Ser A	5.63%	01/01/29	563,250
150,000	Chicago IL Ref, Ser C	4.00%	01/01/22	152,924
70,000	Chicago IL Ref, Ser C	5.00%	01/01/22	73,602
500,000	Chicago IL Ref, Ser C	5.00%	01/01/25	535,615
270,000	Chicago IL Ref, Ser C	5.00%	01/01/26	289,491
See Notes to Portfolio of Investments

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2018 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Illinois (Continued)
$40,000	Chicago IL Ref, Ser C	5.00%	01/01/38	$42,019
285,000	Chicago IL Ref, Ser C, CABS	(d)	01/01/22	251,894
100,000	Chicago IL Ref, Ser C, CABS	(d)	01/01/24	81,174
505,000	Hampshire IL Spl Svc Area #14 Spl Tax Ref Lakewood Crossing, BAM	4.00%	03/01/25	528,180
230,000	IL St	5.00%	05/01/23	245,267
500,000	IL St Fin Auth Rev Loc Govt Program E Prairie Sch Dist #73 Proj, BAM	5.00%	12/01/30	569,485
70,000	IL St Fin Auth Rev Ref Lifespace Cmntys, Ser A	5.00%	05/15/24	77,973
845,000	IL St Fin Auth Rev Ref Mercy Hlth System Obligated Grp	5.00%	12/01/33	929,906
1,010,000	IL St Fin Auth Rev Sthrn IL Hlth Care, Ser A	5.00%	03/01/47	1,101,870
600,000	IL St Fin Auth Student Hsg & Academic Fac Rev Chf Chicago LLC Univ IL Chicago Proj, Ser A	5.00%	02/15/26	669,678
500,000	IL St Fin Auth Student Hsg & Academic Fac Rev Chf Chicago LLC Univ IL Chicago Proj, Ser A	5.00%	02/15/27	561,590
315,000	IL St Fin Auth Student Hsg & Academic Fac Rev Chf Chicago LLC Univ IL Chicago Proj, Ser A	5.00%	02/15/32	348,500
50,000	IL St Ref	4.00%	08/01/25	50,110
470,000	IL St, Ser A	4.00%	01/01/25	471,626
520,000	IL St, Ser D	5.00%	11/01/24	558,870
20,000	IL St, Ser D	5.00%	11/01/26	21,611
				15,249,761
	Indiana – 0.7%
1,000,000	Evansville IN Mf Hsg Rev Silver Birch Evansville Proj	5.45%	01/01/38	998,750
475,000	IN St Fin Auth Rev BHI Sr Living	5.50%	11/15/26	517,004
110,000	IN St Fin Auth Rev BHI Sr Living	5.50%	11/15/31	118,218
20,000	IN St Fin Auth Rev Greencroft Oblig Grp, Ser A	5.00%	11/15/23	21,515
460,000	IN St Fin Auth Rev Greencroft Oblig Grp, Ser A	5.75%	11/15/28	499,579
40,000	IN St Fin Auth Rev Greencroft Oblig Grp, Ser A	6.00%	11/15/28	43,915
275,000	IN St Fin Auth Rev Ref Rev Cmnty Fdtn of NW IN	5.00%	09/01/31	312,298
500,000	Mishawaka IN Mf Hsg Rev Silver Birch Mishawaka Proj (a)	5.10%	01/01/32	492,345
				3,003,624
	Iowa – 1.0%
500,000	Coralville IA Annual Approp, Ser D	4.00%	05/01/24	519,760
385,000	Coralville IA Ref Annual Approp, Ser B	4.00%	05/01/24	401,451
315,000	Coralville IA Ref Annual Approp, Ser B	4.00%	05/01/26	325,849
2,385,000	Coralville IA Ref, Ser A	5.00%	05/01/38	2,560,464
275,000	Coralville IA, Ser E, COPS	4.00%	06/01/23	292,878
				4,100,402
	Kansas – 1.9%
475,000	Hutchinson KS Hosp Facs Rev Hutchinson Regl Med Ctr Inc	5.00%	12/01/25	523,602
1,240,000	KS Muni Energy Agy Pwr Proj Rev Dogwood Proj, Ser A, BAM	5.00%	04/01/29	1,394,169
1,470,000	KS Muni Energy Agy Pwr Proj Rev Dogwood Proj, Ser A, BAM	5.00%	04/01/30	1,647,459
1,045,000	Lenexa KS Hlth Care Fac Rev Ref Lakeview Vlg Inc, Ser A	5.00%	05/15/26	1,153,220
440,000	Topeka KS Utility Rev Comb, Ser A	5.00%	08/01/24	510,206
1,500,000	Wichita KS Hlth Care Facs Rev Ref Presbyterian Manors, Ser I	3.75%	05/15/23	1,511,355
500,000	Wichita KS Hlth Care Facs Rev Ref Presbyterian Manors, Ser I	5.00%	05/15/33	532,625
475,000	Wyandotte Cnty/Kansas City KS Unif Govt Utility Sys Rev Ref & Impt, Ser A	5.00%	09/01/29	535,876
				7,808,512
	Kentucky – 0.6%
1,000,000	Estrn KY Univ Gen Recpts, Ser A	5.00%	04/01/25	1,142,000
See Notes to Portfolio of Investments

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2018 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Kentucky (Continued)
$750,000	KY St Econ Dev Fin Auth Owensboro Med Hlth Sys, Ser A	6.00%	06/01/30	$807,157
300,000	KY St Muni Pwr Agy Pwr Sys Rev Ref, Ser A, NATL-RE	5.00%	09/01/22	331,002
50,000	Russell KY Rev Bon Secours Hlth Sys	5.00%	11/01/22	55,689
100,000	Warren Cnty KY Hosp Rev Ref Bowling Green Warren Cnty Cmnty Hosp Corp	5.00%	04/01/23	110,142
				2,445,990
	Louisiana – 0.9%
1,000,000	LA Pub Facs Auth Rev Ref Ochsner Clinic Fdtn Proj	5.00%	05/15/36	1,113,360
250,000	LA St Loc Govt Envrnmntl Facs & Cmnty Dev Auth Rev Ascension Psh Courthouse Proj	5.00%	11/01/31	284,517
390,000	LA Stadium & Exposition Dist LA Ref Sr, Ser A	5.00%	07/01/30	436,153
380,000	LA Stadium & Exposition Dist LA Ref Sr, Ser A	5.00%	07/01/31	424,597
200,000	New Orleans LA Aviation Brd Gen Arpt N Term, Ser B, AMT	5.00%	01/01/31	226,208
1,050,000	New Orleans LA Wtr Rev Ref	5.00%	12/01/28	1,185,712
				3,670,547
	Maryland – 3.0%
1,120,000	Baltimore MD Rev Ref Sr, Ser B	5.00%	07/01/33	1,266,518
1,000,000	Baltimore MD Spl Oblig Ref E Baltimore Research Park Proj, Ser A	5.00%	09/01/38	1,070,760
125,000	Howard Cnty MD Retmnt Cmnty Rev Ref Vantage House Fac	5.00%	04/01/21	129,340
500,000	Howard Cnty MD Retmnt Cmnty Rev Ref Vantage House Fac	5.00%	04/01/26	530,780
220,000	MD St Econ Dev Corp Econ Dev Rev Transn Facs Proj, Ser A	5.38%	06/01/25	234,918
600,000	MD St Econ Dev Corp Student Hsg Rev Ref Sr Univ MD Proj	4.00%	07/01/24	633,948
2,490,000	MD St Econ Dev Corp Student Hsg Rev Ref Univ MD Clg Park Projs, AGM	5.00%	06/01/35	2,822,141
500,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Adventist Hlth Care Obligated Grp, Ser A	5.50%	01/01/26	581,440
800,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Ref Anne Arundel Hlth System, Ser A	5.00%	07/01/30	914,888
1,000,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Ref Anne Arundel Hlth System, Ser A	5.00%	07/01/32	1,135,290
1,500,000	Prince Georges Cnty MD Rev Ref Collington Episcopal Life Care Cmnty Inc	5.00%	04/01/25	1,625,220
365,000	Rockville MD Mayor & Council Econ Dev Rev Ref Ingelside at King Farm Proj, Ser A-1	5.00%	11/01/27	407,132
250,000	Rockville MD Mayor & Council Econ Dev Rev Ref Ingelside at King Farm Proj, Ser A-2	3.38%	11/01/27	246,180
375,000	Rockville MD Mayor & Council Econ Dev Rev Ref Ingelside at King Farm Proj, Ser A-2	5.00%	11/01/28	416,033
				12,014,588
	Massachusetts – 1.4%
325,000	MA St Dev Fin Agy Rev Merrimack Clg	5.00%	07/01/37	355,612
500,000	MA St Dev Fin Agy Rev Ref Newbridge Charles Inc (a)	5.00%	10/01/37	538,815
700,000	MA St Dev Fin Agy Rev Umass Boston Student Hsg Proj	5.00%	10/01/24	784,077
3,425,000	MA St, Ser A	5.00%	03/01/41	3,838,021
				5,516,525
	Michigan – 2.0%
1,125,000	Great Lakes MI Wtr Auth Wtr Sply Sys Rev Ref Sr Lien, Ser C	5.00%	07/01/28	1,312,605
1,000,000	Marquette MI Brd of Light & Pwr Elec Utility Sys Rev Ref, Ser A	5.00%	07/01/29	1,135,410
890,000	MI St Fin Auth Ltd Oblig Rev Ref College for Creative Studies Proj	5.00%	12/01/25	974,292
See Notes to Portfolio of Investments

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2018 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Michigan (Continued)
$1,000,000	MI St Fin Auth Rev Ref Loc Govt Loan Program Great Lakes Wtr Auth, Ser D-1	5.00%	07/01/34	$1,103,650
500,000	MI St Fin Auth Rev Ref Loc Govt Loan Program, Ser F1	3.80%	10/01/22	518,115
125,000	MI St Fin Auth Rev Ref Loc Govt Loan Program, Ser F1	3.88%	10/01/23	130,375
2,500,000	Wayne Cnty MI Arpt Auth Rev Ref, Ser F, AMT	5.00%	12/01/25	2,880,000
				8,054,447
	Minnesota – 2.0%
175,000	Baytown Twp MN Lease Ref, Ser A	3.00%	08/01/22	173,049
480,000	Hugo MN Chtr Sch Lease Rev Noble Academy Proj, Ser A	4.00%	07/01/22	495,250
1,000,000	North Oaks MN Sr Hsg Rev Ref Waverly Gardens Proj	5.00%	10/01/28	1,109,230
215,000	Nthrn MN Muni Pwr Agy Elec Sys Rev Ref	5.00%	01/01/32	244,874
1,000,000	Rochester MN Hlth Care & Hsg Rev Ref Samaritan Bethany Inc Proj, Ser A	5.00%	08/01/37	1,043,140
500,000	Saint Paul MN Hsg & Redev Auth Hlth Care Fac Rev Ref HealthPartners Oblig Grp, Ser A	5.00%	07/01/30	568,695
500,000	Saint Paul MN Hsg & Redev Auth Hlth Care Fac Rev Ref HealthPartners Oblig Grp, Ser A	5.00%	07/01/32	565,340
50,000	Saint Paul MN Hsg & Redev Auth Hlth Care Fac Rev Ref HealthPartners Oblig Grp, Ser A	5.00%	07/01/33	56,367
2,000,000	Saint Paul MN Hsg & Redev Auth Mf Hsg Rev Pioneer Press Apts Proj, Ser B (a)	3.38%	11/01/20	1,985,040
500,000	Saint Paul Park MN Sr Hsg & Hlth Care Rev Ref Presbyterian Homes Bloomington Proj	3.00%	09/01/24	511,460
475,000	Saint Paul Park MN Sr Hsg & Hlth Care Rev Ref Presbyterian Homes Bloomington Proj	3.13%	09/01/25	485,170
360,000	W Saint Paul MN Hsg & Hlth Care Facs Rev Ref Walker Westwood Ridge Campus Proj	3.25%	11/01/24	356,173
455,000	W Saint Paul MN Hsg & Hlth Care Facs Rev Ref Walker Westwood Ridge Campus Proj	3.50%	11/01/25	451,528
				8,045,316
	Mississippi – 0.2%
500,000	West Rankin MS Utility Auth Rev, AGM	5.00%	01/01/32	561,975
400,000	West Rankin MS Utility Auth Rev, AGM	5.00%	01/01/33	448,832
				1,010,807
	Missouri – 1.5%
700,000	Jackson Cnty MO Spl Oblig Ref Truman Sports Complex Proj	5.00%	12/01/31	786,156
1,270,000	Joplin MO Indl Dev Auth Hlth Facs Rev Ref Freeman Hlth System	5.00%	02/15/26	1,413,040
1,000,000	Kansas City MO Land Clearance Redev Auth Proj Rev Convention Ctr Hotel Proj Tif Fing, Ser B (a)	5.00%	02/01/40	1,040,300
1,385,000	MO Jt Muni Elec Utility Commission Pwr Sply Sys Rev Ref Mopep Facs	5.00%	12/01/31	1,596,739
200,000	MO St Dev Fin Brd Infrastructure Facs Rev Ref Independence MO Centerpoint Proj, Ser B	5.00%	04/01/28	226,052
200,000	MO St Hlth & Eductnl Facs Auth Eductnl Facs Rev St Louis Clg Pharmacy, Ser B	5.00%	05/01/30	220,606
160,000	MO St Hlth & Eductnl Facs Auth Lutheran Sr Svcs	5.00%	02/01/23	175,771
500,000	MO St Hlth & Eductnl Facs Auth Sr Living Facs Lutheran Sr	5.38%	02/01/35	516,890
250,000	Saint Charles Cnty MO Pub Wtr Sply Dist #2 Ref, COPS	5.00%	12/01/28	289,623
				6,265,177
	Montana – 0.3%
500,000	Kalispell MT Hsg & Hlthcare Facs Rev Ref Immanuel Lutheran Corp Proj Temps 50, Ser B	3.40%	11/15/22	500,310
See Notes to Portfolio of Investments

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2018 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Montana (Continued)
$740,000	MT St Fac Fin Auth Rev Ref	5.00%	02/15/25	$847,071
				1,347,381
	Nebraska – 0.8%
1,745,000	Central Plains Energy Proj NE Gas Proj Rev Proj #3	5.00%	09/01/27	1,909,658
545,000	Madison Cnty NE Hosp Auth #1 Ref Faith Regl Hlth Svcs Proj	5.00%	07/01/28	608,002
500,000	NE St Pub Pwr Dist Rev Gen, Ser C	5.00%	01/01/35	564,955
				3,082,615
	Nevada – 1.2%
1,100,000	Clark Cnty NV Impt Dist Ref Spl Loc Impt #151	4.50%	08/01/23	1,158,795
455,000	Las Vegas NV Spl Impt Dist #808 & #810 Ref	5.00%	06/01/22	483,947
335,000	NV Dept of Business & Industry NV Doral Academy, Ser A (a)	5.00%	07/15/27	353,904
2,600,000	NV St Highway Impt Rev Mtr Vehcl Fuel Tax	5.00%	12/01/24	2,993,172
				4,989,818
	New Jersey – 1.5%
250,000	NJ St Econ Dev Auth Mtr Vehcl Surcharge Rev Ref Sub, Ser A, BAM	5.00%	07/01/28	285,277
500,000	NJ St Econ Dev Auth Ref, Ser A, BAM	5.00%	06/15/23	553,330
490,000	NJ St Econ Dev Auth Spl Fac Rev Ref Port Newark Container Terminal LLC Proj, AMT	5.00%	10/01/25	545,713
1,000,000	NJ St Hlth Care Facs Fing Auth Rev Ref Hackensack Meridian Hlth, Ser A	5.00%	07/01/24	1,150,270
100,000	NJ St Transit Corp, Ser A, GANS	5.00%	09/15/21	107,923
1,400,000	NJ St Transprtn Trust Fund Auth Transn Sys, Ser D	5.25%	12/15/23	1,563,184
1,000,000	Tobacco Settlement Fing Corp NJ Ref, Ser A	5.00%	06/01/26	1,155,220
500,000	Tobacco Settlement Fing Corp NJ Ref, Ser A	5.00%	06/01/27	579,995
				5,940,912
	New York – 3.1%
100,000	Buffalo & Erie Cnty NY Indl Land Dev Corp Rev Ref Orchard Park	5.00%	11/15/22	110,098
115,000	Buffalo & Erie Cnty NY Indl Land Dev Corp Rev Ref Orchard Park	5.00%	11/15/24	129,627
3,400,000	Build NYC Resource Corp NY Sol Wst Disp Rev Ref Pratt Paper Inc Proj, AMT (a)	5.00%	01/01/35	3,654,218
1,000,000	Met Transprtn Auth NY Rev Ref Transptrn, Subser C-1	5.00%	11/15/34	1,128,580
840,000	Monroe Cnty NY Indl Dev Corp Rev Ref Nazareth College of Rochester Proj, Ser A	5.00%	10/01/23	935,945
1,000,000	New York City NY Transitional Fin Auth Rev Future Tax Secured Sub Fiscal 2016, Ser A-1	5.00%	08/01/37	1,136,200
1,500,000	New York City NY Transitional Fin Auth Rev Future Tax Sub, Subser E-1	5.00%	02/01/37	1,694,715
1,125,000	NY St Dorm Auth Rev Non St Supported Debt Ref Montefiore Oblig Grp, Ser A	4.00%	08/01/37	1,137,026
300,000	NY St Dorm Auth Revs Non St Supported Debt Ref Orange Regl Med Ctr (a)	5.00%	12/01/25	341,322
195,000	NY St Dorm Auth Revs Non St Supported Debt Unrefunded Pace Univ, Ser A	4.00%	05/01/22	206,111
85,000	NY St Dorm Auth Revs Non St Supported Debt Unrefunded Pace Univ, Ser A	5.00%	05/01/23	94,292
500,000	Port Auth of New York & New Jersey NY Consol One Hundred Eighty Fifth Ref, AMT	5.00%	09/01/23	563,350
465,000	Port Auth of New York & New Jersey NY Ref Consol, Ser 186, AMT	5.00%	10/15/35	517,815
See Notes to Portfolio of Investments

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2018 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	New York (Continued)
$15,000	Suffolk Cnty NY Econ Dev Corp Rev Prerefunded Catholic Hlth Svcs Long Island Oblig Grp Proj	5.00%	07/01/28	$16,361
85,000	Suffolk Cnty NY Econ Dev Corp Rev Unrefunded Catholic Hlth Svcs Long Island Oblig Grp Proj	5.00%	07/01/28	91,431
600,000	TSASC Inc NY Ref, Ser A	5.00%	06/01/29	676,578
				12,433,669
	North Carolina – 1.8%
1,000,000	Charlotte NC Wtr & Swr Sys Rev Ref	5.00%	07/01/21	1,092,820
1,775,000	Charlotte NC Wtr & Swr Sys Rev Ref	5.00%	07/01/22	1,985,142
575,000	Charlotte-Mecklenburg NC Hosp Auth Hlth Care Sys Rev Ref Carolinas Hlth Care Sys, Ser A	5.00%	01/15/34	650,871
750,000	Greenville NC Comb Enterprise Sys Rev Ref	5.00%	04/01/28	872,618
900,000	NC St Capital Facs Fin Agy Student Rev Ref Hsg NC A&T Univ Fdtn Proj, Ser A, AGC	5.00%	06/01/26	1,021,689
750,000	NC St Med Care Commission Retmnt Facs Rev Ref United Methodist Retmnt Homes, Ser A	5.00%	10/01/37	827,535
500,000	NC St Med Care Commission Retmnt Facs Rev Ref United Methodist Retmnt Homes, Ser A	5.00%	10/01/47	547,665
430,000	Raleigh Durham NC Arpt Auth Arpt Rev Ref, Ser A, AMT	5.00%	05/01/36	487,925
				7,486,265
	North Dakota – 0.4%
225,000	Burleigh Cnty ND Hlth Care Rev St Alexius Med Ctr Proj, Ser A	5.00%	07/01/22	244,544
1,300,000	Grand Forks ND Sr Hsg & Nur Fac Rev Ref Vly Homes Oblig Grp, Ser A	5.00%	12/01/23	1,366,885
				1,611,429
	Ohio – 2.6%
1,500,000	Butler Cnty OH Hosp Facs Ref Uc Hlth	5.00%	11/15/31	1,719,255
1,000,000	Butler Cnty OH Hosp Facs Ref Uc Hlth	5.00%	11/15/32	1,140,980
1,000,000	Chillicothe OH City Sch Dist Ref, AGM	4.00%	12/01/31	1,054,280
500,000	Cleveland OH Pub Pwr Sys Rev Ref, Ser A, AGM	5.00%	11/15/24	572,905
600,000	Cleveland-Cuyahoga Cnty OH Port Auth Cultural Fac Rev Ref Playhouse Sq Fdtn Proj	5.00%	12/01/28	651,198
700,000	Cleveland-Cuyahoga Cnty OH Port Auth Cultural Fac Rev Ref Playhouse Sq Fdtn Proj	5.50%	12/01/43	778,071
1,255,000	Columbus OH Swr Rev Ref Sys	5.00%	06/01/26	1,454,332
700,000	Hamilton Cnty OH Hlth Care Facs Rev Christ Hosp Proj	5.25%	06/01/27	770,413
1,000,000	OH St Hgr Edu, Ser A	5.00%	05/01/33	1,142,290
1,000,000	OH St Wtr Dev Auth Rev Wtr Dev Fresh Wtr, Ser A	5.00%	12/01/21	1,104,000
230,000	S Estrn OH Port Auth Hosp Facs Rev Ref Mem Hlth Sys	5.00%	12/01/23	246,056
				10,633,780
	Oklahoma – 1.4%
1,000,000	Catoosa OK Indl Auth Sales Tax Rev	4.50%	10/01/32	996,830
750,000	OK St Dev Fin Auth Hlth Sys Rev OU Medicine Proj, Ser B	5.25%	08/15/48	844,695
1,000,000	Oklahoma Cnty OK Fin Auth Eductnl Facs Lease Rev Midwest City De City Pub Schs Proj	5.00%	10/01/25	1,154,500
1,000,000	Oklahoma Cnty OK Fin Auth Eductnl Facs Lease Rev Midwest City De City Pub Schs Proj	5.00%	10/01/26	1,156,370
1,000,000	Tulsa Cnty OK Indl Auth Sr Living Cmnty Rev Ref Montereau Inc Proj	5.00%	11/15/25	1,116,800
250,000	Tulsa Cnty OK Indl Auth Sr Living Cmnty Rev Ref Montereau Inc Proj	5.00%	11/15/26	280,580
See Notes to Portfolio of Investments

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2018 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Oklahoma (Continued)
$100,000	Tulsa OK Arpts Impt Trust Ref, Ser D, BAM	5.00%	06/01/28	$105,289
				5,655,064
	Oregon – 3.0%
170,000	Clackamas Cnty OR Hosp Fac Auth Rev Ref Sr Living Willamette View Proj, Ser A	4.00%	05/15/26	179,540
250,000	Clackamas Cnty OR Hosp Fac Auth Rev Ref Sr Living Willamette View Proj, Ser A	5.00%	11/15/32	277,120
500,000	Clackamas Cnty OR Hosp Fac Auth Rev Ref Sr Living Willamette View Proj, Ser A	5.00%	11/15/37	549,485
210,000	Multnomah Cnty OR Hosp Facs Auth Rev Ref Terwilliger Plaza	5.00%	12/01/20	217,478
1,000,000	OR St Business Dev Commission Econ Dev Rev Ref Red Rock Biofuels LLC Clean Energy Proj, Ser 248-D, AMT (c)	6.50%	04/01/31	1,000,540
2,000,000	OR St Dept of Transprtn Highway User Tax Rev Ref Sr Lien, Ser C	5.00%	11/15/21	2,203,280
2,500,000	OR St Dept of Transprtn Highway User Tax Rev Ref, Ser A	5.00%	11/15/22	2,816,400
1,100,000	OR St Facs Auth Rev Ref Univ Portland, Ser A	5.00%	04/01/32	1,246,861
2,500,000	Portland OR Swr Sys Rev 2nd Lien, Ser A	4.50%	05/01/31	2,792,200
700,000	Yamhill Cnty OR Hosp Auth Ref Friendsview Retmnt Cmnty, Ser A	5.00%	11/15/31	759,234
				12,042,138
	Pennsylvania – 7.9%
395,000	Bucks Cnty PA Indl Dev Auth Ref Pennswood Vlg Proj, Ser A	5.00%	10/01/32	438,079
415,000	Bucks Cnty PA Indl Dev Auth Ref Pennswood Vlg Proj, Ser A	5.00%	10/01/33	459,281
1,450,000	Bucks Cnty PA Indl Dev Auth Ref Pennswood Vlg Proj, Ser A	5.00%	10/01/37	1,594,463
600,000	Bucks Cnty PA Indl Dev Auth Ref Sch Lane Chrt Sch Proj	5.00%	03/15/26	656,772
765,000	Chester Cnty PA Indl Dev Auth Renaissance Academy Chrt Sch	5.00%	10/01/34	818,894
1,000,000	Cmwlth Fing Auth PA Tobacco Master Settlement Payment Rev Tobacco Master Settlement Payment Bonds	5.00%	06/01/25	1,133,880
410,000	Cmwlth Fing Auth PA Tobacco Master Settlement Payment Rev Tobacco Master Settlement Payment Bonds	5.00%	06/01/26	467,445
500,000	Colonial PA Sch Dist	5.00%	02/15/36	567,515
300,000	Colonial PA Sch Dist, Ser A	5.00%	02/15/34	344,565
300,000	Cumberland Cnty PA Muni Auth Ref Diakon Lutheran Ministries Proj	5.00%	01/01/30	329,619
700,000	Cumberland Cnty PA Muni Auth Ref Diakon Lutheran Ministries Proj	5.00%	01/01/38	757,743
1,000,000	Cumberland Cnty PA Muni Auth Ref Diakon Lutheran Social Ministries	5.00%	01/01/33	1,099,920
1,095,000	Dallas PA Area Muni Auth Univ Rev Ref Misericordia Univ Proj	5.00%	05/01/22	1,181,702
1,340,000	Delaware Cnty PA Auth Ref Elwyn Proj	5.00%	06/01/27	1,485,725
750,000	E Hempfield Twp PA Indl Dev Auth Ref Willow Vly Cmntys Proj	5.00%	12/01/29	837,038
500,000	Middletown PA Sch Dist, Ser A	5.00%	03/01/28	553,585
2,000,000	Montgomery Cnty PA Hgr Edu & Hlth Auth Ref Philadelphia Presbytery Homes Inc Proj	5.00%	12/01/32	2,224,380
980,000	Montgomery Cnty PA Indl Dev Auth Acts Retmnt Life Cmntys Ref	5.00%	11/15/25	1,063,506
50,000	Montgomery Cnty PA Indl Dev Auth Acts Retmnt Life Cmntys Ref	5.00%	11/15/29	53,533
1,850,000	Montgomery Cnty PA Indl Dev Auth Ref Acts Retmnt Life Cmntys Inc Oblig Grp	5.00%	11/15/36	2,045,212
140,000	Northampton Cnty PA Gen Purpose Auth Clg Rev Ref Moravian Clg	5.00%	10/01/25	159,083
340,000	Northampton Cnty PA Gen Purpose Auth Clg Rev Ref Moravian Clg	5.00%	10/01/31	375,166
See Notes to Portfolio of Investments

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2018 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Pennsylvania (Continued)
$1,750,000	Northampton Cnty PA Gen Purpose Auth Hosp Rev Ref St Luke’s Univ Hlth Network Proj, Ser A	5.00%	08/15/28	$1,990,222
1,000,000	PA St Hgr Eductnl Facs Auth Rev Ref Drexel Univ	5.00%	05/01/25	1,147,610
1,000,000	PA St Turnpike Commission Turnpike Rev Ref	5.00%	12/01/33	1,113,280
500,000	PA St Turnpike Commission Turnpike Rev Subordinate, Ser A-1	5.00%	12/01/30	559,410
290,000	Philadelphia PA Gas Wks Rev Ref	5.00%	08/01/25	333,065
1,625,000	Philadelphia PA Gas Wks Rev Ref	5.00%	08/01/29	1,840,816
2,000,000	Philadelphia PA Gas Wks Rev Ref 1998 General Ordinance, 14th Ser	5.00%	10/01/34	2,250,640
500,000	Philadelphia PA Ref, Ser A	5.25%	07/15/28	562,350
405,000	Southcentrl PA General Auth Rev Ref Hanover Hosp Inc	5.00%	12/01/23	457,383
2,665,000	Westmoreland Cnty PA Muni Auth Ref, BAM	5.00%	08/15/42	2,961,508
				31,863,390
	Rhode Island – 0.5%
1,460,000	RI St Hlth & Eductnl Bldg Corp Rev Ref Hosp Fing Lifespan Oblig Grp	5.00%	05/15/32	1,607,008
480,000	Tobacco Settlement Fing Corp RI Ref, Ser A	5.00%	06/01/24	541,934
				2,148,942
	South Carolina – 0.6%
1,000,000	Greenville SC Hosp Sys Brd Hosp Facs Rev, Ser B	5.00%	05/01/30	1,112,070
175,000	Lancaster Cnty SC Assmnt Rev Ref Walnut Creek Impt Dist, Ser A-1	3.13%	12/01/22	175,383
745,000	Piedmont SC Muni Pwr Agy Elec Rev Ref, Ser A-3	5.00%	01/01/23	792,859
30,000	SC St Jobs Econ Dev Auth Hosp Rev Ref Palmetto Hlth, Ser A	5.00%	08/01/23	34,199
150,000	SC St Jobs Econ Dev Auth Hosp Rev Ref Palmetto Hlth, Ser A, AGM	5.50%	08/01/24	165,799
				2,280,310
	South Dakota – 0.3%
1,000,000	SD St Hlth & Eductnl Facs Auth Sanford Oblig Grp, Ser B	5.00%	11/01/34	1,105,320
	Tennessee – 0.7%
335,000	Chattanooga TN Hlth Eductnl & Hsg Fac Brd Rev Ref Student Hsg CDFI Phase I	5.00%	10/01/23	374,463
600,000	Memphis Shelby Cnty TN Arpt Auth Arpt Rev Ref, Ser B, AMT	5.75%	07/01/23	641,448
1,385,000	Met Govt Nashville & Davidson Cnty TN Hlth & Eductnl Fac Brd Ref Lipscomb Univ Proj, Ser A	5.00%	10/01/29	1,540,716
25,000	TN St Energy Acquisition Corp Gas Rev, Ser A	5.25%	09/01/21	27,243
120,000	TN St Energy Acquisition Corp Gas Rev, Ser A	5.25%	09/01/22	133,166
				2,717,036
	Texas – 10.9%
450,000	Austin TX Arpt Sys Rev, AMT	5.00%	11/15/33	498,474
250,000	Bexar Cnty TX Hlth Facs Dev Corp Ref Army Retmnt Residence Fdtn Proj	5.00%	07/15/25	276,700
235,000	Bexar Cnty TX Hlth Facs Dev Corp Ref Army Retmnt Residence Fdtn Proj	5.00%	07/15/27	261,022
600,000	Brd of Managers TX Joint Guadalupe Cnty City of Seguin Hosp Mtg Ref	5.00%	12/01/24	639,102
600,000	Centrl TX Regl Mobility Auth Rev Ref Sub Lien	5.00%	01/01/33	646,158
850,000	Centrl TX Regl Mobility Auth Rev Sr Lien, Ser A	5.00%	01/01/29	949,790
1,460,000	Clifton TX Hgr Edu Fin Corp Edu Rev, Ser A	4.00%	12/01/25	1,537,526
725,000	Deer Park TX Indep Sch Dist Sch Bldg	5.00%	08/15/33	834,555
600,000	Deer Park TX Indep Sch Dist Sch Bldg	5.00%	08/15/34	688,812
See Notes to Portfolio of Investments

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2018 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Texas (Continued)
$1,000,000	Deer Park TX Indep Sch Dist Sch Bldg	5.00%	08/15/35	$1,144,170
700,000	Deer Park TX Indep Sch Dist Sch Bldg	5.00%	08/15/36	798,770
1,675,000	Flower Mound TX Ref	5.00%	09/01/21	1,831,730
555,000	Flower Mound TX Spl Assmnt Rev River Walk Pub Impt Dist #1	6.13%	09/01/28	563,769
300,000	Harris Cnty TX Cultural Edu Facs Fin Corp Thermal Utility Re Ref Teco Proj	5.00%	11/15/30	354,705
1,100,000	Harris Cnty TX Ref Sr Lien Toll Road, Ser B	5.00%	08/15/36	1,250,557
500,000	Houston TX Arpt Sys Rev Ref United Airls Inc Terminal E Proj, AMT	4.50%	07/01/20	520,950
1,000,000	Houston TX Arpt Sys Rev Ref, Ser B-2, AMT	5.00%	07/15/20	1,052,240
1,000,000	Houston TX Utility Sys Rev Ref 1st Lien, Ser D	5.00%	11/15/29	1,152,590
1,130,000	La Vernia TX Hgr Edu Fin Corp Edu Rev Meridian World Sch (a)	4.35%	08/15/25	1,146,814
1,000,000	La Vernia TX Hgr Edu Fin Corp Edu Rev Meridian World Sch, Ser A (a)	4.20%	08/15/25	1,009,580
1,290,000	Leander TX Spl Assmnt Rev Crystal Springs Pub Impt Dist Proj Accd Inv (c)	5.13%	09/01/38	1,295,999
500,000	Liberty Hill TX Indep Sch Dist Ref	5.00%	08/01/30	582,220
150,000	Liberty Hill TX Indep Sch Dist Ref	4.00%	08/01/31	160,926
500,000	Mission TX Econ Dev Corp Rev Sr Lien Nat Gasoline Proj, Ser B, AMT (c)	5.75%	10/01/31	516,625
2,250,000	N TX Tollway Auth Rev Ref 2nd Tier, Ser B	5.00%	01/01/31	2,555,078
1,560,000	N TX Tollway Auth Rev Ref Sys Second Tier, Ser B	5.00%	01/01/31	1,735,406
250,000	N TX Tollway Auth Rev Ref, Ser A	5.00%	01/01/33	284,078
500,000	New Hope Cultural Edu Facs Fin Corp TX Retmnt Fac Rev Ref Carillon Lifecare Cmnty Proj	5.00%	07/01/36	515,800
500,000	New Hope Cultural Edu Facs Fin Corp TX Student Hsg Rev Chf Collegiate Hsg Galveston I LLC TX A&M Univ Galveston	5.00%	04/01/22	541,845
25,000	New Hope Cultural Edu Facs Fin Corp TX Student Hsg Rev Chf Stephenville-Tarleton St Univ Proj, Ser A	4.25%	04/01/22	26,369
500,000	New Hope Cultural Edu Facs Fin Corp TX Student Hsg Rev Chf TX A&M Univ Corpus Christi Island Campus Proj, Ser A	5.00%	04/01/29	561,575
505,000	Newark Hgr Edu Fin Corp TX Edu Rev Austin Achieve Pub Schs Inc, Ser A	5.00%	06/15/32	509,030
495,000	Red River TX Hlth Facs Dev Corp Retmnt Fac Rev MRC Crestview, Ser A	7.75%	11/15/31	586,976
770,000	Tarrant Cnty TX Cultural Edu Facs Fin Corp Retmnt Fac Rev Ref Buckner Retmnt Svcs Inc Proj	5.00%	11/15/29	870,639
500,000	Tarrant Cnty TX Cultural Edu Facs Fin Corp Retmnt Fac Rev Temps 50 Buckner Sr Living Ventana Proj, Ser B-3	3.88%	11/15/22	500,340
2,000,000	TX St A&M Univ Rev Ref, Ser C	4.00%	05/15/32	2,143,620
1,165,000	TX St Muni Gas Acquisition & Sply Corp I Gas Sply Rev Sr Lien, Ser A	5.25%	12/15/26	1,359,578
600,000	TX St Muni Gas Acquisition & Sply Corp III Gas Sply Rev	5.00%	12/15/24	661,704
2,850,000	TX St Muni Gas Acquisition & Sply Corp III Gas Sply Rev	5.00%	12/15/30	3,084,127
660,000	TX St Muni Gas Acquisition & Sply Corp III Gas Sply Rev	5.00%	12/15/31	713,097
525,000	TX St Transprtn Commission Central TX Turnpike Sys Rev Ref, Ser B	5.00%	08/15/37	579,521
1,000,000	Univ of Houston TX Univ Rev Ref, Ser A	5.00%	02/15/29	1,158,090
3,000,000	Univ of Houston TX Univ Rev Ref, Ser A	5.00%	02/15/31	3,443,400
1,560,000	Uptown Dev Auth TX Incr Contract Rev, Ser A	5.00%	09/01/36	1,729,213
500,000	Viridian TX Muni Mgmt Dist Ref Utility Impt, BAM	6.00%	12/01/26	603,155
155,000	Viridian TX Muni Mgmt Dist Road Impt, BAM	5.00%	12/01/26	172,746
125,000	Viridian TX Muni Mgmt Dist Utility Impt, BAM	5.00%	12/01/26	139,311
				44,188,482
See Notes to Portfolio of Investments

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2018 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Utah – 0.6%
$400,000	UT St Chrt Sch Fin Auth Chrt Sch Rev Ref Quest Academy	5.00%	04/15/32	$447,052
325,000	UT St Chrt Sch Fin Auth Chrt Sch Rev Ref Quest Academy	5.00%	04/15/37	358,573
500,000	UT St Chrt Sch Fin Auth Chrt Sch Rev Spectrum Academy Proj (a)	6.00%	04/15/45	517,180
1,145,000	UT St Transit Auth Sales Tax Rev Ref Sub, Ser A	5.00%	06/15/35	1,289,957
				2,612,762
	Vermont – 0.5%
550,000	Burlington VT Ref Lakeview Garage Proj, Ser A, COPS	5.00%	12/01/24	609,295
745,000	VT St Econ Dev Auth Mtge Rev Ref Wake Robin Corp Proj, Ser A	5.00%	05/01/25	811,134
585,000	VT St Econ Dev Auth Mtge Rev Ref Wake Robin Corp Proj, Ser A	5.00%	05/01/26	637,018
				2,057,447
	Virginia – 1.9%
1,580,000	Hampton Roads VA Santn Dist Wstwtr Rev Ref Sub, Ser A	5.00%	08/01/35	1,821,408
2,000,000	VA St Pub Bldg Auth Pub Facs Rev, Ser C, AMT	5.00%	08/01/33	2,291,720
800,000	Virginia Beach VA Dev Auth Rsdl Care Fac Rev Ref Westminster Canterbury on Chesapeake Bay	5.00%	09/01/32	901,544
2,365,000	Wstrn VA Regl Jail Auth Regl Jail Facs Rev Ref	5.00%	12/01/34	2,690,732
				7,705,404
	Washington – 3.7%
1,250,000	Centrl Puget Sound WA Regl Transprtn Auth Sales & Use Tax Green Bond Ref & Impt, Ser S-1	5.00%	11/01/35	1,425,675
1,000,000	Energy NW WA Elec Rev Ref Columbia Generating Sys, Ser A	4.00%	07/01/35	1,049,880
1,250,000	Energy NW WA Elec Rev Ref Columbia Generating Sys, Ser A	5.00%	07/01/38	1,413,350
1,500,000	Energy NW WA Elec Rev Ref, Ser A	5.00%	07/01/24	1,734,390
500,000	Grays Harbor Cnty WA Pub Hosp Dist #1 Hosp Rev Pub Hosp Dt, BANS	3.00%	08/01/19	500,055
575,000	Kalispel Tribe of Indians Priority Dist WA Rev, Ser A (a)	5.00%	01/01/32	585,350
155,000	Mason Cnty WA Pub Utility Dist #1 Sys	3.50%	12/01/21	161,332
270,000	Skagit Cnty WA Pub Hosp Dist #1 Ref & Impt Skagit Regl Hlth	4.00%	12/01/24	286,573
110,000	Skagit Cnty WA Pub Hosp Dist #1 Ref & Impt, Ser A	5.00%	12/01/22	120,790
165,000	Skagit Cnty WA Pub Hosp Dist #1 Skagit Vly Hosp	5.00%	12/01/20	173,014
250,000	Tacoma WA Elec Sys Rev	5.00%	01/01/37	284,737
250,000	Tobacco Settlement Auth WA Tobacco Settlement Rev Ref	5.00%	06/01/23	280,807
35,000	WA St Hsg Fin Commission Ref Emerald Heights Proj	5.00%	07/01/22	38,572
50,000	WA St Hsg Fin Commission Ref Emerald Heights Proj	5.00%	07/01/28	54,584
2,025,000	WA St Ref, Ser B	5.00%	08/01/32	2,343,796
4,000,000	WA St, Ser B	5.00%	02/01/36	4,511,840
				14,964,745
	Wisconsin – 3.9%
1,250,000	Pub Fin Auth WI Chrt Sch Rev Limited American Prep Academy Las Vegas Proj, Ser A (a)	5.13%	07/15/37	1,280,162
1,945,000	Pub Fin Auth WI Edu Rev Ref Mountain Island Chrt Sch Ltd	4.00%	07/01/27	1,977,754
620,000	Pub Fin Auth WI Edu Rev Ref Mountain Island Chrt Sch Ltd	5.00%	07/01/37	646,077
1,000,000	Pub Fin Auth WI Exempt Facs Rev Ref Celanese Proj, Ser B, AMT (a)	5.00%	12/01/25	1,128,590
425,000	Pub Fin Auth WI Retmnt Fac Rev Ref Whitestone Retmnt Facs 1st Mortgage Rev Bonds (a)	4.00%	03/01/27	439,986
1,000,000	Pub Fin Auth WI Retmnt Fac Rev Southminster (a)	5.00%	10/01/43	1,063,020
1,410,000	Pub Fin Auth WI Rev Ref Retmnt Hsg Fdtn Obligated Grp, Ser B	5.00%	11/15/26	1,607,696
500,000	Pub Fin Auth WI Sr Living Rev Ref Mary’s Woods at Marylhurst Proj (a)	3.50%	11/15/23	503,855
1,300,000	WI St Gen Fund Annual Approp Rev Ref, Ser B	5.00%	05/01/34	1,493,011
See Notes to Portfolio of Investments

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2018 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Wisconsin (Continued)
$1,000,000	WI St Hlth & Eductnl Facs Auth Rev Ref Ascension Hlth Credit Grp, Ser A	5.00%	11/15/36	$1,129,020
500,000	WI St Hlth & Eductnl Facs Auth Rev Ref Marquette Univ	5.00%	10/01/28	553,715
1,175,000	WI St Hlth & Eductnl Facs Auth Rev Ref Prohealth Care Oblig Grp	5.00%	08/15/31	1,305,225
175,000	WI St Hlth & Eductnl Facs Auth Rev Ref Prohealth Care Oblig Grp	5.00%	08/15/33	192,770
435,000	WI St Hlth & Eductnl Facs Auth Rev St Johns Cmntys Inc Proj, Ser A	5.00%	09/15/30	462,596
1,015,000	WI St Hlth & Eductnl Facs Auth Rev St Johns Cmntys Inc Proj, Ser A	5.00%	09/15/31	1,077,443
595,000	WI St Hlth & Eductnl Facs Auth Rev St Johns Cmntys Inc Proj, Ser A	5.00%	09/15/32	630,468
455,000	WI St Hlth & Eductnl Facs Auth Rev St Johns Cmntys Inc Proj, Ser A	5.00%	09/15/33	481,035
				15,972,423
	Wyoming – 0.1%
250,000	Natrona Cnty WY Hosp Rev Ref WY Med Ctr Proj	5.00%	09/15/30	281,130

Total Investments – 96.1%	389,710,832
(Cost $387,149,193) (e)
Net Other Assets and Liabilities – 3.9%	15,876,672
Net Assets – 100.0%	$405,587,504
Futures Contracts (See Note 2D - Futures Contracts in the Notes to Portfolio of Investments):
Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. Treasury 10-Year Notes	Short	48	Sep 2018	$ (5,732,250)	$(44,992)

(a)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2018, securities noted as such amounted to $31,284,932 or 7.7% of net assets.
(b)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(c)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers (see Note 2C - Restricted Securities in the Notes to Portfolio of Investments).
(d)	Zero coupon bond.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of July 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $3,725,033 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,208,386. The net unrealized appreciation was $2,516,647. The amounts presented are inclusive of derivative contracts.

See Notes to Portfolio of Investments

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2018 (Unaudited)
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAM	Building America Mutual
BANS	Bond Anticipation Notes
CABS	Capital Appreciation Bonds
COPS	Certificates of Participation
GANS	Grant Anticipation Notes
NATL-RE	National Public Finance Guarantee Corp.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):
ASSETS TABLE
	Total Value at 7/31/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Municipal Bonds*	$ 389,710,832	$ —	$ 389,710,832	$ —
LIABILITIES TABLE
	Total Value at 7/31/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures	$ (44,992)	$ (44,992)	$ —	$ —

*	See Portfolio of Investments for state breakout.
All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at July 31, 2018.
See Notes to Portfolio of Investments

Notes to Portfolio of Investments
First Trust Managed Municipal ETF (FMB)
July 31, 2018 (Unaudited)
1. Organization
First Trust Exchange-Traded Fund III (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on January 9, 2008, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust consists of thirteen funds that are currently offering shares. This report covers the First Trust Managed Municipal ETF (the “Fund”), a non-diversified series of the Trust, which trades under the ticker FMB on The Nasdaq Stock Market, LLC.
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”
2. Valuation and Investment Practices
A. Portfolio Valuation
The Fund’s net asset value (“NAV”) is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund’s NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Municipal securities and other debt securities are fair valued on the basis of fair valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust’s Board of Trustees, which may use the following valuation inputs when available:
1)	benchmark yields;
2)	reported trades;
3)	broker/dealer quotes;
4)	issuer spreads;
5)	benchmark securities;
6)	bids and offers; and
7)	reference data including market research publications.
Exchange-traded futures contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded futures contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.
Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
1)	the credit conditions in the relevant market and changes thereto;
2)	the liquidity conditions in the relevant market and changes thereto;
3)	the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
4)	issuer-specific conditions (such as significant credit deterioration); and
5)	any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Notes to Portfolio of Investments (Continued)
First Trust Managed Municipal ETF (FMB)
July 31, 2018 (Unaudited)
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended (the “1933 Act”)) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
1)	the fundamental business data relating to the issuer;
2)	an evaluation of the forces which influence the market in which these securities are purchased and sold;
3)	the type, size and cost of the security;
4)	the financial statements of the issuer;
5)	the credit quality and cash flow of the issuer, based on the Advisor’s or external analysis;
6)	the information as to any transactions in or offers for the security;
7)	the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;
8)	the coupon payments;
9)	the quality, value and salability of collateral, if any, securing the security; and
10)	other relevant factors.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of July 31, 2018, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
C. Restricted Securities
The Fund invests in restricted securities, which are securities that may not be offered for public sale without first being registered under the 1933 Act. Prior to registration, restricted securities may only be resold in transactions exempt from registration under

Notes to Portfolio of Investments (Continued)
First Trust Managed Municipal ETF (FMB)
July 31, 2018 (Unaudited)
Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of July 31, 2018, the Fund held restricted securities as shown in the following table that the Advisor has deemed illiquid pursuant to procedures adopted by the Trust’s Board of Trustees. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation note (Note 2A) and are not expressed as a discount to the carrying value of a comparable unrestricted security. There are no unrestricted securities with the same maturity dates and yields for these issuers.
Security	Acquisition Date	Principal Value	Current Price	Carrying Cost	Value	% of Net Assets
CA Stwd Cmntys Dev Auth Rev Ref Lancer Eductnl Student Hsg Proj, Ser A, 4.00%, 06/01/21	11/02/16	$400,000	$102.39	$405,341	$409,572	0.10%
Centerra CO Met Dist #1 Spl Rev Dist #1, 5.00%, 12/01/22	04/20/17	500,000	108.15	531,948	540,730	0.13
Centerra CO Met Dist #1 Spl Rev Dist #1, 5.00%, 12/01/29	04/20/17	1,000,000	107.21	1,053,501	1,072,100	0.26
Leander TX Spl Assmnt Rev Crystal Springs Pub Impt Dist Proj Accd Inv, 5.13%, 09/01/38	05/04/18	1,290,000	100.47	1,290,000	1,295,999	0.32
Mission TX Econ Dev Corp Rev Sr Lien Nat Gasoline Proj, Ser B, AMT, 5.75%, 10/01/31	04/28/16	500,000	103.33	479,893	516,625	0.13
OR St Business Dev Commission Econ Dev Rev Ref Red Rock Biofuels LLC Clean Energy Proj, Ser 248-D, AMT, 6.50%, 04/01/31	03/16/18	1,000,000	100.05	1,000,000	1,000,540	0.25
Prairie Ctr CO Met Dist #3 Ltd Property Tax Supported Pri Ref, Ser A, 4.13%, 12/15/27	10/13/17	1,000,000	101.20	994,152	1,011,960	0.25
				$5,754,835	$5,847,526	1.44%
D. Futures Contracts
The Fund may purchase or sell (i.e., is long or short) exchange-listed futures contracts to hedge against changes in interest rates (interest rate risk). Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Open futures contracts can also be closed out prior to settlement by entering into an offsetting transaction in a matching futures contract. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain margin deposits on the futures contract. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired.
Upon entering into a futures contract, the Fund must deposit funds, called margin, with its custodian in the name of the clearing broker equal to a specified percentage of the current value of the contract. Open futures contacts are marked to market daily. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin.
If market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contract and may realize a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, interest rates and the underlying instruments.
3. Derivative Transactions
During the fiscal year-to-date period (November 1, 2017 through July 31, 2018), the notional value of futures contracts opened and closed were $50,179,639 and $44,492,381, respectively.

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments
July 31, 2018 (Unaudited)
Shares/ Units	Description	Value
COMMON STOCKS – 94.5%
	Airlines – 2.2%
7,644	Copa Holdings S.A., Class A	$744,067
10,941	Hawaiian Holdings, Inc.	438,734
40,027	Southwest Airlines Co. (a)	2,327,970
		3,510,771
	Auto Components – 1.7%
120,223	Gentex Corp.	2,789,174
	Banks – 5.4%
36,795	Bank of America Corp.	1,136,230
8,610	Bank of Hawaii Corp.	693,019
16,916	Bank OZK	691,864
31,257	Banner Corp.	1,968,253
45,892	Citizens Financial Group, Inc.	1,825,584
12,801	JPMorgan Chase & Co.	1,471,475
17,757	Wells Fargo & Co.	1,017,298
		8,803,723
	Biotechnology – 3.5%
30,693	AMAG Pharmaceuticals, Inc. (b)	676,781
6,328	ChemoCentryx, Inc. (b)	73,152
14,612	Enanta Pharmaceuticals, Inc. (b)	1,424,962
41,326	Gilead Sciences, Inc. (a)	3,216,402
20,330	Halozyme Therapeutics, Inc. (b)	367,973
		5,759,270
	Consumer Finance – 1.7%
29,153	Capital One Financial Corp.	2,749,711
	Containers & Packaging – 1.7%
23,917	Packaging Corp. of America	2,700,229
	Diversified Telecommunication Services – 1.1%
33,346	AT&T, Inc.	1,066,072
51,594	Consolidated Communications Holdings, Inc.	657,307
		1,723,379
	Electrical Equipment – 1.0%
25,555	Atkore International Group, Inc. (b)	604,631
19,762	Generac Holdings, Inc. (b)	1,062,208
		1,666,839
	Electronic Equipment, Instruments & Components – 0.3%
6,312	Belden, Inc.	408,702
	Food & Staples Retailing – 2.4%
29,735	US Foods Holding Corp. (b)	1,005,341
32,771	Walmart, Inc.	2,924,156
		3,929,497
Shares/ Units	Description	Value

	Food Products – 2.0%
20,352	Campbell Soup Co.	$832,397
67,579	Hormel Foods Corp. (a)	2,430,816
		3,263,213
	Health Care Equipment & Supplies – 0.3%
10,861	Varex Imaging Corp. (b)	415,325
	Health Care Providers & Services – 4.4%
24,512	Centene Corp. (b)	3,194,649
12,196	CVS Health Corp.	791,033
86,695	Premier, Inc., Class A (b)	3,242,393
		7,228,075
	Hotels, Restaurants & Leisure – 2.4%
1,210	Chipotle Mexican Grill, Inc. (b)	524,729
35,563	Las Vegas Sands Corp.	2,556,980
3,456	Marriott Vacations Worldwide Corp.	411,644
14,715	Ruth’s Hospitality Group, Inc.	425,999
		3,919,352
	Household Durables – 4.4%
18,013	Clorox (The) Co.	2,434,817
763	NVR, Inc. (a) (b)	2,105,445
51,845	PulteGroup, Inc.	1,477,064
38,951	TRI Pointe Group, Inc. (b)	551,936
25,758	William Lyon Homes (b)	562,297
		7,131,559
	Internet & Direct Marketing Retail – 2.7%
1,519	Amazon.com, Inc. (b)	2,699,931
585	Booking Holdings, Inc. (b)	1,186,801
11,559	PetMed Express, Inc.	429,186
		4,315,918
	Internet Software & Services – 5.7%
2,727	Alibaba Group Holding Ltd., ADR (b)	510,576
2,348	Alphabet, Inc., Class A (b)	2,881,513
1,177	Alphabet, Inc., Class C (b)	1,432,715
26,149	Facebook, Inc., Class A (a) (b)	4,512,794
		9,337,598
	IT Services – 1.9%
28,568	Paychex, Inc.	1,971,764
8,130	Visa, Inc., Class A	1,111,696
		3,083,460
	Leisure Products – 0.7%
18,359	Malibu Boats, Inc. (b)	690,115
25,942	Nautilus, Inc. (b)	369,673
		1,059,788

See Notes to Portfolio of Investments

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
July 31, 2018 (Unaudited)
Shares/ Units	Description	Value
COMMON STOCKS (Continued)
	Machinery – 4.5%
43,058	AGCO Corp.	$2,713,515
65,517	Allison Transmission Holdings, Inc. (a)	3,079,299
8,849	Snap-on, Inc. (a)	1,500,702
		7,293,516
	Media – 0.7%
16,407	DISH Network Corp. (b)	517,805
10,689	John Wiley & Sons, Inc.	675,010
		1,192,815
	Metals & Mining – 2.2%
7,810	Nucor Corp.	522,723
38,889	SSR Mining, Inc. (b)	404,835
56,468	Steel Dynamics, Inc.	2,659,078
		3,586,636
	Oil, Gas & Consumable Fuels – 11.9%
32,193	Chevron Corp. (a)	4,065,010
17,498	Ecopetrol SA, ADR	373,932
54,808	Exxon Mobil Corp. (a)	4,467,400
21,167	HollyFrontier Corp.	1,578,635
87,530	Parsley Energy, Inc., Class A (b)	2,751,068
19,684	PBF Energy, Inc., Class A	919,243
23,442	Phillips 66 (a)	2,891,336
15,793	Valero Energy Corp.	1,869,102
8,205	Whiting Petroleum Corp. (b)	407,378
3,751	Williams (The) Cos., Inc.	111,592
		19,434,696
	Personal Products – 1.2%
8,299	Inter Parfums, Inc.	499,600
8,246	Medifast, Inc.	1,415,673
		1,915,273
	Pharmaceuticals – 2.5%
10,628	Jazz Pharmaceuticals PLC (b)	1,839,494
10,690	Johnson & Johnson	1,416,639
6,923	Supernus Pharmaceuticals, Inc. (b)	366,573
3,860	Taro Pharmaceutical Industries Ltd. (b)	433,324
		4,056,030
	Professional Services – 0.7%
15,372	Robert Half International, Inc. (a)	1,164,583
	Real Estate Management & Development – 1.8%
27,498	RE/MAX Holdings, Inc., Class A	1,396,898
17,375	RMR Group (The), Inc., Class A	1,508,150
		2,905,048
Shares/ Units	Description	Value

	Semiconductors & Semiconductor Equipment – 6.0%
29,740	Analog Devices, Inc. (a)	$2,859,203
51,445	Applied Materials, Inc.	2,501,770
19,280	Intel Corp.	927,368
24,961	KLA-Tencor Corp.	2,930,921
3,198	Lam Research Corp. (a)	609,667
		9,828,929
	Software – 4.4%
31,005	BlackBerry Ltd. (b)	304,159
28,654	Check Point Software Technologies, Ltd. (b)	3,228,446
5,466	Electronic Arts, Inc. (b)	703,747
28,021	Microsoft Corp.	2,972,468
		7,208,820
	Specialty Retail – 2.5%
36,468	Buckle (The), Inc.	877,056
32,435	TJX (The) Cos., Inc. (a)	3,154,628
		4,031,684
	Technology Hardware, Storage & Peripherals – 3.0%
18,579	Apple, Inc. (a)	3,535,398
25,457	Seagate Technology PLC	1,339,547
		4,874,945
	Textiles, Apparel & Luxury Goods – 1.4%
17,049	Steven Madden Ltd.	921,498
14,594	VF Corp.	1,343,670
		2,265,168
	Tobacco – 0.5%
14,742	Altria Group, Inc. (a)	865,061
	Trading Companies & Distributors – 5.2%
83,861	Aircastle, Ltd.	1,738,438
67,252	BMC Stock Holdins, Inc. (b)	1,479,544
33,613	GMS, Inc. (b)	882,005
60,842	Univar, Inc. (b)	1,672,547
15,515	Watsco, Inc. (a)	2,676,493
		8,449,027
	Wireless Telecommunication Services – 0.5%
7,572	T-Mobile US, Inc. (b)	454,320
16,161	Vodafone Group PLC, ADR	396,753
		851,073
	Total Common Stocks	153,718,887
	(Cost $146,689,148)

See Notes to Portfolio of Investments

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
July 31, 2018 (Unaudited)
Shares/ Units	Description	Value
REAL ESTATE INVESTMENT TRUSTS – 5.0%
	Equity Real Estate Investment Trusts – 5.0%
1,791	Alexander’s, Inc.	$663,530
15,400	CubeSmart	467,544
11,649	Gaming and Leisure Properties, Inc.	423,092
10,386	Macerich (The) Co.	613,397
14,937	Mid-America Apartment Communities, Inc.	1,505,351
7,391	PS Business Parks, Inc.	944,348
13,456	Public Storage	2,931,120
10,314	Welltower, Inc.	645,656
	Total Real Estate Investment Trusts	8,194,038
	(Cost $7,672,191)
MASTER LIMITED PARTNERSHIPS – 0.3%
	Oil, Gas & Consumable Fuels – 0.3%
15,508	TC PipeLines, L.P.	487,572
	(Cost $581,522)
	Total Investments – 99.8%	162,400,497
	(Cost $154,942,861) (c)
Shares	Description	Value
COMMON STOCKS SOLD SHORT – (23.0)%
	Aerospace & Defense – (1.6)%
(34,303)	Arconic, Inc.	(744,032)
(3,682)	General Dynamics Corp.	(735,516)
(2,105)	Northrop Grumman Corp.	(632,531)
(3,671)	United Technologies Corp.	(498,302)
		(2,610,381)
	Air Freight & Logistics – (0.2)%
(1,099)	FedEx Corp.	(270,211)
	Auto Components – (0.5)%
(10,197)	Cooper Tire & Rubber Co.	(291,124)
(22,048)	Goodyear Tire & Rubber (The) Co.	(533,782)
		(824,906)
	Automobiles – (0.8)%
(15,099)	Ford Motor Co.	(151,594)
(5,685)	General Motors Co.	(215,518)
(4,771)	Harley-Davidson, Inc.	(204,628)
(2,614)	Tesla, Inc. (b)	(779,338)
		(1,351,078)
	Banks – (0.6)%
(9,582)	Old National Bancorp	(186,370)
(4,883)	PNC Financial Services Group (The), Inc.	(707,205)
		(893,575)
Shares	Description	Value

	Beverages – (0.5)%
(1,082)	Constellation Brands, Inc., Class A	$(227,469)
(5,715)	PepsiCo, Inc.	(657,225)
		(884,694)
	Biotechnology – (0.5)%
(4,852)	Acceleron Pharma, Inc. (b)	(211,353)
(1,986)	Agios Pharmaceuticals, Inc. (b)	(171,610)
(2,537)	Blueprint Medicines Corp. (b)	(151,053)
(10,524)	Dynavax Technologies Corp. (b)	(142,074)
(9,035)	Immunomedics, Inc. (b)	(216,208)
		(892,298)
	Building Products – (0.6)%
(11,234)	Fortune Brands Home & Security, Inc.	(651,572)
(6,047)	Masco Corp.	(243,876)
(2,565)	Owens Corning	(159,594)
		(1,055,042)
	Capital Markets – (0.2)%
(14,292)	Donnelley Financial Solutions, Inc. (b)	(297,274)
	Chemicals – (0.4)%
(5,541)	GCP Applied Technologies, Inc. (b)	(161,520)
(1,363)	International Flavors & Fragrances, Inc.	(180,952)
(3,798)	Scotts Miracle-Gro (The) Co.	(301,675)
		(644,147)
	Commercial Services & Supplies – (0.1)%
(3,334)	Viad Corp.	(191,372)
	Communications Equipment – (0.9)%
(5,141)	Acacia Communications, Inc. (b)	(165,232)
(14,625)	ADTRAN, Inc.	(237,656)
(6,115)	CommScope Holding Co., Inc. (b)	(196,353)
(4,269)	EchoStar Corp. (b)	(192,062)
(10,136)	Finisar Corp. (b)	(170,792)
(11,262)	Juniper Networks, Inc.	(296,641)
(3,578)	ViaSat, Inc. (b)	(251,676)
		(1,510,412)
	Construction & Engineering – (0.6)%
(8,675)	Fluor Corp.	(444,593)
(4,306)	Jacobs Engineering Group, Inc.	(291,215)
(9,957)	KBR, Inc.	(198,941)
		(934,749)
	Consumer Finance – (0.2)%
(23,583)	Navient Corp.	(311,531)

See Notes to Portfolio of Investments

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
July 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS SOLD SHORT (Continued)
	Containers & Packaging – (0.5)%
(5,539)	Crown Holdings, Inc. (b)	$(250,750)
(13,669)	Owens-Illinois, Inc. (b)	(255,337)
(6,466)	Sealed Air Corp.	(284,957)
		(791,044)
	Diversified Consumer Services – (0.3)%
(10,616)	H&R Block, Inc.	(267,099)
(10,383)	Regis Corp. (b)	(181,287)
		(448,386)
	Diversified Telecommunication Services – (0.2)%
(5,515)	ATN International, Inc.	(352,298)
	Electronic Equipment, Instruments & Components – (0.4)%
(12,790)	Corning, Inc.	(424,372)
(6,401)	National Instruments Corp.	(280,428)
		(704,800)
	Energy Equipment & Services – (0.8)%
(4,704)	Baker Hughes a GE Co.	(162,664)
(25,205)	Ensco PLC	(187,273)
(18,630)	Rowan Cos., Plc (b)	(269,763)
(6,837)	Schlumberger Ltd.	(461,634)
(12,630)	Transocean Ltd. (b)	(162,548)
		(1,243,882)
	Food & Staples Retailing – (0.1)%
(6,836)	Kroger (The) Co.	(198,244)
	Food Products – (1.3)%
(3,375)	Bunge Ltd.	(233,314)
(8,335)	General Mills, Inc.	(383,910)
(5,075)	Ingredion, Inc.	(514,097)
(5,692)	Kellogg Co.	(404,303)
(8,343)	Kraft Heinz (The) Co.	(502,666)
		(2,038,290)
	Health Care Equipment & Supplies – (0.4)%
(17,675)	Boston Scientific Corp. (b)	(594,057)
	Health Care Providers & Services – (0.1)%
(7,504)	Patterson Cos., Inc.	(183,998)
	Health Care Technology – (0.3)%
(6,809)	Cerner Corp. (b)	(422,703)
Shares	Description	Value

	Hotels, Restaurants & Leisure – (1.0)%
(4,431)	Aramark	$(178,171)
(3,284)	Hyatt Hotels Corp., Class A	(256,907)
(5,550)	International Game Technology PLC	(140,304)
(2,774)	McDonald’s Corp.	(437,016)
(2,342)	Royal Caribbean Cruises Ltd.	(264,084)
(7,058)	Sonic Corp.	(248,089)
(2,991)	Starbucks Corp.	(156,698)
		(1,681,269)
	Household Durables – (0.9)%
(3,660)	Kimberly-Clark Corp.	(416,728)
(1,483)	Mohawk Industries, Inc. (b)	(279,338)
(11,190)	Newell Brands, Inc.	(293,066)
(2,376)	Spectrum Brands Holdings, Inc.	(207,591)
(3,360)	Tempur Sealy International, Inc. (b)	(164,203)
(1,338)	Whirlpool Corp.	(175,412)
		(1,536,338)
	Independent Power and Renewable Electricity Producers – (0.1)%
(9,487)	NRG Yield, Inc., Class C	(176,458)
	Insurance – (0.1)%
(192)	White Mountains Insurance Group Ltd.	(175,302)
	Internet Software & Services – (0.1)%
(5,149)	Twitter, Inc. (b)	(164,099)
	IT Services – (0.2)%
(4,267)	CSG Systems International, Inc.	(173,539)
(5,137)	Teradata Corp. (b)	(196,696)
		(370,235)
	Leisure Products – (0.6)%
(1,942)	Hasbro, Inc.	(193,443)
(49,207)	Mattel, Inc.	(780,915)
		(974,358)
	Machinery – (0.4)%
(2,174)	Caterpillar, Inc.	(312,621)
(6,716)	Pentair PLC	(299,870)
		(612,491)
	Media – (1.2)%
(17,016)	Interpublic Group of (The) Cos., Inc.	(383,711)
(5,891)	Liberty Media Corp-Liberty Formula One (b)	(207,658)
(7,891)	New York Times (The) Co.	(195,697)
(8,530)	Omnicom Group, Inc.	(587,120)

See Notes to Portfolio of Investments

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
July 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS SOLD SHORT (Continued)
	Media (Continued)
(13,866)	Twenty-First Century Fox, Inc., Class B	$(615,927)
		(1,990,113)
	Multiline Retail – (0.1)%
(3,967)	Big Lots, Inc.	(172,287)
	Oil, Gas & Consumable Fuels – (1.2)%
(7,922)	Apache Corp.	(364,412)
(1,133)	Concho Resources, Inc. (b)	(165,248)
(11,622)	Extraction Oil & Gas, Inc. (b)	(175,725)
(34,535)	Halcon Resources Corp. (b)	(135,032)
(14,564)	Marathon Oil Corp.	(307,592)
(12,672)	Newfield Exploration Co. (b)	(363,940)
(7,006)	Noble Energy, Inc.	(252,846)
(13,132)	QEP Resources, Inc. (b)	(136,441)
		(1,901,236)
	Pharmaceuticals – (0.5)%
(12,847)	Akorn, Inc. (b)	(237,926)
(8,131)	Intra-Cellular Therapies, Inc. (b)	(163,189)
(5,686)	Revance Therapeutics, Inc. (b)	(163,473)
(9,671)	Theravance Biopharma, Inc. (b)	(231,621)
		(796,209)
	Professional Services – (0.3)%
(17,490)	Nielsen Holdings PLC	(412,064)
	Real Estate Management & Development – (0.2)%
(2,655)	Howard Hughes (The) Corp. (b)	(359,885)
	Road & Rail – (0.2)%
(4,057)	Ryder System, Inc.	(317,663)
	Software – (0.1)%
(1,901)	Synopsys, Inc. (b)	(170,006)
	Specialty Retail – (1.6)%
(3,666)	AutoNation, Inc. (b)	(177,911)
(435)	AutoZone, Inc. (b)	(306,906)
(3,623)	CarMax, Inc. (b)	(270,566)
(3,886)	Foot Locker, Inc.	(189,676)
(7,338)	Gap (The), Inc.	(221,387)
(895)	Home Depot (The), Inc.	(176,780)
(8,477)	Lowe’s Cos., Inc.	(842,105)
(8,218)	Sonic Automotive, Inc.	(167,236)
(1,661)	Tiffany & Co.	(228,487)
		(2,581,054)
	Technology Hardware, Storage & Peripherals – (0.5)%
(10,046)	Hewlett Packard Enterprise Co.	(155,110)
(5,535)	NCR Corp. (b)	(154,537)
Shares	Description	Value

	Technology Hardware, Storage & Peripherals (Continued)
(22,464)	Xerox Corp.	$(583,390)
		(893,037)
	Textiles, Apparel & Luxury Goods – (0.8)%
(1,571)	Carter’s, Inc.	(164,688)
(28,675)	Hanesbrands, Inc.	(638,305)
(10,940)	Under Armour, Inc., Class A (b)	(218,472)
(17,067)	Under Armour, Inc., Class C (b)	(319,836)
		(1,341,301)
	Thrifts & Mortgage Finance – (0.6)%
(10,543)	HomeStreet, Inc. (b)	(312,073)
(36,427)	Oritani Financial Corp.	(582,832)
		(894,905)
	Tobacco – (0.1)%
(2,114)	Philip Morris International, Inc.	(182,438)
	Wireless Telecommunication Services – (0.1)%
(6,332)	Telephone & Data Systems, Inc.	(159,883)
	Total Common Stocks Sold Short	(37,512,003)
	(Proceeds $37,020,764)
EXCHANGE-TRADED FUNDS SOLD SHORT – (6.1)%
	Capital Markets – (6.1)%
(35,054)	SPDR S&P 500 ETF Trust	(9,861,742)
	(Proceeds $9,272,227)
REAL ESTATE INVESTMENT TRUSTS SOLD SHORT – (4.2)%
	Equity Real Estate Investment Trusts – (4.2)%
(14,318)	Acadia Realty Trust	(387,731)
(3,395)	Agree Realty Corp.	(180,750)
(12,363)	Armada Hoffler Properties, Inc.	(186,681)
(9,711)	Columbia Property Trust, Inc.	(225,101)
(5,189)	CorePoint Lodging, Inc.	(131,074)
(4,023)	Crown Castle International Corp.	(445,869)
(3,168)	CyrusOne, Inc.	(196,163)
(2,175)	Digital Realty Trust, Inc.	(264,088)
(4,015)	EPR Properties	(266,957)
(1,198)	Equinix, Inc.	(526,257)
(1,463)	Federal Realty Investment Trust	(183,607)
(5,387)	First Industrial Realty Trust, Inc.	(175,347)
(29,889)	Franklin Street Properties Corp.	(263,322)
(15,812)	Front Yard Residential Corp.	(152,744)
(8,441)	Getty Realty Corp.	(241,835)
(4,534)	Highwoods Properties, Inc.	(222,665)
(5,768)	Iron Mountain, Inc.	(202,514)
(4,595)	Kilroy Realty Corp.	(335,205)
(6,652)	Liberty Property Trust	(285,105)

See Notes to Portfolio of Investments

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
July 31, 2018 (Unaudited)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS SOLD SHORT (Continued)
	Equity Real Estate Investment Trusts (Continued)
(4,350)	LTC Properties, Inc.	$(183,440)
(16,368)	Mack-Cali Realty Corp.	(318,685)
(9,223)	Piedmont Office Realty Trust, Inc.	(182,431)
(17,876)	Preferred Apartment Communities, Inc.	(302,462)
(4,962)	QTS Realty Trust, Inc., Class A	(212,125)
(5,132)	Realty Income Corp.	(286,212)
(8,973)	STORE Capital Corp.	(246,309)
(6,676)	Washington Real Estate Investment Trust	(203,551)
	Total Real Estate Investment Trusts Sold Short	(6,808,230)
	(Proceeds $6,274,622)
	Total Investments Sold Short – (33.3)%	(54,181,975)
	(Proceeds $52,567,613)
	Net Other Assets and Liabilities – 33.5%	54,522,961
	Net Assets – 100.0%	$162,741,483

(a)	This security or a portion of this security is segregated as collateral for investments sold short.
(b)	Non-income producing security.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of July 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $12,128,041 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $6,284,767. The net unrealized appreciation was $5,843,274. The amounts presented are inclusive of investments sold short.

ADR	American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):
ASSETS TABLE
	Total Value at 7/31/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 153,718,887	$ 153,718,887	$ —	$ —
Real Estate Investment Trusts*	8,194,038	8,194,038	—	—
Master Limited Partnerships*	487,572	487,572	—	—
Total Investments	$ 162,400,497	$ 162,400,497	$—	$—

LIABILITIES TABLE
	Total Value at 7/31/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks Sold Short*	$ (37,512,003)	$ (37,512,003)	$ —	$ —
Exchange-Traded Funds Sold Short*	(9,861,742)	(9,861,742)	—	—
Real Estate Investment Trusts Sold Short*	(6,808,230)	(6,808,230)	—	—
Total	$ (54,181,975)	$ (54,181,975)	$—	$—

*	See Portfolio of Investments for industry breakout.
All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at July 31, 2018.

See Notes to Portfolio of Investments

Notes to Portfolio of Investments
First Trust Long/Short Equity ETF (FTLS)
July 31, 2018 (Unaudited)
1. Organization
First Trust Exchange-Traded Fund III (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on January 9, 2008, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust consists of thirteen funds that are currently offering shares. This report covers the First Trust Long/Short Equity ETF (the “Fund”), a diversified series of the Trust, which trades under the ticker FTLS on the NYSE Arca, Inc.
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”
2. Valuation and Investment Practices
A. Portfolio Valuation
The Fund’s net asset value (“NAV”) is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund’s NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Common stocks, master limited partnerships, real estate investment trusts, and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.
Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
1)	the type of security;
2)	the size of the holding;
3)	the initial cost of the security;
4)	transactions in comparable securities;
5)	price quotes from dealers and/or third-party pricing services;
6)	relationships among various securities;
7)	information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
8)	an analysis of the issuer’s financial statements; and
9)	the existence of merger proposals or tender offers that might affect the value of the security.

Notes to Portfolio of Investments (Continued)
First Trust Long/Short Equity ETF (FTLS)
July 31, 2018 (Unaudited)
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of July 31, 2018, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
C. Short Sales
Short sales are utilized for investment and risk management purposes and are transactions in which securities or other instruments (such as options, forwards, futures or other derivative contracts) are sold by the Fund, but are not currently owned in the Fund’s portfolio. When the Fund engages in a short sale, the Fund must borrow the security sold short and deliver the security to the counterparty. Short selling allows the Fund to profit from a decline in a market price to the extent such decline exceeds the transaction costs and the costs of borrowing the securities. The Fund will pay a fee or premium to borrow the securities sold short and is obligated to repay the lenders of the securities. Any dividends or interest that accrues on the securities during the period of the loan are due to the lenders. A gain, limited to the price at which the security was sold short, or a loss, unlimited in size, will be recognized upon the termination of the short sale; which is affected by the Fund purchasing the security sold short and delivering the security to the lender. Any such gain or loss may be offset, completely or in part, by the change in the value of the long portion of the Fund’s portfolio. The Fund is subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to the Fund. The Fund has established an account with Pershing, LLC for the purpose of borrowing securities that the Fund intends to sell short. The Fund pays interest for borrowing such securities.

First Trust Emerging Markets Local Currency Bond ETF (FEMB)
Portfolio of Investments
July 31, 2018 (Unaudited)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN SOVEREIGN BONDS AND NOTES – 88.2%
	Brazil – 13.4%
5,100,000	Brazil Notas do Tesouro Nacional, Series F (BRL)	10.00%	01/01/21	$1,390,145
11,350,000	Brazil Notas do Tesouro Nacional, Series F (BRL)	10.00%	01/01/25	2,926,225
11,350,000	Brazil Notas do Tesouro Nacional, Series F (BRL)	10.00%	01/01/27	2,868,467
				7,184,837
	Chile – 4.8%
120,000,000	Bonos del Banco Central de Chile en Pesos (CLP)	6.00%	02/01/21	198,521
1,451,000,000	Chile Government International Bond (CLP)	5.50%	08/05/20	2,359,933
				2,558,454
	Colombia – 10.5%
6,851,000,000	Colombian TES (COP)	7.00%	05/04/22	2,476,746
5,680,000,000	Colombian TES (COP)	7.50%	08/26/26	2,069,810
3,050,000,000	Colombian TES (COP)	7.75%	09/18/30	1,121,712
				5,668,268
	Czech Republic – 3.5%
13,550,000	Czech Republic Government Bond (CZK)	1.50%	10/29/19	623,199
26,480,000	Czech Republic Government Bond (CZK)	2.40%	09/17/25	1,249,315
				1,872,514
	Hungary – 4.8%
45,000,000	Hungary Government Bond (HUF)	6.50%	06/24/19	172,890
280,970,000	Hungary Government Bond (HUF)	5.50%	06/24/25	1,205,681
338,000,000	Hungary Government Bond (HUF)	3.00%	10/27/27	1,213,961
				2,592,532
	Indonesia – 6.8%
16,826,000,000	Indonesia Treasury Bond (IDR)	8.38%	03/15/24	1,198,834
17,626,000,000	Indonesia Treasury Bond (IDR)	8.38%	09/15/26	1,264,884
17,310,000,000	Indonesia Treasury Bond (IDR)	8.38%	03/15/34	1,205,873
				3,669,591
	Israel – 4.1%
6,120,000	Israel Government Bond - Fixed (ILS)	6.25%	10/30/26	2,218,629
	Malaysia – 5.0%
5,520,000	Malaysia Government Bond (MYR)	4.16%	07/15/21	1,378,262
1,000,000	Malaysia Government Bond (MYR)	4.05%	09/30/21	248,873
4,180,000	Malaysia Government Bond (MYR)	4.18%	07/15/24	1,040,761
				2,667,896
	Mexico – 3.6%
24,210,000	Mexican Bonos (MXN)	10.00%	12/05/24	1,446,566
9,290,000	Mexican Bonos (MXN)	7.75%	05/29/31	496,622
				1,943,188
	Peru – 4.8%
4,300,000	Peru Government Bond (PEN)	8.20%	08/12/26	1,576,984
2,900,000	Peru Government Bond (PEN)	6.95%	08/12/31	983,793
				2,560,777
	Philippines – 2.3%
56,000,000	Philippine Government International Bond (PHP)	4.95%	01/15/21	1,055,806
See Notes to Portfolio of Investments

First Trust Emerging Markets Local Currency Bond ETF (FEMB)
Portfolio of Investments (Continued)
July 31, 2018 (Unaudited)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN SOVEREIGN BONDS AND NOTES (Continued)
	Philippines (Continued)
10,000,000	Philippine Government International Bond (PHP)	3.90%	11/26/22	$179,456
				1,235,262
	Poland – 4.7%
600,000	Republic of Poland Government Bond (PLN)	5.50%	10/25/19	172,578
3,615,000	Republic of Poland Government Bond (PLN)	4.00%	10/25/23	1,060,503
3,755,000	Republic of Poland Government Bond (PLN)	5.75%	04/25/29	1,274,226
				2,507,307
	Romania – 4.7%
6,410,000	Romania Government Bond (RON)	5.85%	04/26/23	1,704,802
3,090,000	Romania Government Bond (RON)	5.80%	07/26/27	832,922
				2,537,724
	South Africa – 8.2%
31,755,000	Republic of South Africa Government Bond (ZAR)	10.50%	12/21/26	2,679,792
30,810,000	Republic of South Africa Government Bond (ZAR)	6.25%	03/31/36	1,735,690
				4,415,482
	Thailand – 3.6%
32,150,000	Thailand Government Bond (THB)	3.63%	06/16/23	1,031,680
27,500,000	Thailand Government Bond (THB)	3.65%	06/20/31	888,942
				1,920,622
	Turkey – 3.4%
4,950,000	Turkey Government Bond (TRY)	10.50%	01/15/20	892,668
7,580,000	Turkey Government Bond (TRY)	8.00%	03/12/25	957,215
				1,849,883
	Total Foreign Sovereign Bonds and Notes			47,402,966
	(Cost $50,579,848)
FOREIGN CORPORATE BONDS AND NOTES – 6.0%
	Supranationals – 6.0%
4,730,000	European Investment Bank (ZAR)	6.00%	10/21/19	352,710
37,800,000	International Finance Corp. (INR)	7.80%	06/03/19	556,091
167,000,000	International Finance Corp. (INR)	6.30%	11/25/24	2,305,476
	Total Foreign Corporate Bonds and Notes			3,214,277
	(Cost $3,524,618)
Total Investments – 94.2%	50,617,243
(Cost $54,104,466) (a)
Net Other Assets and Liabilities – 5.8%	3,141,682
Net Assets – 100.0%	$53,758,925

See Notes to Portfolio of Investments

First Trust Emerging Markets Local Currency Bond ETF (FEMB)
Portfolio of Investments (Continued)
July 31, 2018 (Unaudited)
Forward Foreign Currency Contracts
Settlement Date	Counterparty	Amount Purchased		Amount Sold		Purchase Value as of 7/31/2018	Sale Value as of 7/31/2018	Unrealized Appreciation/ (Depreciation)
08/24/18	SG	KRW	1,400,000,000	USD	1,235,047	$ 1,252,099	$ 1,235,047	$ 17,052
08/24/18	BBH	MXN	34,800,000	USD	1,847,741	1,859,862	1,847,741	12,121
08/24/18	BNS	RUB	137,000,000	USD	2,151,855	2,186,909	2,151,855	35,054
08/24/18	BNS	USD	2,307,988	BRL	9,000,000	2,307,988	2,391,294	(83,306)
08/24/18	BNS	USD	1,089,777	COP	3,150,000,000	1,089,777	1,088,745	1,032
08/24/18	BBH	USD	389,857	CZK	8,700,000	389,857	398,154	(8,297)
08/24/18	SG	USD	1,886,532	IDR	27,500,000,000	1,886,532	1,902,161	(15,629)
08/24/18	BBH	USD	2,224,664	ILS	8,100,000	2,224,664	2,209,103	15,561
08/24/18	SG	USD	534,321	INR	37,000,000	534,321	537,974	(3,653)
08/24/18	BBH	USD	1,653,851	PLN	6,150,000	1,653,851	1,683,314	(29,463)
08/24/18	BBH	USD	876,966	RON	3,600,000	895,164	909,539	(14,375)
08/24/18	BBH	USD	532,561	ZAR	7,200,000	532,561	545,100	(12,539)
Net Unrealized Appreciation (Depreciation)								$(86,442)

Counterparty Abbreviations
BBH	Brown Brothers Harriman and Co.
BNS	Bank of Nova Scotia
SG	Societe Generale

(a)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of July 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $406,804 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $3,980,469. The net unrealized depreciation was $3,573,665. The amounts presented are inclusive of derivative contracts.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):
ASSETS TABLE
	Total Value at 7/31/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Foreign Sovereign Bonds and Notes*	$ 47,402,966	$ —	$ 47,402,966	$ —
Foreign Corporate Bonds and Notes*	3,214,277	—	3,214,277	—
Total Investments	50,617,243	—	50,617,243	—
Forward Foreign Currency Contracts	80,820	—	80,820	—
Total	$ 50,698,063	$—	$ 50,698,063	$—
LIABILITIES TABLE
	Total Value at 7/31/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Forward Foreign Currency Contracts	$ (167,262)	$ —	$ (167,262)	$ —

*	See Portfolio of Investments for country breakout.
All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at July 31, 2018.
See Notes to Portfolio of Investments

First Trust Emerging Markets Local Currency Bond ETF (FEMB)
Portfolio of Investments (Continued)
July 31, 2018 (Unaudited)
Credit Quality†	% of Total Investments (including cash)
AAA	6.3%
AA	3.7
AA-	5.0
A+	4.3
A	10.1
A-	12.5
BBB	20.6
BBB-	18.6
BB+	3.6
BB	14.0
Cash	1.3
Total	100.0%

†	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including Standard & Poor’s Ratings Group, a division of the McGraw-Hill Companies, Inc., Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest ratings are used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Currency Exposure Diversification	% of Total Investments††
USD	13.5%
BRL	9.3
COP	8.9
ZAR	8.2
MXN	7.4
MYR	5.2
HUF	5.1
PEN	5.0
CLP	5.0
INR	4.5
RUB	4.3
THB	3.8
TRY	3.7
IDR	3.5
RON	3.3
CZK	2.9
KRW	2.4
PHP	2.4
PLN	1.6
ILS	0.0†††
Total	100.0%

††	The weightings include the impact of currency forwards.
†††	Amount is less than 0.1%.

Currency Abbreviations
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Republic Koruna
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

See Notes to Portfolio of Investments

Notes to Portfolio of Investments
First Trust Emerging Markets Local Currency Bond ETF (FEMB)
July 31, 2018 (Unaudited)
1. Organization
First Trust Exchange-Traded Fund III (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on January 9, 2008, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust consists of thirteen funds that are currently offering shares. This report covers the First Trust Emerging Markets Local Currency Bond ETF (the “Fund”), a non-diversified series of the Trust, which trades under the ticker FEMB on The Nasdaq Stock Market, LLC (“Nasdaq”).
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”
2. Valuation and Investment Practices
A. Portfolio Valuation
The Fund’s net asset value (“NAV”) is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund’s NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Bonds, notes and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust’s Board of Trustees, which may use the following valuation inputs when available:
1)	benchmark yields;
2)	reported trades;
3)	broker/dealer quotes;
4)	issuer spreads;
5)	benchmark securities;
6)	bids and offers; and
7)	reference data including market research publications.
Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
1)	the credit conditions in the relevant market and changes thereto;
2)	the liquidity conditions in the relevant market and changes thereto;
3)	the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
4)	issuer-specific conditions (such as significant credit deterioration); and
5)	any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.
Forward foreign currency contracts are fair valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety, and one-hundred eighty day forward rates provided by a third-party pricing service.

Notes to Portfolio of Investments (Continued)
First Trust Emerging Markets Local Currency Bond ETF (FEMB)
July 31, 2018 (Unaudited)
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
1)	the fundamental business data relating to the issuer, or economic data relating to the country of issue;
2)	an evaluation of the forces which influence the market in which these securities are purchased and sold;
3)	the type, size and cost of the security;
4)	the financial statements of the issuer, or the financial condition of the country of issue;
5)	the credit quality and cash flow of the issuer, or country of issue, based on the Advisor’s or external analysis;
6)	the information as to any transactions in or offers for the security;
7)	the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;
8)	the coupon payments;
9)	the quality, value and salability of collateral, if any, securing the security;
10)	the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer’s management (for corporate debt only);
11)	the economic, political and social prospects/developments of the country of issue and the assessment of the country’s governmental leaders/officials (for sovereign debt only);
12)	the prospects for the issuer’s industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only); and
13)	other relevant factors.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of July 31, 2018, is included with the Fund’s Portfolio of Investments.

Notes to Portfolio of Investments (Continued)
First Trust Emerging Markets Local Currency Bond ETF (FEMB)
July 31, 2018 (Unaudited)
B. Securities Transactions
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
C. Forward Foreign Currency Contracts
The Fund is subject to foreign currency risk in the normal course of pursuing its investment objective. Forward foreign currency contracts are agreements between two parties (“Counterparties”) to exchange one currency for another at a future date and at a specified price. The Fund uses forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Fund’s foreign currency exposure. These contracts are valued daily, and the Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included on the Forward Foreign Currency Contracts table in the Portfolio of Investments. Risks arise from the possible inability of Counterparties to meet the terms of their contracts and from movement in currency, securities values and interest rates. Due to the risks, the Fund could incur losses in excess of the net unrealized value shown on the Forward Foreign Currency Contracts table in the Portfolio of Investments. In the event of default by the Counterparty, the Fund will provide notice to the Counterparty of the Fund’s intent to convert the currency held by the Fund into the currency that the Counterparty agreed to exchange with the Fund. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances.
D. Foreign Currency
The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions.
3. Derivative Transactions
For the fiscal year-to-date period (November 1, 2017 through July 31, 2018), the notional values of forward foreign currency contracts opened and closed were $289,275,330 and $291,205,279, respectively.

First Trust RiverFront Dynamic Asia Pacific ETF (RFAP)
Portfolio of Investments
July 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 99.5%
	Australia – 14.8%
201,269	AMP Ltd.	$508,412
44,713	Australia & New Zealand Banking Group Ltd.	973,332
40,196	Bank of Queensland Ltd.	331,785
16,865	BHP Billiton Ltd.	436,791
13,441	Commonwealth Bank of Australia	746,852
1,936	CSL Ltd.	282,794
9,105	Flight Centre Travel Group Ltd.	460,058
34,804	Iluka Resources Ltd.	296,070
191,682	Lynas Corp Ltd. (b)	323,271
7,509	Macquarie Group Ltd.	685,190
44,198	National Australia Bank Ltd.	930,269
12,745	Perpetual Ltd.	413,033
73,010	Platinum Asset Management Ltd.	298,335
59,092	Qantas Airways Ltd.	295,024
90,090	Santos Ltd. (b)	427,028
19,730	Westpac Banking Corp.	431,837
149,950	Whitehaven Coal Ltd.	604,931
		8,445,012
	Bermuda – 1.1%
6,700	Jardine Matheson Holdings Ltd.	452,250
4,300	Jardine Strategic Holdings Ltd.	171,484
		623,734
	Canada – 3.9%
149,996	Baytex Energy Corp. (b)	465,837
3,370	Canadian National Railway Co.	300,822
1,539	Canadian Pacific Railway Ltd.	305,209
16,952	CI Financial Corp.	296,206
21,581	First Quantum Minerals Ltd.	336,609
1,726	Shopify, Inc., Class A (b)	240,447
11,731	Teck Resources Ltd., Class B	305,979
		2,251,109
	Cayman Islands – 4.3%
28,353	AAC Technologies Holdings, Inc.	361,228
34,839	ASM Pacific Technology Ltd.	419,228
56,667	CK Hutchison Holdings Ltd.	615,832
5,928	Tencent Holdings Ltd.	268,265
194,919	Tingyi Cayman Islands Holding Corp.	450,479
112,240	Wynn Macau Ltd.	330,326
		2,445,358
	Hong Kong – 3.6%
118,924	Hang Lung Group Ltd.	351,512
1,015,844	PCCW Ltd.	592,755
32,225	Swire Pacific Ltd., Class A	349,386
131,867	Wharf Holdings (The) Ltd.	435,970
50,476	Wheelock & Co., Ltd.	357,555
		2,087,178
Shares	Description	Value

	Japan – 67.8%
80,800	Acom Co., Ltd.	$321,567
21,500	Aeon Co., Ltd.	435,807
8,400	Aisin Seiki Co., Ltd.	389,894
11,900	Alfresa Holdings Corp.	284,476
8,900	Aoyama Trading Co., Ltd.	294,106
8,980	Aozora Bank Ltd.	335,299
15,800	Asahi Group Holdings Ltd.	766,155
46,800	Astellas Pharma, Inc.	760,712
17,200	Brother Industries Ltd.	349,645
4,000	Central Japan Railway Co.	831,552
8,500	Coca-Cola Bottlers Japan Holdings, Inc.	305,974
20,800	Credit Saison Co., Ltd.	323,492
5,900	CyberAgent, Inc.	309,735
27,800	Dai-ichi Life Holdings, Inc.	522,610
13,000	Daiichi Sankyo Co., Ltd.	537,370
2,600	Disco Corp.	441,104
21,000	DMG Mori Co., Ltd.	319,465
7,200	Don Quijote Holdings Co., Ltd	336,127
4,400	FamilyMart UNY Holdings Co., Ltd.	409,247
8,000	FUJIFILM Holdings Corp.	329,187
17,900	Haseko Corp.	236,767
4,600	Hisamitsu Pharmaceutical Co., Inc.	335,697
19,400	Honda Motor Co., Ltd.	582,095
8,500	House Foods Group, Inc.	268,345
29,700	Ishihara Sangyo Kaisha Ltd. (b)	364,958
9,200	Japan Airlines Co., Ltd.	339,235
12,100	Japan Petroleum Exploration Co., Ltd.	287,418
27,200	Japan Post Holdings Co., Ltd.	299,695
66,100	JXTG Holdings, Inc.	484,452
47,000	Kajima Corp.	366,114
13,900	Kakaku.com, Inc.	292,383
37,000	KDDI Corp.	1,030,103
1,900	Keyence Corp.	1,001,020
7,500	Kikkoman Corp.	354,827
3,700	Kobayashi Pharmaceutical Co., Ltd.	308,071
47,200	Kobe Steel Ltd.	463,072
2,000	Kose Corp.	382,596
53,100	Leopalace21 Corp.	291,583
9,714	M3, Inc.	368,787
7,700	Matsumotokiyoshi Holdings Co., Ltd.	333,301
53,600	Mazda Motor Corp.	666,315
16,300	Medipal Holdings Corp.	330,475
47,300	Mitsubishi Chemical Holdings Corp.	412,318
11,100	Mitsubishi Heavy Industries Ltd.	415,648
27,100	Mitsubishi UFJ Financial Group, Inc.	167,086
29,300	Mitsubishi UFJ Lease & Finance Co., Ltd.	177,139

See Notes to Portfolio of Investments

First Trust RiverFront Dynamic Asia Pacific ETF (RFAP)
Portfolio of Investments (Continued)
July 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Japan (Continued)
13,300	Mitsui OSK Lines Ltd.	$343,755
351,200	Mizuho Financial Group, Inc.	611,220
3,500	Murata Manufacturing Co., Ltd.	610,383
19,900	NET One Systems Co., Ltd.	433,007
22,600	Nexon Co., Ltd. (b)	324,402
37,800	NHK Spring Co., Ltd.	376,935
2,400	Nintendo Co., Ltd.	789,018
24,500	Nippon Paper Industries Co., Ltd.	400,756
52,900	Nippon Sheet Glass Co., Ltd.	552,111
16,600	Nippon Telegraph & Telephone Corp.	767,239
16,800	Nippon Yusen KK	322,883
57,800	Nissan Motor Co., Ltd.	545,615
29,300	Nisshin Steel Co., Ltd.	411,141
84,100	NTN Corp.	367,794
30,300	NTT DOCOMO, Inc.	778,535
56,000	Oji Holdings Corp.	331,548
43,800	Onward Holdings Co., Ltd.	297,314
31,600	ORIX Corp.	511,524
8,600	Pola Orbis Holdings, Inc.	333,032
22,400	Recruit Holdings Co., Ltd.	612,011
7,800	Sankyo Co., Ltd.	306,936
9,100	Shiseido Co., Ltd.	668,166
4,500	SoftBank Group Corp.	372,669
20,400	Sony Corp.	1,063,285
69,000	Sumitomo Chemical Co., Ltd.	395,555
22,100	Sumitomo Forestry Co., Ltd.	359,917
7,500	Sumitomo Mitsui Financial Group, Inc.	298,149
7,500	Suzuken Co., Ltd.	327,662
8,600	Suzuki Motor Corp.	503,856
10,500	Taiheiyo Cement Corp.	330,076
17,800	Teijin Ltd.	331,118
15,600	Tokai Rika Co., Ltd.	322,561
9,200	Tokuyama Corp.	289,621
4,100	Tokyo Electron Ltd.	702,370
8,800	Tokyo Seimitsu Co., Ltd.	297,885
49,500	Tokyu Fudosan Holdings Corp.	335,563
21,500	Tosoh Corp.	349,953
15,300	Toyota Boshoku Corp.	282,560
29,000	Toyota Motor Corp.	1,894,603
1,800	Tsuruha Holdings, Inc.	221,187
11,000	Ube Industries Ltd.	294,638
		38,831,577
	Singapore – 4.0%
1,393,600	Hutchison Port Holdings Trust	355,368
75,200	Keppel Corp., Ltd.	379,494
62,600	Singapore Airlines Ltd.	453,400
88,400	Singapore Exchange Ltd.	483,121
16,200	Venture Corp Ltd.	198,491
Shares	Description	Value

	Singapore (Continued)
392,000	Yanlord Land Group Ltd.	$437,683
		2,307,557
	Total Investments – 99.5%	56,991,525
	(Cost $57,931,115) (c)
	Net Other Assets and Liabilities – 0.5%	260,260
	Net Assets – 100.0%	$57,251,785

(a)	Portfolio securities are categorized based upon their country of incorporation. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Non-income producing security.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of July 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $2,125,587 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $3,065,177. The net unrealized depreciation was $939,590.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):
	Total Value at 7/31/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 56,991,525	$ 56,991,525	$ —	$ —

*	See Portfolio of Investments for country breakout.
All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at July 31, 2018.

See Notes to Portfolio of Investments

First Trust RiverFront Dynamic Asia Pacific ETF (RFAP)
Portfolio of Investments (Continued)
July 31, 2018 (Unaudited)
Currency Exposure Diversification	% of Total Investments
JPY	68.1%
AUD	14.8
HKD	8.0
CAD	4.0
SGD	3.4
USD	1.7
Total	100.0%

Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
HKD	Hong Kong Dollar
JPY	Japanese Yen
SGD	Singapore Dollar
USD	United States Dollar

Sector Allocation	% of Total Investments
Financials	16.9%
Consumer Discretionary	16.8
Industrials	13.7
Information Technology	12.4
Materials	10.6
Consumer Staples	9.2
Telecommunication Services	6.2
Health Care	5.7
Real Estate	4.5
Energy	4.0
Total	100.0%

See Notes to Portfolio of Investments

First Trust RiverFront Dynamic Developed International ETF (RFDI)
Portfolio of Investments
July 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 99.6%
	Australia – 5.6%
879,159	AMP Ltd.	$2,220,782
195,313	Australia & New Zealand Banking Group Ltd.	4,251,658
175,580	Bank of Queensland Ltd.	1,449,268
73,666	BHP Billiton Ltd.	1,907,893
58,709	Commonwealth Bank of Australia	3,262,179
8,458	CSL Ltd.	1,235,472
39,771	Flight Centre Travel Group Ltd.	2,009,550
152,025	Iluka Resources Ltd.	1,293,243
837,284	Lynas Corp Ltd. (b)	1,412,077
32,796	Macquarie Group Ltd.	2,992,606
193,061	National Australia Bank Ltd.	4,063,504
55,672	Perpetual Ltd.	1,804,189
318,916	Platinum Asset Management Ltd.	1,303,162
258,120	Qantas Airways Ltd.	1,288,696
393,520	Santos Ltd. (b)	1,865,293
86,184	Westpac Banking Corp.	1,886,336
654,995	Whitehaven Coal Ltd.	2,642,393
		36,888,301
	Belgium – 0.4%
42,738	Umicore S.A.	2,498,784
	Bermuda – 0.4%
29,200	Jardine Matheson Holdings Ltd.	1,971,000
18,900	Jardine Strategic Holdings Ltd.	753,732
		2,724,732
	Canada – 1.5%
655,171	Baytex Energy Corp. (b)	2,034,740
14,717	Canadian National Railway Co.	1,313,709
6,724	Canadian Pacific Railway Ltd.	1,333,480
74,044	CI Financial Corp.	1,293,785
94,266	First Quantum Minerals Ltd.	1,470,313
7,534	Shopify, Inc., Class A (b)	1,049,553
51,244	Teck Resources Ltd., Class B	1,336,594
		9,832,174
	Cayman Islands – 1.6%
124,666	AAC Technologies Holdings, Inc.	1,588,294
152,157	ASM Pacific Technology Ltd.	1,830,952
247,335	CK Hutchison Holdings Ltd.	2,687,927
26,056	Tencent Holdings Ltd.	1,179,135
853,306	Tingyi Cayman Islands Holding Corp.	1,972,082
490,808	Wynn Macau Ltd.	1,444,463
		10,702,853
	Denmark – 2.5%
39,867	H Lundbeck A.S.	2,885,917
39,515	Novo Nordisk A.S., Class B	1,972,789
51,823	Orsted A.S. (c)	3,195,964
6,856	Rockwool International A.S., Class B	2,745,606
Shares	Description	Value

	Denmark (Continued)
46,046	Topdanmark A.S.	$1,974,055
74,548	William Demant Holding A.S. (b)	3,563,302
		16,337,633
	Finland – 1.2%
97,492	Fortum OYJ	2,448,769
38,608	Neste OYJ	3,188,229
128,639	Stora Enso OYJ, Class R	2,126,243
		7,763,241
	France – 10.1%
52,572	Alstom S.A.	2,359,413
85,159	BNP Paribas S.A.	5,543,656
495,937	Bollore S.A.	2,309,257
204,613	Credit Agricole S.A.	2,874,759
1,123	Dassault Aviation S.A.	2,074,824
22,961	Dassault Systemes SE	3,431,359
203,513	Electricite de France S.A.	3,046,117
32,160	Faurecia S.A.	2,186,430
5,412	Hermes International	3,427,528
16,695	Ipsen S.A.	2,775,095
6,827	Kering S.A.	3,640,318
19,509	L’Oreal S.A.	4,779,292
25,172	LVMH Moet Hennessy Louis Vuitton SE	8,796,613
120,500	Peugeot S.A.	3,467,713
32,701	Renault S.A.	2,879,008
29,640	Safran S.A.	3,675,644
74,724	TOTAL S.A.	4,880,963
24,463	Ubisoft Entertainment S.A. (b)	2,701,533
15,257	Wendel S.A.	2,224,744
		67,074,266
	Germany – 9.8%
144,127	AIXTRON SE (b)	2,073,822
9,346	Allianz SE	2,067,063
28,273	BASF SE	2,716,294
19,765	Bayer AG	2,201,668
20,608	Bayerische Motoren Werke AG (Preference Shares)	1,706,136
22,714	Beiersdorf AG	2,645,437
37,542	Covestro AG (c)	3,604,169
110,907	Deutsche Lufthansa AG	3,112,538
292,810	E.ON SE	3,302,080
60,916	Evonik Industries AG	2,254,497
22,898	Fraport AG Frankfurt Airport Services Worldwide	2,286,116
29,414	Fresenius Medical Care AG & Co., KGaA	2,873,380
43,348	FUCHS PETROLUB SE (Preference Shares)	2,447,264
130,396	Infineon Technologies AG	3,455,164
146,379	METRO AG	1,807,537
17,244	Rheinmetall AG	2,082,969
101,341	RWE AG	2,659,210

See Notes to Portfolio of Investments

First Trust RiverFront Dynamic Developed International ETF (RFDI)
Portfolio of Investments (Continued)
July 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Germany (Continued)
43,827	Salzgitter AG	$2,167,837
15,870	SAP SE	1,852,975
13,579	Sartorius AG (Preference Shares)	2,207,126
164,911	Schaeffler AG (Preference Shares)	2,260,069
53,118	Siemens Healthineers AG (b) (c)	2,366,215
80,815	Uniper SE	2,522,232
11,941	Wacker Chemie AG	1,739,118
20,665	Wirecard AG	3,860,298
43,931	Zalando SE (b) (c)	2,520,247
		64,791,461
	Hong Kong – 1.4%
518,280	Hang Lung Group Ltd.	1,531,917
4,437,047	PCCW Ltd.	2,589,062
139,871	Swire Pacific Ltd., Class A	1,516,492
577,824	Wharf Holdings (The) Ltd.	1,910,363
222,000	Wheelock & Co., Ltd.	1,572,573
		9,120,407
	Italy – 2.7%
1,116,362	A2A S.p.A.	2,051,464
298,399	Banca Mediolanum S.p.A.	2,144,193
219,354	Eni S.p.A.	4,223,042
42,074	Luxottica Group S.p.A	2,848,636
194,075	Mediobanca Banca di Credito Finanziario S.p.A.	2,016,149
52,996	Moncler S.p.A.	2,337,541
269,635	Poste Italiane S.p.A. (c)	2,511,661
		18,132,686
	Japan – 25.6%
353,200	Acom Co., Ltd.	1,405,661
94,000	Aeon Co., Ltd.	1,905,388
36,800	Aisin Seiki Co., Ltd.	1,708,107
52,200	Alfresa Holdings Corp.	1,247,870
38,700	Aoyama Trading Co., Ltd.	1,278,867
39,160	Aozora Bank Ltd.	1,462,174
69,200	Asahi Group Holdings Ltd.	3,355,564
204,300	Astellas Pharma, Inc.	3,320,800
75,400	Brother Industries Ltd.	1,532,748
17,600	Central Japan Railway Co.	3,658,829
37,200	Coca-Cola Bottlers Japan Holdings, Inc.	1,339,087
90,900	Credit Saison Co., Ltd.	1,413,720
26,000	CyberAgent, Inc.	1,364,933
121,400	Dai-ichi Life Holdings, Inc.	2,282,188
56,700	Daiichi Sankyo Co., Ltd.	2,343,759
11,200	Disco Corp.	1,900,139
91,500	DMG Mori Co., Ltd.	1,391,955
31,600	Don Quijote Holdings Co., Ltd	1,475,222
19,000	FamilyMart UNY Holdings Co., Ltd.	1,767,205
34,900	FUJIFILM Holdings Corp.	1,436,077
78,300	Haseko Corp.	1,035,690
Shares	Description	Value

	Japan (Continued)
20,000	Hisamitsu Pharmaceutical Co., Inc.	$1,459,554
85,000	Honda Motor Co., Ltd.	2,550,418
36,900	House Foods Group, Inc.	1,164,933
129,800	Ishihara Sangyo Kaisha Ltd. (b)	1,595,002
40,500	Japan Airlines Co., Ltd.	1,493,373
53,000	Japan Petroleum Exploration Co., Ltd.	1,258,937
119,000	Japan Post Holdings Co., Ltd.	1,311,166
288,800	JXTG Holdings, Inc.	2,116,636
205,000	Kajima Corp.	1,596,879
60,700	Kakaku.com, Inc.	1,276,809
161,700	KDDI Corp.	4,501,830
8,100	Keyence Corp.	4,267,504
33,000	Kikkoman Corp.	1,561,240
16,100	Kobayashi Pharmaceutical Co., Ltd.	1,340,527
206,300	Kobe Steel Ltd.	2,023,978
8,800	Kose Corp.	1,683,424
232,300	Leopalace21 Corp.	1,275,609
42,525	M3, Inc.	1,614,440
33,800	Matsumotokiyoshi Holdings Co., Ltd.	1,463,060
234,600	Mazda Motor Corp.	2,916,371
71,200	Medipal Holdings Corp.	1,443,549
206,900	Mitsubishi Chemical Holdings Corp.	1,803,563
48,700	Mitsubishi Heavy Industries Ltd.	1,823,610
118,800	Mitsubishi UFJ Financial Group, Inc.	732,466
128,100	Mitsubishi UFJ Lease & Finance Co., Ltd.	774,454
58,300	Mitsui OSK Lines Ltd.	1,506,837
1,535,700	Mizuho Financial Group, Inc.	2,672,693
15,400	Murata Manufacturing Co., Ltd.	2,685,686
87,100	NET One Systems Co., Ltd.	1,895,222
98,600	Nexon Co., Ltd. (b)	1,415,311
165,300	NHK Spring Co., Ltd.	1,648,343
10,200	Nintendo Co., Ltd.	3,353,325
107,100	Nippon Paper Industries Co., Ltd.	1,751,875
231,100	Nippon Sheet Glass Co., Ltd.	2,411,963
72,300	Nippon Telegraph & Telephone Corp.	3,341,648
73,300	Nippon Yusen KK	1,408,771
252,900	Nissan Motor Co., Ltd.	2,387,300
128,300	Nisshin Steel Co., Ltd.	1,800,319
367,500	NTN Corp.	1,607,186
132,300	NTT DOCOMO, Inc.	3,399,346
246,000	Oji Holdings Corp.	1,456,441
191,700	Onward Holdings Co., Ltd.	1,301,259
138,300	ORIX Corp.	2,238,725
37,300	Pola Orbis Holdings, Inc.	1,444,431
97,800	Recruit Holdings Co., Ltd.	2,672,083

See Notes to Portfolio of Investments

First Trust RiverFront Dynamic Developed International ETF (RFDI)
Portfolio of Investments (Continued)
July 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Japan (Continued)
34,000	Sankyo Co., Ltd.	$1,337,924
39,900	Shiseido Co., Ltd.	2,929,652
19,500	SoftBank Group Corp.	1,614,900
89,100	Sony Corp.	4,644,053
298,000	Sumitomo Chemical Co., Ltd.	1,708,340
96,400	Sumitomo Forestry Co., Ltd.	1,569,954
33,000	Sumitomo Mitsui Financial Group, Inc.	1,311,854
32,900	Suzuken Co., Ltd.	1,437,343
37,600	Suzuki Motor Corp.	2,202,903
45,900	Taiheiyo Cement Corp.	1,442,906
77,700	Teijin Ltd.	1,445,387
68,200	Tokai Rika Co., Ltd.	1,410,172
40,400	Tokuyama Corp.	1,271,815
17,800	Tokyo Electron Ltd.	3,049,314
38,300	Tokyo Seimitsu Co., Ltd.	1,296,476
216,400	Tokyu Fudosan Holdings Corp.	1,466,987
94,100	Tosoh Corp.	1,531,655
67,100	Toyota Boshoku Corp.	1,239,203
127,100	Toyota Motor Corp.	8,303,586
8,100	Tsuruha Holdings, Inc.	995,341
47,900	Ube Industries Ltd.	1,283,017
		169,566,861
	Luxembourg – 0.5%
95,842	ArcelorMittal	3,083,684
	Netherlands – 4.0%
360,681	Aegon N.V.	2,379,583
8,161	ASML Holding N.V.	1,751,153
39,615	EXOR N.V.	2,607,103
250,699	Fiat Chrysler Automobiles N.V. (b)	4,279,475
154,276	Koninklijke Ahold Delhaize N.V.	3,924,659
36,548	Randstad N.V.	2,318,932
199,213	STMicroelectronics N.V.	4,334,030
32,744	Unilever N.V.	1,885,360
46,356	Wolters Kluwer N.V.	2,794,881
		26,275,176
	Norway – 3.1%
62,650	Aker BP ASA	2,239,736
309,648	Aker Solutions ASA	2,118,315
155,193	DNB ASA	3,130,821
1,026,505	DNO ASA (b)	2,174,039
158,382	Equinor ASA	4,205,837
117,249	Marine Harvest ASA	2,563,719
402,736	Petroleum Geo-Services ASA (b)	1,966,613
271,844	Storebrand ASA	2,315,622
		20,714,702
	Portugal – 0.3%
145,989	Jeronimo Martins SGPS S.A.	2,173,167
	Singapore – 1.5%
6,084,800	Hutchison Port Holdings Trust	1,551,624
Shares	Description	Value

	Singapore (Continued)
328,500	Keppel Corp., Ltd.	$1,657,762
273,300	Singapore Airlines Ltd.	1,979,460
386,100	Singapore Exchange Ltd.	2,110,100
70,700	Venture Corp Ltd.	866,255
1,712,000	Yanlord Land Group Ltd.	1,911,514
		10,076,715
	Spain – 1.3%
335,927	Banco Santander S.A.	1,893,178
274,918	Ence Energia y Celulosa S.A.	2,594,306
102,155	Endesa S.A.	2,362,819
226,868	International Consolidated Airlines Group S.A.	2,114,207
		8,964,510
	Sweden – 5.6%
73,868	Atlas Copco AB, Class B	1,935,969
110,631	Axfood AB	2,241,445
148,823	Elekta AB, Class B	2,089,424
70,368	Kinnevik AB, Class B	2,430,443
85,030	Lundin Petroleum AB	2,805,339
257,163	Sandvik AB	4,704,299
60,042	SKF AB, Class B	1,234,579
163,805	Svenska Handelsbanken AB, Class A	2,024,055
201,223	Swedbank AB, Class A	4,764,570
55,979	Swedish Match AB	3,060,941
402,482	Telefonaktiebolaget LM Ericsson, Class B	3,152,862
107,594	Volvo AB, Class A	1,891,747
255,593	Volvo AB, Class B	4,480,824
		36,816,497
	Switzerland – 7.3%
64,244	Coca-Cola HBC AG	2,305,403
56,203	Logitech International S.A.	2,475,963
11,380	Lonza Group AG	3,508,877
110,669	Nestle S.A.	9,019,834
69,815	Novartis AG	5,869,212
129,535	OC Oerlikon Corp. AG	2,015,992
3,755	Partners Group Holding AG	2,853,747
14,507	Roche Holding AG	3,561,002
1,094	SGS S.A.	2,857,228
20,389	Sika AG	2,901,389
3,143	Straumann Holding AG	2,444,185
15,465	Temenos Group AG	2,491,206
31,084	Vifor Pharma AG	5,892,508
		48,196,546
	United Kingdom – 13.2%
212,825	3i Group PLC	2,647,058
117,617	Ashtead Group PLC	3,613,993
48,453	Berkeley Group Holdings PLC	2,374,075
293,432	BP PLC	2,208,031
64,166	British American Tobacco PLC	3,538,128
31,474	Croda International PLC	2,123,396

See Notes to Portfolio of Investments

First Trust RiverFront Dynamic Developed International ETF (RFDI)
Portfolio of Investments (Continued)
July 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	United Kingdom (Continued)
163,603	Diageo PLC	$6,016,934
100,842	easyJet PLC	2,142,911
356,349	Evraz PLC	2,605,233
101,087	Hargreaves Lansdown PLC	2,754,473
355,329	Howden Joinery Group PLC	2,225,133
645,823	HSBC Holdings PLC	6,192,266
42,720	InterContinental Hotels Group PLC	2,639,315
39,478	Intertek Group PLC	3,046,831
1,052,192	Legal & General Group PLC	3,628,030
892,789	Man Group PLC	2,033,125
96,076	Mondi PLC	2,644,412
148,984	NEX Group PLC	1,975,044
44,318	Next PLC	3,452,947
46,266	NMC Health PLC	2,305,176
96,910	Pearson PLC	1,176,084
73,302	Persimmon PLC	2,387,995
265,165	Royal Dutch Shell PLC, Class A	9,101,306
225,978	Royal Dutch Shell PLC, Class B	7,923,867
266,945	Sage Group (The) PLC	2,179,355
145,771	Sky PLC	2,914,939
752,899	Taylor Wimpey PLC	1,728,887
		87,578,944
	Total Investments – 99.6%	659,313,340
	(Cost $640,874,785) (d)
	Net Other Assets and Liabilities – 0.4%	2,562,967
	Net Assets – 100.0%	$661,876,307

(a)	Portfolio securities are categorized based upon their country of incorporation. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Non-income producing security.
(c)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(d)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of July 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $41,060,048 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $22,621,493. The net unrealized appreciation was $18,438,555.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):
	Total Value at 7/31/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 659,313,340	$ 659,313,340	$ —	$ —

*	See Portfolio of Investments for country breakout.
All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at July 31, 2018.
Currency Exposure Diversification	% of Total Investments
EUR	30.1%
JPY	25.7
GBP	14.0
CHF	7.0
AUD	5.6
SEK	5.6
NOK	3.1
HKD	3.0
DKK	2.5
CAD	1.5
SGD	1.3
USD	0.6
Total	100.0%

Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

See Notes to Portfolio of Investments

First Trust RiverFront Dynamic Developed International ETF (RFDI)
Portfolio of Investments (Continued)
July 31, 2018 (Unaudited)
Sector Allocation	% of Total Investments
Financials	16.3%
Consumer Discretionary	15.0
Industrials	14.0
Consumer Staples	10.4
Information Technology	9.8
Materials	9.4
Health Care	9.2
Energy	8.6
Utilities	3.3
Telecommunication Services	2.3
Real Estate	1.7
Total	100.0%

See Notes to Portfolio of Investments

First Trust RiverFront Dynamic Europe ETF (RFEU)
Portfolio of Investments
July 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 99.6%
	Belgium – 0.6%
13,908	Umicore S.A.	$813,166
	Denmark – 4.0%
12,922	H Lundbeck A.S.	935,406
12,813	Novo Nordisk A.S., Class B	639,690
16,769	Orsted A.S. (b)	1,034,157
2,231	Rockwool International A.S., Class B	893,443
14,869	Topdanmark A.S.	637,455
24,188	William Demant Holding A.S. (c)	1,156,156
		5,296,307
	Finland – 1.9%
31,588	Fortum OYJ	793,416
12,519	Neste OYJ	1,033,812
41,697	Stora Enso OYJ, Class R	689,200
		2,516,428
	France – 16.3%
17,021	Alstom S.A.	763,897
27,524	BNP Paribas S.A.	1,791,750
160,403	Bollore S.A.	746,893
66,086	Credit Agricole S.A.	928,491
365	Dassault Aviation S.A.	674,364
7,451	Dassault Systemes SE	1,113,499
65,761	Electricite de France S.A.	984,290
10,424	Faurecia S.A.	708,686
1,752	Hermes International	1,109,577
5,406	Ipsen S.A.	898,602
2,206	Kering S.A.	1,176,291
6,322	L’Oreal S.A.	1,548,756
8,159	LVMH Moet Hennessy Louis Vuitton SE	2,851,246
38,991	Peugeot S.A.	1,122,072
10,564	Renault S.A.	930,058
9,626	Safran S.A.	1,193,716
24,128	TOTAL S.A.	1,576,038
7,921	Ubisoft Entertainment S.A. (c)	874,743
4,948	Wendel S.A.	721,507
		21,714,476
	Germany – 15.7%
46,727	AIXTRON SE (c)	672,348
3,015	Allianz SE	666,830
9,129	BASF SE	877,058
6,378	Bayer AG	710,460
6,657	Bayerische Motoren Werke AG (Preference Shares)	551,133
7,359	Beiersdorf AG	857,083
12,155	Covestro AG (b)	1,166,924
35,712	Deutsche Lufthansa AG	1,002,236
94,715	E.ON SE	1,068,121
19,686	Evonik Industries AG	728,577
7,409	Fraport AG Frankfurt Airport Services Worldwide	739,708
Shares	Description	Value

	Germany (Continued)
9,535	Fresenius Medical Care AG & Co., KGaA	$931,450
14,019	FUCHS PETROLUB SE (Preference Shares)	791,460
42,153	Infineon Technologies AG	1,116,948
47,227	METRO AG	583,175
5,585	Rheinmetall AG	674,634
32,790	RWE AG	860,417
14,193	Salzgitter AG	702,035
5,138	SAP SE	599,911
4,418	Sartorius AG (Preference Shares)	718,100
53,286	Schaeffler AG (Preference Shares)	730,273
17,234	Siemens Healthineers AG (b) (c)	767,712
26,115	Uniper SE	815,048
3,854	Wacker Chemie AG	561,306
6,726	Wirecard AG	1,256,441
14,234	Zalando SE (b) (c)	816,581
		20,965,969
	Italy – 4.4%
362,042	A2A S.p.A.	665,300
96,050	Banca Mediolanum S.p.A.	690,182
70,883	Eni S.p.A.	1,364,652
13,654	Luxottica Group S.p.A	924,449
62,691	Mediobanca Banca di Credito Finanziario S.p.A.	651,266
17,163	Moncler S.p.A.	757,024
87,163	Poste Italiane S.p.A. (b)	811,927
		5,864,800
	Luxembourg – 0.8%
31,025	ArcelorMittal	998,219
	Netherlands – 6.4%
115,976	Aegon N.V.	765,148
2,640	ASML Holding N.V.	566,480
12,775	EXOR N.V.	840,736
81,052	Fiat Chrysler Automobiles N.V. (c)	1,383,571
49,931	Koninklijke Ahold Delhaize N.V.	1,270,205
11,829	Randstad N.V.	750,537
64,465	STMicroelectronics N.V.	1,402,485
10,592	Unilever N.V.	609,875
15,056	Wolters Kluwer N.V.	907,752
		8,496,789
	Norway – 5.0%
20,238	Aker BP ASA	723,508
100,627	Aker Solutions ASA	688,394
50,088	DNB ASA	1,010,461
333,701	DNO ASA (c)	706,747
51,127	Equinor ASA	1,357,678
37,982	Marine Harvest ASA	830,499
131,388	Petroleum Geo-Services ASA (c)	641,585

See Notes to Portfolio of Investments

First Trust RiverFront Dynamic Europe ETF (RFEU)
Portfolio of Investments (Continued)
July 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Norway (Continued)
87,954	Storebrand ASA	$749,210
		6,708,082
	Portugal – 0.5%
47,413	Jeronimo Martins SGPS S.A.	705,782
	Spain – 2.2%
108,687	Banco Santander S.A.	612,525
88,927	Ence Energia y Celulosa S.A.	839,173
33,048	Endesa S.A.	764,392
73,533	International Consolidated Airlines Group S.A.	685,262
		2,901,352
	Sweden – 8.9%
23,921	Atlas Copco AB, Class B	626,934
35,590	Axfood AB	721,073
48,290	Elekta AB, Class B	677,975
22,769	Kinnevik AB, Class B	786,419
27,409	Lundin Petroleum AB	904,287
83,740	Sandvik AB	1,531,861
19,403	SKF AB, Class B	398,963
52,796	Svenska Handelsbanken AB, Class A	652,373
64,964	Swedbank AB, Class A	1,538,222
18,128	Swedish Match AB	991,242
130,377	Telefonaktiebolaget LM Ericsson, Class B	1,021,315
34,663	Volvo AB, Class A	609,454
82,286	Volvo AB, Class B	1,442,563
		11,902,681
	Switzerland – 11.7%
20,855	Coca-Cola HBC AG	748,384
18,207	Logitech International S.A.	802,090
3,697	Lonza Group AG	1,139,922
35,831	Nestle S.A.	2,920,327
22,540	Novartis AG	1,894,894
42,022	OC Oerlikon Corp. AG	654,001
1,216	Partners Group Holding AG	924,143
4,701	Roche Holding AG	1,153,944
354	SGS S.A.	924,551
6,625	Sika AG	942,749
1,020	Straumann Holding AG	793,213
5,022	Temenos Group AG	808,977
10,087	Vifor Pharma AG	1,912,165
		15,619,360
	United Kingdom – 21.2%
68,532	3i Group PLC	852,382
38,160	Ashtead Group PLC	1,172,535
15,571	Berkeley Group Holdings PLC	762,940
94,633	BP PLC	712,099
20,702	British American Tobacco PLC	1,141,513
10,184	Croda International PLC	687,064
53,019	Diageo PLC	1,949,914
Shares	Description	Value

	United Kingdom (Continued)
32,640	easyJet PLC	$693,606
115,768	Evraz PLC	846,369
32,681	Hargreaves Lansdown PLC	890,509
114,811	Howden Joinery Group PLC	718,967
208,694	HSBC Holdings PLC	2,000,995
13,789	InterContinental Hotels Group PLC	851,908
12,806	Intertek Group PLC	988,341
339,337	Legal & General Group PLC	1,170,057
288,095	Man Group PLC	656,071
31,091	Mondi PLC	855,754
48,095	NEX Group PLC	637,584
14,335	Next PLC	1,116,882
14,945	NMC Health PLC	744,626
31,399	Pearson PLC	381,053
23,621	Persimmon PLC	769,513
85,369	Royal Dutch Shell PLC, Class A	2,930,136
72,675	Royal Dutch Shell PLC, Class B	2,548,332
86,173	Sage Group (The) PLC	703,522
46,858	Sky PLC	937,005
241,920	Taylor Wimpey PLC	555,522
		28,275,199
	Total Investments – 99.6%	132,778,610
	(Cost $127,576,571) (d)
	Net Other Assets and Liabilities – 0.4%	479,453
	Net Assets – 100.0%	$133,258,063

(a)	Portfolio securities are categorized based upon their country of incorporation. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(c)	Non-income producing security.
(d)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of July 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $9,191,150 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $3,989,111. The net unrealized appreciation was $5,202,039.

See Notes to Portfolio of Investments

First Trust RiverFront Dynamic Europe ETF (RFEU)
Portfolio of Investments (Continued)
July 31, 2018 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):
	Total Value at 7/31/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 132,778,610	$ 132,778,610	$ —	$ —

*	See Portfolio of Investments for country breakout.
All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at July 31, 2018.
Currency Exposure Diversification	% of Total Investments
EUR	48.4%
GBP	22.4
CHF	11.2
SEK	9.0
NOK	5.0
DKK	4.0
Total	100.0%

Currency Abbreviations
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound Sterling
NOK	Norwegian Krone
SEK	Swedish Krona

Sector Allocation	% of Total Investments
Financials	15.8%
Industrials	14.2
Consumer Discretionary	13.9
Energy	11.4
Health Care	11.3
Consumer Staples	11.2
Materials	8.7
Information Technology	8.2
Utilities	5.3
Total	100.0%

See Notes to Portfolio of Investments

First Trust RiverFront Dynamic Emerging Markets ETF (RFEM)
Portfolio of Investments
July 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 98.3%
	Bermuda – 1.6%
295,642	Haier Electronics Group Co., Ltd.	$862,551
21,381,561	HengTen Networks Group Ltd. (b)	681,024
749,805	Hopson Development Holdings Ltd.	629,530
		2,173,105
	Brazil – 3.1%
60,346	BB Seguridade Participacoes S.A.	393,753
106,201	Bradespar S.A. (Preference Shares)	921,863
69,754	Estacio Participacoes S.A.	482,273
26,466	Magazine Luiza S.A.	932,617
326,210	Metalurgica Gerdau S.A. (Preference Shares)	668,360
146,517	Transmissora Alianca de Energia Eletrica S.A.	788,935
		4,187,801
	Cayman Islands – 20.9%
8,977	51job, Inc., ADR (b)	823,819
8,829	58.com, Inc., ADR (b)	593,839
27,153	Alibaba Group Holding Ltd., ADR (b)	5,083,856
16,763	Autohome, Inc., ADR	1,621,820
2,616	Baidu, Inc., ADR (b)	646,623
1,408,000	China First Capital Group Ltd. (b)	914,862
464,000	China Shineway Pharmaceutical Group Ltd.	584,061
127,786	Health and Happiness H&H International Holdings Ltd. (b)	949,150
708,000	Kingdee International Software Group Co., Ltd.	783,855
17,455	Noah Holdings Ltd. (b)	891,252
756,173	Sino Biopharmaceutical Ltd.	1,032,759
768,000	SSY Group Ltd.	733,847
63,620	Sunny Optical Technology Group Co., Ltd.	1,049,654
29,355	TAL Education Group, ADR (b)	939,066
176,446	Tencent Holdings Ltd.	7,984,867
10,257	Weibo Corp., ADR (b)	848,767
80,000	Wuxi Biologics Cayman, Inc. (b) (c)	813,347
9,505	YY, Inc., ADR (b)	886,151
288,355	Zhongsheng Group Holdings Ltd.	656,868
		27,838,463
	China – 11.5%
2,611,936	Agricultural Bank of China Ltd., Class H	1,264,530
4,283,497	Bank of China Ltd., Class H	2,008,303
Shares	Description	Value

	China (Continued)
3,065,017	China Construction Bank Corp., Class H	$2,776,421
2,313,270	China Huarong Asset Management Co., Ltd., Class H (c)	589,440
985,096	China National Building Material Co., Ltd., Class H	1,068,049
1,671,019	China Petroleum & Chemical Corp., Class H	1,611,611
2,898,000	Datang International Power Generation Co. Ltd., Class H	838,122
1,861,366	Huadian Power International Corp., Ltd., Class H	872,695
1,142,000	Huaneng Power International, Inc., Class H	856,967
3,242,062	Industrial & Commercial Bank of China Ltd., Class H	2,399,829
3,728,976	Metallurgical Corp. of China Ltd., Class H	1,092,698
		15,378,665
	Colombia – 1.1%
256,760	Almacenes Exito S.A.	1,442,582
	Czech Republic – 0.7%
264,977	Moneta Money Bank A.S. (c)	908,671
	Egypt – 2.7%
143,002	Eastern Tobacco	1,320,388
218,260	ElSewedy Electric Co.	2,287,638
		3,608,026
	Hong Kong – 5.5%
57,699	China Mobile Ltd.	520,457
1,779,000	China Overseas Grand Oceans Group Ltd.	618,759
4,825,083	China South City Holdings Ltd.	934,397
1,990,634	China Travel International Investment Hong Kong Ltd.	798,886
733,000	CNOOC Ltd.	1,225,239
445,463	CSPC Pharmaceutical Group Ltd.	1,163,452
1,854,829	Shenzhen Investment Ltd.	668,764
1,024,532	Sinotruk Hong Kong Ltd.	1,451,487
		7,381,441
	Hungary – 0.3%
306,219	Magyar Telekom Telecommunications PLC	442,084
	India – 8.7%
348,298	Ashok Leyland Ltd.	570,795
78,782	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	477,439
133,954	Hexaware Technologies Ltd.	909,547
56,923	Hindustan Unilever Ltd.	1,438,299
378,036	Indiabulls Real Estate Ltd. (b)	830,082

See Notes to Portfolio of Investments

First Trust RiverFront Dynamic Emerging Markets ETF (RFEM)
Portfolio of Investments (Continued)
July 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	India (Continued)
426,924	Oil & Natural Gas Corp., Ltd.	$1,032,666
572,266	Power Finance Corp., Ltd.	729,243
421,024	Rural Electrification Corp., Ltd.	720,979
178,787	Sterlite Technologies Ltd.	896,200
50,494	Tata Consultancy Services Ltd.	1,433,404
149,307	Tech Mahindra Ltd.	1,480,308
77,138	Titan Co., Ltd.	1,025,770
		11,544,732
	Indonesia – 1.6%
2,636,898	Bukit Asam Tbk PT	819,230
513,752	United Tractors Tbk PT	1,255,878
		2,075,108
	Israel – 1.1%
7,356	Nice, Ltd. (b)	801,864
11,223	Orbotech Ltd. (b)	720,966
		1,522,830
	Malaysia – 1.3%
563,800	Hartalega Holdings Bhd	852,981
1,438,400	Sime Darby Bhd	891,702
		1,744,683
	Philippines – 0.9%
480,570	San Miguel Corp.	1,259,681
	Poland – 0.8%
33,768	Bank Polska Kasa Opieki S.A.	1,033,450
	Russia – 6.4%
219,963,520	Federal Grid Co. Unified Energy System PJSC	599,960
562,298	Gazprom PJSC	1,294,189
205,785	Gazprom PJSC, ADR	922,534
12,500,553	Inter RAO UES PJSC	828,885
27,373	LUKOIL PJSC	1,950,434
446,759	Moscow Exchange MICEX-RTS PJSC	736,568
387,531	Sberbank of Russia PJSC	1,332,798
1,988,180	Surgutneftegas PJSC	922,585
		8,587,953
	South Africa – 2.0%
8,060	Naspers Ltd.	1,984,471
31,252	Nedbank Group Ltd.	647,611
		2,632,082
	South Korea – 15.1%
5,582	Celltrion, Inc. (d)	1,354,770
6,565	CJ Corp.	824,550
22,817	Hana Financial Group, Inc.	915,821
141,533	Hanwha General Insurance Co., Ltd.	840,101
40,961	HDC Holdings Co., Ltd.	973,998
10,092	Hotel Shilla Co., Ltd.	900,355
65,190	Industrial Bank of Korea	912,013
Shares	Description	Value

	South Korea (Continued)
27,080	KB Financial Group, Inc.	$1,297,535
15,078	LG Electronics, Inc.	1,008,210
154,866	Samsung Electronics Co., Ltd.	6,402,854
26,244	Samsung Electronics Co., Ltd. (Preference Shares)	897,361
3,116	Shinsegae, Inc.	924,786
27,145	SK Hynix, Inc.	2,094,143
179,423	Ssangyong Cement Industrial Co., Ltd.	843,664
		20,190,161
	Taiwan – 10.6%
409,525	Cathay Financial Holding Co., Ltd.	704,971
2,626,174	China Development Financial Holding Corp.	960,775
1,712,751	CTBC Financial Holding Co., Ltd.	1,160,893
414,957	Gigabyte Technology Co., Ltd.	832,245
84,593	Global Unichip Corp.	916,005
55,512	Globalwafers Co., Ltd.	937,470
143,731	Hiwin Technologies Corp.	1,403,788
543,929	Macronix International (b)	755,112
198,874	Pixart Imaging, Inc.	708,083
135,353	Sino-American Silicon Products, Inc.	464,234
549,317	Taiwan Semiconductor Manufacturing Co., Ltd.	4,414,058
1,201,459	Walsin Lihwa Corp.	816,305
		14,073,939
	Thailand – 1.4%
452,300	PTT Exploration & Production PCL	1,882,884
	Turkey – 1.0%
158,724	Aksa Akrilik Kimya Sanayii A.S.	377,032
258,136	Turk Hava Yollari AO (b)	905,612
		1,282,644
	Total Common Stocks	131,190,985
	(Cost $131,927,679)
REAL ESTATE INVESTMENT TRUSTS (a) – 1.1%
	South Africa – 1.1%
535,362	Fortress REIT Ltd.	630,603
214,979	Resilient REIT Ltd.	844,079
	Total Real Estate Investment Trusts	1,474,682
	(Cost $1,836,284)

See Notes to Portfolio of Investments

First Trust RiverFront Dynamic Emerging Markets ETF (RFEM)
Portfolio of Investments (Continued)
July 31, 2018 (Unaudited)
Shares	Description	Value
RIGHTS (a) – 0.0%
	Taiwan – 0.0%
4,781	Hiwin Technologies Corp., expiring 08/31/18 (b) (e)	$7,653
	(Cost $6,730)
	Total Investments – 99.4%	132,673,320
	(Cost $133,770,693) (f)
	Net Other Assets and Liabilities – 0.6%	788,902
	Net Assets – 100.0%	$133,462,222

(a)	Portfolio securities are categorized based upon their country of incorporation. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Non-income producing security.
(c)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(d)	Non-income producing security which makes payment-in-kind (“PIK”) distributions. There were no in-kind distributions received for the fiscal year-to-date period (November 1, 2017 through July 31, 2018).
(e)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. At July 31, 2018, securities noted as such are valued at $7,653 or 0.0% of net assets.
(f)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of July 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $7,252,607 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $8,349,980. The net unrealized depreciation was $1,097,373.

ADR	American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):
	Total Value at 7/31/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 131,190,985	$ 131,190,985	$ —	$ —
Real Estate Investment Trusts*	1,474,682	1,474,682	—	—
Rights*	7,653	—	7,653	—
Total Investments	$ 132,673,320	$ 132,665,667	$ 7,653	$—

*	See Portfolio of Investments for country breakout.
All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at July 31, 2018.

See Notes to Portfolio of Investments

First Trust RiverFront Dynamic Emerging Markets ETF (RFEM)
Portfolio of Investments (Continued)
July 31, 2018 (Unaudited)
Currency Exposure Diversification	% of Total Investments
HKD	30.5%
KRW	15.2
TWD	10.6
USD	10.5
INR	8.7
RUB	5.8
BRL	3.2
ZAR	3.1
EGP	2.7
IDR	1.6
THB	1.4
MYR	1.3
COP	1.1
TRY	1.0
PHP	0.9
PLN	0.8
CZK	0.7
ILS	0.6
HUF	0.3
Total	100.0%

Currency Abbreviations
BRL	Brazilian Real
COP	Colombian Peso
CZK	Czech Republic Koruna
EGP	Egyptian Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
KRW	South Korean Won
MYR	Malaysian Ringgit
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

Sector Allocation	% of Total Investments
Information Technology	33.3%
Financials	17.5
Industrials	10.0
Energy	9.8
Consumer Discretionary	9.4
Health Care	4.9
Real Estate	3.9
Consumer Staples	3.9
Utilities	3.6
Materials	3.0
Telecommunication Services	0.7
Total	100.0%
See Notes to Portfolio of Investments

Notes to Portfolio of Investments
First Trust Exchange-Traded Fund III
July 31, 2018 (Unaudited)
1. Organization
First Trust Exchange-Traded Fund III (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on January 9, 2008, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust consists of thirteen funds that are currently offering shares. This report covers the following funds (each a “Fund” and collectively, the “Funds”), each a non-diversified series of the Trust:
First Trust RiverFront Dynamic Asia Pacific ETF – (The Nasdaq Stock Market LLC (“Nasdaq”) ticker “RFAP”)
First Trust RiverFront Dynamic Developed International ETF – (Nasdaq ticker “RFDI”)
First Trust RiverFront Dynamic Europe ETF – (Nasdaq ticker “RFEU”)
First Trust RiverFront Dynamic Emerging Markets ETF – (Nasdaq ticker “RFEM”)
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”
2. Valuation and Investment Practices
A. Portfolio Valuation
Each Fund’s net asset value (“NAV”) is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Common stocks, real estate investment trusts, and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.
Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.
Forward foreign currency contracts are fair valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety, and one-hundred eighty day forward rates provided by a third-party pricing service.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

Notes to Portfolio of Investments (Continued)
First Trust Exchange-Traded Fund III
July 31, 2018 (Unaudited)
1)	the type of security;
2)	the size of the holding;
3)	the initial cost of the security;
4)	transactions in comparable securities;
5)	price quotes from dealers and/or third-party pricing services;
6)	relationships among various securities;
7)	information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
8)	an analysis of the issuer’s financial statements; and
9)	the existence of merger proposals or tender offers that might affect the value of the security.
If the securities in question are foreign securities, the following additional information may be considered:
1)	the value of similar foreign securities traded on other foreign markets;
2)	ADR trading of similar securities;
3)	closed-end fund trading of similar securities;
4)	foreign currency exchange activity;
5)	the trading prices of financial products that are tied to baskets of foreign securities;
6)	factors relating to the event that precipitated the pricing problem;
7)	whether the event is likely to recur; and
8)	whether the effects of the event are isolated or whether they affect entire markets, countries or regions.
Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund’s securities may change on the days when investors are not able to transact in the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of July 31, 2018, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
C. Forward Foreign Currency Contracts
The Funds are subject to foreign currency risk in the normal course of pursuing their investment objectives. Forward foreign currency contracts are agreements between two parties (“Counterparties”) to exchange one currency for another at a future date and at a

Notes to Portfolio of Investments (Continued)
First Trust Exchange-Traded Fund III
July 31, 2018 (Unaudited)
specified price. The Funds use forward foreign currency contracts to facilitate transactions in foreign securities and to manage each Fund’s foreign currency exposure. These contracts are valued daily, and each Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included on the Forward Foreign Currency Contracts table in the Portfolio of Investments. Risks arise from the possible inability of Counterparties to meet the terms of their contracts and from movement in currency, securities values and interest rates. Due to the risks, the Funds could incur losses in excess of the net unrealized value shown on the Forward Foreign Currency Contracts table in each Fund’s Portfolio of Investments. In the event of default by the Counterparty, a Fund will provide notice to the Counterparty of the Fund’s intent to convert the currency held by the Fund into the currency that the Counterparty agreed to exchange with that Fund. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Funds may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Funds may obtain only limited recovery or may obtain no recovery in such circumstances. As of July 31, 2018, the Funds did not have any open forward foreign currency contracts.
D. Foreign Currency
The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Exchange-Traded Fund III

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)

Date:	September 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	September 26, 2018

By (Signature and Title)*	/s/ Donald P. Swade
Donald P. Swade, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	September 26, 2018

* Print the name and title of each signing officer under his or her signature.